UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 79.67%
ASSET-BACKED SECURITIES — 19.84%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$34,578	$21,264
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		5,309	5,241
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.76%	09/15/33		16,763	16,084
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.93%	12/15/33		15,051	14,505
Bayview Financial Acquisition Trust 2004-B A1
1.23%	05/28/39	[2,3]	881,754	566,337
Bayview Financial Acquisition Trust 2005-A A1
1.23%	02/28/40	2,3,†	3,476,342	2,171,111
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
1.23%	12/28/40	2,3,†	3,155,428	1,954,911
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.41%	03/25/37	[2]	2,500,000	979,482
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.53%	07/25/37	[2]	1,765,000	630,836
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		8,065	8,029
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	19,888	20,218
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		160	159
Countrywide Asset-Backed Certificates 2003-BC1 M1
1.61%	12/25/32	[2]	351,357	117,769
Countrywide Asset-Backed Certificates 2007-10 2A2
0.35%	06/25/47	[2]	2,975,000	1,911,338
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		117,812	109,969
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		185,673	176,479
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		5,391	4,481
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
2.56%	03/25/24	[2]	2,558,194	1,136,259
GE Capital Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		840	817
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		99,961	78,142
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		37,257	28,580
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[2]	1,100,000	849,834
HFC Home Equity Loan Asset Backed Certificates 2007-3 APT
1.43%	11/20/36	[2]	682,809	581,579
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	214,793	200,483
Irwin Home Equity Corp. 2003-A M2
2.88%	10/25/27	[2]	814,595	626,030
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	9,406	9,179

Lehman XS Trust 2006-14N 3A2
0.35%	08/25/36	[2]	1,686,617	783,843
Mid-State Trust 6 A4
7.79%	07/01/35		47,764	44,553
Morgan Stanley ABS Capital I 2004-NC2 M2
2.03%	12/25/33	[2]	1,147,609	628,775
Morgan Stanley ABS Capital I 2007-HE5 A2A
0.34%	03/25/37	[2]	493,756	411,930
Morgan Stanley ABS Capital I 2007-NC2 A2A
0.34%	02/25/37	[2]	567,234	496,460
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
0.28%	11/25/36	[2]	165,419	162,379
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		4,278	3,760
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		7,060	6,494
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		353,463	325,961
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	57,599	1,379
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		154,612	108,848
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		14,643	12,227
Saxon Asset Securities Trust 2002-1 M2
2.03%	11/25/31	[2]	206,009	33,594
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.37%	12/25/36	[2]	1,055,000	784,045

N-Q Report December 2009 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 2007-EQ1 A4
0.48%	03/25/37	[2]	$3,000,000	$1,023,670
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[3,4]	8,889,880	69,946
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	1,243	478
Vanderbilt Mortgage Finance 1997-B 1A6
7.60%	06/07/25		1,684,456	1,704,507
Wells Fargo Home Equity Trust 2007-1 A1
0.33%	03/25/37	[2]	85,004	84,223

Total Asset-Backed Securities (Cost $28,450,904)				18,906,188

CORPORATES — 11.65%*
Banking — 0.67%
Bank of America N.A.
0.55%	06/15/17	[2]	750,000	638,408

Communications — 0.86%
Qwest Corp.
7.88%	09/01/11		500,000	526,250
Sprint Nextel Corp.
0.65%	06/28/10	[2]	300,000	295,309

				821,559

Electric — 0.47%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		385,000	446,058

Finance — 7.27%
Citigroup Funding, Inc. 2
0.61%	04/30/12	[2]	900,000	908,897
Citigroup, Inc.
5.30%	10/17/12		600,000	625,449
Discover Financial Services
0.78%	06/11/10	[2]	500,000	495,710
General Electric Capital Corp. (MTN)
0.39%	06/20/14	[2]	250,000	235,676
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[2]	300,000	283,002
Goldman Sachs Group, Inc. (The)
1.03%	12/05/11	[2]	690,000	701,620
4.50%	06/15/10		400,000	407,254
5.45%	11/01/12		500,000	535,609
Goldman Sachs Group, Inc. B (The) (MTN)
0.68%	07/22/15	[2]	200,000	177,858
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[5,6]	883,000	174,944
Morgan Stanley
0.53%	01/18/11	[2]	395,000	393,226
5.05%	01/21/11		395,000	409,793
6.75%	04/15/11		155,000	164,271
Morgan Stanley (FRN)
0.60%	06/20/12	[2]	620,000	624,779
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	260,000	239,062

Morgan Stanley 1
1.11%	12/01/11	[2]	535,000	544,636

				6,921,786

Transportation — 2.38%
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		1,216,246	1,190,826
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[7]	600,000	606,870
JetBlue Airways 2004-2 G1 Pass Through Trust
0.65%	08/15/16	2,†	526,200	410,091
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10	[7]	64,092	64,092

				2,271,879

Total Corporates (Cost $11,187,943)				11,099,690

BANK LOANS — 0.76%*
Health Care — 0.76%
HCA Term Loan A
1.75%	11/18/12	[8]	755,461	723,144

Total Bank Loans (Cost $679,726)
MORTGAGE-BACKED — 47.42%**
Commercial Mortgage-Backed — 4.96%
Bayview Commercial Asset Trust 2007-3 A1
0.47%	07/25/37	[2,3]	1,438,049	953,343
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49	[2]	560,000	572,148
GE Capital Commercial Mortgage Corp. 2005-C4 A3A
5.33%	11/10/45	[2]	110,000	112,116
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2
5.80%	06/15/49	[2]	290,000	294,369
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2
5.83%	02/15/51		500,000	513,119
JPMorgan Mortgage Trust 2005-A2 9A1
5.15%	04/25/35	[2]	613,988	429,162

2 / N-Q Report December 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.75%	06/12/50	[2]	$565,000	$475,057
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
0.42%	09/25/47	[2]	2,606,558	1,372,189

				4,721,503

Non-Agency Mortgage-Backed — 21.07%
Adjustable Rate Mortgage Trust 2005-1 1A1
4.44%	05/25/35	2,†	1,375,676	923,421
American Home Mortgage Investment Trust 2004-3 3A
2.75%	10/25/34	[2]	1,055,611	703,680
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		28,108	28,435
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		785,819	570,019
Banc of America Mortgage Securities, Inc. 2003-A 2A2
5.42%	02/25/33	[2]	5,988	5,020
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.11%	02/25/34	[2]	361,050	333,127
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		447,898	413,198
Countrywide Alternative Loan Trust 2005-16 A5
0.51%	06/25/35	[2]	841,235	252,317
Countrywide Alternative Loan Trust 2005-27 2A1
1.89%	08/25/35	[2]	1,717,672	881,104
Countrywide Alternative Loan Trust 2005-61 2A1
0.51%	12/25/35	[2]	1,323,926	800,593
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
3.51%	11/25/32	[2]	200,000	121,279
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		886,051	817,985
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.32%	02/25/37	[2]	467,517	451,468
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.60%	07/19/44	[2]	669,124	393,476
First Horizon Asset Securities, Inc. 2002-AR2 2A1
3.12%	12/27/32	[2]	28,250	25,224
First Horizon Asset Securities, Inc. 2003-AR2 1A1
3.50%	07/25/33	[2]	99,837	90,345
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		68,688	66,678
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.35%	03/19/35	[4,9]	3,307,543	110,596
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.62%	12/25/34	[2]	1,070,194	664,182
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.45%	04/25/46	[2]	1,648,990	768,697
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.18%	01/25/34	[2]	68,426	59,115
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
4.08%	10/25/34	[2]	1,108,778	869,016
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
3.84%	06/25/34	[2]	52,356	45,063

MASTR Seasoned Securities Trust 2004-1 4A1
3.72%	10/25/32	[2]	166,748	159,022
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		694,144	703,159
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
2.82%	12/25/32	[2]	477,182	428,491
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		229,381	227,564
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		161,287	155,094
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		313,869	301,847
Residential Asset Securitization Trust 2004-IP2 2A1
3.20%	12/25/34	[2]	595,820	472,503
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		2,430,637	1,753,378
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.43%	10/25/36	[2]	2,058,482	1,071,497
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	65,086	58,622

N-Q Report December 2009 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.73%	06/25/35	[2]	$789,926	$485,108
Washington Mutual Alternative Mortgage
Pass-Through Certificates 2007-OA3 4A1
1.31%	04/25/47	[2]	3,126,531	1,586,116
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
1.94%	06/25/42	[2]	151,956	109,985
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
3.05%	06/25/33	[2]	579,014	540,812
Washington Mutual Mortgage Pass-Through Certificates 2007-0A4 1A
1.31%	05/25/47	[2]	1,306,087	686,127
Washington Mutual Mortgage Pass-Through Certificates 2007-0A6 1A
1.35%	07/25/47	[2]	1,840,290	940,398
Washington Mutual Mortgage Pass-Through Certificates 2007-HY4 1A1
5.46%	04/25/37	[2]	1,286,763	901,256
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		104,324	105,161

				20,080,178

U.S. Agency Mortgage-Backed — 21.39%
Fannie Mae 1988-12 A
6.05%	02/25/18	[2]	115,475	113,044
Fannie Mae 1993-80 S
10.57%	05/25/23	[2]	9,548	10,083
Fannie Mae 1997-23 PB
6.63%	01/25/22		19,689	21,234
Fannie Mae 2000-27 AN
6.00%	08/25/30		11,876	12,491
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	6,364	6,506
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		70,037	5,766
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	123,523	129,509
Fannie Mae 2003-30 ET
3.50%	08/25/16		710,046	720,522
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		174,621	18,540
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		49,348	1,248
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	156,146	151,855
Fannie Mae 2005-39 BN
4.55%	06/25/28		729,454	754,779
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	272,521	268,737
Fannie Mae 2007-65 PA
6.00%	03/25/31		728,835	768,121
Fannie Mae 2008-35 CI (IO)
1.28%	02/25/11	[2]	24,759,857	283,171
Fannie Mae 2009-9 VM (IO)
3.18%	04/25/13	2,†	5,888,591	316,448
Fannie Mae Pool 111643
6.43%	09/01/20	[2]	27,515	28,424
Fannie Mae Pool 190656
6.50%	02/01/14		162,878	176,769
Fannie Mae Pool 523829
8.00%	11/01/19		235,349	270,489
Fannie Mae Pool 555098
3.23%	11/01/32	[2]	122,027	125,952
Fannie Mae Pool 555177
3.26%	01/01/33	[2]	148,288	153,369
Fannie Mae Pool 555207
7.00%	11/01/17		39,679	42,802
Fannie Mae Pool 567002
8.00%	05/01/23		134,253	152,888
Fannie Mae Pool 646884
2.17%	05/01/32	[2]	7,679	7,785
Fannie Mae Pool 647903
2.16%	04/01/27	[2]	62,196	63,294
Fannie Mae Pool 648860
6.50%	05/01/17		721,361	782,924
Fannie Mae Pool 655127
7.00%	07/01/32		38,198	41,980
Fannie Mae Pool 655133
7.00%	08/01/32		50,424	55,411
Fannie Mae Pool 655151
7.00%	08/01/32		64,590	70,931
Fannie Mae Pool 754001
4.38%	12/01/33	[2]	630,918	649,878
Fannie Mae Pool 762525
6.50%	11/01/33		186,097	199,589
Fannie Mae Pool 770900
3.58%	04/01/34	[2]	558,538	576,779
Fannie Mae Pool 805268
3.03%	01/01/35	[2]	667,116	669,814
Fannie Mae Pool 811267
3.54%	12/01/34	[2]	216,178	221,275
Fannie Mae Pool 893489
6.21%	09/01/36	[2]	746,917	794,299
Freddie Mac 1214 KA
1.08%	02/15/22	[2]	30,445	30,706

4 / N-Q Report December 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 1526 L
6.50%	06/15/23		$30,093	$32,297
Freddie Mac 2043 CJ
6.50%	04/15/28		63,642	67,456
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		257,960	18,608
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		304,095	15,723
Freddie Mac 2594 VK
5.00%	02/15/23		77,938	78,234
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		55,214	7,854
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		234,939	25,788
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	711,322	714,244
Freddie Mac 2877 MV
4.75%	12/15/28		595,058	613,501
Freddie Mac 2905 JG
7.00%	09/15/34		183,865	184,389
Freddie Mac 2906 NX (IO)
5.27%	12/15/34	[2]	4,112,777	199,106
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	22,077
Freddie Mac 3202 HS (IO)
6.42%	08/15/36	[2]	2,498,867	84,666
Freddie Mac 3330 PA
5.50%	02/15/26		762,438	780,343
Freddie Mac Gold C90237
6.50%	11/01/18		151,128	164,780
Freddie Mac Gold C90474
7.00%	08/01/21		209,269	232,668
Freddie Mac Gold D93410
6.50%	04/01/19		111,723	121,756
Freddie Mac Gold O30092
5.50%	10/01/15		140,596	147,719
Freddie Mac Gold P20295
7.00%	10/01/29		91,400	98,056
Freddie Mac Non Gold Pool 1G2627
6.01%	03/01/37	[2]	915,179	960,145
Freddie Mac Non Gold Pool 1J1393
6.37%	10/01/36	[2]	1,092,075	1,158,507
Freddie Mac Non Gold Pool 1J1509
6.31%	11/01/36	[2]	1,159,415	1,228,374
Freddie Mac Non Gold Pool 1J1534
5.72%	03/01/37	[2]	1,241,588	1,313,898
Freddie Mac Non Gold Pool 1N1446
5.23%	01/01/37	[2]	792,441	831,130
Freddie Mac Non Gold Pool 775554
4.52%	10/01/18	[2]	6,245	6,237
Freddie Mac Non Gold Pool 782824
2.72%	11/01/34	[2]	756,237	776,255

Freddie Mac Non Gold Pool 865369
4.86%	06/01/22	[2]	4,920	4,982
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		186,476	9,913
Ginnie Mae 2004-2 FW
1.64%	01/16/34	[2]	332,998	329,742
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		1,374,145	53,730
Ginnie Mae II Pool 80546
4.00%	10/20/31	[2]	43,284	44,181
Ginnie Mae II Pool 80610
4.38%	06/20/32	[2]	524,912	539,601
Ginnie Mae II Pool 80614
3.63%	07/20/32	[2]	65,605	66,764
Ginnie Mae II Pool 80687
4.50%	04/20/33	[2]	313,740	322,699
Ginnie Mae II Pool 81018
3.63%	08/20/34	[2]	228,932	231,559
Ginnie Mae II Pool 8339
4.13%	12/20/23	[2]	80,451	82,083
Ginnie Mae II Pool 8684
3.63%	08/20/25	[2]	111,933	114,582

				20,381,059

Total Mortgage-Backed (Cost $51,424,418)				45,182,740

Total Bonds — 79.67% (Cost $91,742,991)				75,911,762

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 30.87%
Commercial Paper — 2.00%
BNP Paribas Finance, Inc.
0.13%[10]	02/05/10		955,000	954,890
Rabobank USA Financial Corp.
0.13%[10]	02/04/10		950,000	949,871

				1,904,761

Money Market Fund — 16.10%
Dreyfus Cash Advantage Fund
1.51%			4,299,000	4,299,000

N-Q Report December 2009 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Money Market Fund (continued)
Goldman Sachs Group, Inc. (The)
0.05%[11]		11,044,000	$11,044,000

			15,343,000

U.S. Agency Discount Notes — 12.77%
Fannie Mae
0.05%[10]	02/01/10	$315,000	314,988
0.05%[10]	02/04/10	6,165,000	6,164,734
Federal Home Loan Bank
0.07%[10]	02/05/10	1,190,000	1,189,952
Freddie Mac
0.06%[10]	02/18/10	4,495,000	4,494,663

			12,164,337

Total Short Term Investments (Cost $29,412,094)			29,412,098

Total Investments – 110.54% (Cost $121,155,085)[1]			105,323,860

Liabilities in Excess of Other Assets — (10.54)%			(10,045,600)

Net Assets — 100.00%			$95,278,260

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

Six month forward rate swap based upon the spread between the CMM30-FNMA rate and 10 year CMS rate plus 0.49%. The Fund receives an amount equal to the difference between the CMM30-FNMA rate minus the 10 year CMS rate plus 0.49% times the notional amount if positive. The Fund owes a comparable amount if negative. Counterparty: Goldman Sachs Group, Inc. (The)

	05/27/10	$710	$3,235

			$3,235

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$640	$35,285	$35,285

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	$500	$19,963	$19,963

				$55,248	$55,248

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(628,218)	$1,160	$(129,268)	$(757,486)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(1,132,020)	2,300	(369,893)	(1,501,913)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(959,756)	1,950	(313,605)	(1,273,361)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(2,908,323)	4,700	(15,089)	(2,923,412)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(370,875)	471	(49,155)	(420,030)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(741,749)	942	(98,312)	(840,061)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(440,954)	565	(63,082)	(504,036)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(370,875)	471	(49,155)	(420,030)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(295,790)	377	(40,234)	(336,024)

		$(7,848,560)		$(1,127,793)	$(8,976,353)

6 / N-Q Report December 2009

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $121,179,825 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$5,994,678
Gross unrealized depreciation	(21,850,643)

Net unrealized depreciation	$(15,855,965)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2009.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2009 was $5,724,827 representing 6.01% of total net assets.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $181,921 which is 0.19% of total net assets.
[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Expected maturity date.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA Term Loan A, 1.75%, 11/18/12	$679,726	$723,144	0.76%

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2009.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral for swaps.
†

Fair valued security. The aggregate value of fair valued securities is $5,777,361 which is 6.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

N-Q Report December 2009 / 7

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 79.02%
ASSET-BACKED SECURITIES — 15.40%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$107,794	$106,417
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		42,452	31,297
Bayview Financial Acquisition Trust 2005-A A1
1.23%	02/28/40	2,3,†	10,863,568	6,784,723
Bayview Financial Acquisition Trust 2006-B 2A2
0.43%	04/28/36	[2]	460,416	452,887
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
1.23%	12/28/40	2,3,†	11,327,177	7,017,628
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		3,579,710	3,200,255
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.42%	01/25/47	[2]	1,484,803	1,309,788
Bear Stearns Asset Backed Securities Trust 2007-HE1 1A1
0.35%	02/25/37	[2]	1,452,096	1,290,268
Carrington Mortgage Loan Trust 2004-NC2 M1
0.92%	08/25/34	[2]	218,633	124,393
Carrington Mortgage Loan Trust 2007-FRE1 A3
0.49%	02/25/37	[2]	14,875,000	5,351,997
Castle Trust 2003-1AW A1
0.98%	05/15/27	2,3,†	3,169,351	2,408,561
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 1A6
6.24%	01/25/13	[2]	4,322,136	3,924,161
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
1.13%	02/25/32	[2]	762,559	192,598
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.16%	09/25/36	2,†	7,699,385	4,003,361
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A2
0.33%	01/25/37	[2]	284,250	267,734
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.41%	03/25/37	[2]	150,000	58,769
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.53%	07/25/37	[2]	90,000	32,167
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M1
1.88%	07/25/37	2,†	8,520,000	390,443
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	470,500	442,570
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		475,831	473,699
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[2]	37,761	34,638
Countrywide Asset-Backed Certificates 2007-11 2A1
0.29%	06/25/47	[2]	545,753	501,843
Countrywide Asset-Backed Certificates 2007-4 A1B
5.81%	09/25/37		3,545,642	3,499,515
Countrywide Asset-Backed Certificates 2007-7 2A1
0.31%	10/25/47	[2]	484,489	439,165
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		3,449,177	2,242,299
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A4
0.46%	11/25/36	[2]	6,000,000	2,084,437
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
5.51%	02/25/37		20,580,000	13,574,512
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.29%	04/25/37	[2]	3,647,025	2,666,696
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		1,617	1,344
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25		6,888,952	5,840,023
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		47,515	7,131
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.47%	12/19/32	2,3,4,†	8,639,321	6,478,775
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.67%	06/25/30	[2]	3,043,619	1,246,201
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		3,484,579	3,203,780
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		141,086	86,533
GSAA Trust 2006-9 A4A
0.47%	06/25/36	[2]	13,500,000	5,372,036
HFC Home Equity Loan Asset Backed Certificates 2006-3 A4
0.47%	03/20/36	[2]	8,680,000	5,464,729
HFC Home Equity Loan Asset Backed Certificates 2007-1 AS
0.43%	03/20/36	[2]	11,867,980	8,717,848

8 / N-Q Report December 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.53%	07/20/36	[2]	$1,325,000	$544,759
HFC Home Equity Loan Trust 2005-3 M1
0.65%	01/20/35	[2]	4,545,244	3,920,487
Home Equity Asset Trust 2007-3 2A2
0.41%	08/25/37	[2]	5,635,000	2,703,318
Home Equity Mortgage Trust 2006-1 A1B
0.36%	05/25/36	[2]	1,111,522	700,823
HSI Asset Securitization Corp. Trust 2006-OPT2 2A3
0.42%	01/25/36	[2]	2,755,030	2,469,687
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	11/25/36		12,415,000	11,554,754
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	11,458,770
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A2
0.28%	05/25/37	[2]	3,463,305	3,170,056
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV1
0.29%	04/01/37	[2]	7,156,905	5,475,368
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV4
0.51%	03/25/47	[2]	50,000	17,558
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.55%	05/15/41	2,5,†	379,022,963	6,001,592
Lehman XS Trust 2006-GP1 A4A
0.56%	05/25/46	[2]	12,240,489	2,507,170
MASTR Asset Backed Securities Trust 2007-HE1 A2
0.38%	05/25/37	[2]	6,260,000	3,652,248
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.44%	05/25/37	[2]	55,000	21,880
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.41%	06/25/37	[2]	19,057,200	7,234,235
Mid-State Trust 2004-1 B
8.90%	08/15/37		971,390	910,894
Mid-State Trust 2006-1 A
5.79%	10/15/40	[3]	9,651,450	9,649,451
Morgan Stanley ABS Capital I 2004-NC2 M2
2.03%	12/25/33	[2]	252,474	138,330
Morgan Stanley ABS Capital I 2007-HE7 M2
2.23%	07/25/37	2,†	3,525,000	340,254
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	16,453,006	11,564,107
Nationstar Home Equity Loan Trust 2007-A AV1
0.29%	03/25/37	[2]	4,569	4,341
Nationstar Home Equity Loan Trust 2007-A AV4
0.46%	03/25/37	2,†	5,928,000	2,815,555
Nationstar Home Equity Loan Trust 2007-B 2AV1
0.35%	04/25/37	[2]	488,819	453,778
Nationstar Home Equity Loan Trust 2007-C 2AV1
0.29%	06/25/37	[2]	52,975	51,406
Nationstar Home Equity Loan Trust 2007-C 2AV3
0.41%	06/25/37	[2]	7,807,200	3,227,339
Nomura Asset Acceptance Corp. 2006-S1 A1
0.37%	01/25/36	[2,3]	28,428	27,612
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	5,†	8,470,395	202,849
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	[3,6]	8,806,150	2,810
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.54%	06/25/47	[2]	70,000	25,841
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		10,847	9,057
Resmae Mortgage Loan Trust 2006-1 A1B
0.50%	02/25/36	[2,3]	2,267,131	530,309
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.36%	05/25/37	[2]	10,365,967	7,257,747
SG Mortgage Securities Trust 2006-FRE1 A1B
0.50%	02/25/36	[2]	1,694,149	970,490
Soundview Home Equity Loan Trust 2006-OPT1 2A4
0.50%	03/25/36	[2]	7,300,000	3,763,814
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.37%	12/25/36	[2]	12,000,000	8,918,047
Soundview Home Equity Loan Trust 2007-OPT5 M2
2.38%	10/25/37	[2,3]	90,000	6,551
Structured Asset Securities Corp. 2007-BC2 A3
0.36%	03/25/37	2,†	55,000	32,447
Terwin Mortgage Trust 2004-7HE A1
0.78%	07/25/34	[2,3]	142,962	115,476
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	480,078	445,360

N-Q Report December 2009 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Trust 2007-1 A1
0.33%	03/25/37	[2]	$119,451	$118,353
Wells Fargo Home Equity Trust 2007-2 A1
0.32%	04/25/37	[2]	866,499	833,699

Total Asset-Backed Securities (Cost $300,226,106)				213,173,843

CORPORATES — 28.88%*
Banking — 4.63%
Bank of America Corp.
5.65%	05/01/18		300,000	305,186
Bank of America N.A.
0.55%	06/15/17	[2]	2,500,000	2,128,025
BankAmerica Capital III
0.85%	01/15/27	[2]	2,881,000	2,009,497
BankAmerica Institutional A
8.07%	12/31/26	[3]	5,250,000	5,184,375
Chase Capital II B
0.78%	02/01/27	[2]	6,455,000	4,617,804
Credit Suisse/Guernsey 1 (Switzerland)
0.96%	05/29/49	[2,4]	8,065,000	5,373,306
Credit Suisse/New York (MTN) (Switzerland)
3.45%	07/02/12	[4]	1,825,000	1,878,317
5.00%	05/15/13	[4]	11,000,000	11,739,882
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[4]	7,640,000	8,122,886
JPMorgan Chase & Co.
4.75%	05/01/13		30,000	31,690
JPMorgan Chase & Co. C (MTN)
8.55%	07/23/13	[2]	1,500,000	1,401,450
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[2]	1,576,000	1,116,839
JPMorgan Chase Capital XXI U
1.23%	02/02/37	[2]	3,250,000	2,244,928
National Australia Bank Ltd. A (Australia)
8.60%	05/19/10	[4]	9,250,000	9,534,956
Nationsbank Capital Trust III
0.83%	01/15/27	[2]	7,650,000	5,341,949
NB Capital Trust II
7.83%	12/15/26		3,200,000	3,000,000

				64,031,090

Communications — 1.21%
Cellco Partnership/Verizon Wireless Capital LLC
3.75%	05/20/11		5,440,000	5,611,425
Qwest Communications International, Inc.
7.25%	02/15/11		500,000	505,000
Qwest Corp.
7.88%	09/01/11		5,920,000	6,230,800
Sprint Nextel Corp.
0.65%	06/28/10	[2]	4,275,000	4,208,148
Visant Holding Corp.
8.75%	12/01/13		200,000	206,500

				16,761,873

Electric — 2.62%
Cedar Brakes I LLC
8.50%	02/15/14	[3]	2,137,002	2,171,234
Cedar Brakes II LLC
9.88%	09/01/13	[3]	6,765,900	6,893,844
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	117,679	111,794
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		2,500,000	2,613,742
11.88%	07/01/12		5,639,000	6,533,306
Mirant Mid Atlantic LLC A
8.63%	06/30/12		4,024,471	4,104,960
Nisource Finance Corp.
7.88%	11/15/10		2,050,000	2,149,589
Power Contract Financing LLC
6.26%	02/01/10	[3]	1,142,612	1,144,872
TECO Energy, Inc.
2.28%	05/01/10	[2]	5,665,000	5,680,194
W3A Funding Corp.
8.09%	01/02/17		4,816,848	4,838,288

				36,241,823

Energy — 1.05%
AES Corp. (The)
8.75%	05/15/13	[3]	219,000	225,570
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		450,000	432,000
Aquila Canada Finance Corp. (Canada)
7.75%	06/15/11	[4]	1,835,000	1,928,504
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	254,375
Comstock Resources, Inc.
6.88%	03/01/12		150,000	151,125
Corral Petroleum Holdings AB (PIK) (Sweden)
1.78%	04/15/10	3,4,†	273,198	225,387
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	575,000	566,375
Massey Energy Co.
6.88%	12/15/13		375,000	376,406
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[4]	250,000	203,125

10 / N-Q Report December 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Sempra Energy Employee Stock Ownership Plan & Trust
5.78%	11/01/14	3,†	$5,000,000	$4,926,953
Sonat, Inc.
7.63%	07/15/11		350,000	362,496
Williams Cos., Inc. (The)
7.13%	09/01/11		4,555,000	4,869,869

				14,522,185

Finance — 12.37%
Bear Stearns Cos., Inc. (The) (MTN)
6.95%	08/10/12		10,000,000	11,130,140
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,666,525
Citigroup, Inc.
5.30%	10/17/12		1,399,000	1,458,339
5.50%	04/11/13		11,034,000	11,448,183
5.50%	10/15/14		3,510,000	3,557,683
6.01%	01/15/15		2,485,000	2,540,157
6.38%	08/12/14		8,000,000	8,334,036
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		5,660,000	6,016,390
Discover Financial Services
0.78%	06/11/10	[2]	6,905,000	6,845,748
Ford Motor Credit Co. LLC
1.85%	01/15/10	[2]	4,070,000	4,075,088
General Electric Capital Corp. (MTN)
0.39%	06/20/14	[2]	3,500,000	3,299,464
0.66%	05/05/26	[2]	5,700,000	4,829,097
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[2]	10,144,000	9,569,241
General Electric Capital Corp. E (MTN)
0.40%	03/20/14	2,†	5,500,000	4,956,647
GMAC LLC
2.46%	12/01/14	[2]	1,424,000	1,123,180
Goldman Sachs Group, Inc. (The)
0.78%	01/12/15	[2]	2,500,000	2,389,018
1.03%	12/05/11	[2]	10,970,000	11,154,746
5.45%	11/01/12		8,000,000	8,569,739
6.15%	04/01/18		2,500,000	2,680,592
Goldman Sachs Group, Inc. B (The) (MTN)
0.68%	07/22/15	[2]	800,000	711,430
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6,7]	4,835,000	957,934
0.00%	11/07/16	[6,7]	6,776,000	1,342,495
0.00%	02/16/17	[6,7]	4,198,000	831,729
MBNA Capital A
8.28%	12/01/26		924,000	898,590
MBNA Capital B
1.08%	02/01/27	[2]	2,721,000	1,863,145
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	30,770
8.95%	05/18/17	[2]	30,000	30,938
9.57%	06/06/17	[2]	5,184,000	5,404,579

Morgan Stanley
0.53%	01/18/11	[2]	4,405,000	4,385,213
0.56%	01/15/10	[2]	20,000	20,001
0.76%	10/15/15	[2]	2,830,000	2,657,647
4.20%	11/20/14		750,000	751,344
6.00%	05/13/14		1,325,000	1,424,733
Morgan Stanley (FRN)
0.60%	06/20/12	[2]	9,655,000	9,729,419
Morgan Stanley (MTN)
5.63%	01/09/12		5,000,000	5,319,196
Morgan Stanley 1
1.11%	12/01/11	[2]	4,115,000	4,189,119
Morgan Stanley G (MTN)
0.58%	01/09/14	[2]	1,405,000	1,342,750
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	4,†	1,955,733	2,026,989
Power Receivable Finance LLC
6.29%	01/01/12	[3]	993,184	1,013,012
6.29%	01/01/12		1,042,491	1,063,304
Prudential Holdings LLC (FSA)
1.13%	12/18/17	[2,3]	10,665,000	8,781,316
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	6,012,057
Woodbourne Capital Trust I
2.64%	04/08/49	[2,3,5]	1,000,000	210,000
Woodbourne Capital Trust II
2.64%	04/08/49	[2,3,5]	1,000,000	210,000
Woodbourne Capital Trust III
2.74%	04/08/49	[2,3,5]	1,000,000	210,000
Woodbourne Capital Trust IV
2.74%	04/08/49	[2,3,5]	1,000,000	210,000

				171,271,723

Health Care — 0.57%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		250,000	258,750
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,693,481

				7,952,231

Insurance — 1.29%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	2,000,000	1,937,089

N-Q Report December 2009 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
1.00%	06/25/10	[2,3]	$50,000	$50,070
2.16%	06/10/11	[2,3]	2,000,000	2,040,838
2.88%	09/17/12	[3]	2,810,000	2,821,102
5.13%	04/10/13	[3]	4,550,000	4,823,846
5.13%	06/10/14	[3]	3,230,000	3,421,684
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,550,000	2,807,340

				17,901,969

Real Estate Investment Trust (REIT) — 3.16%
Avalonbay Communities, Inc. (MTN)
6.13%	11/01/12		1,057,000	1,125,651
CPG Partners LP
8.25%	02/01/11		4,710,000	4,928,332
Duke Realty LP
5.63%	08/15/11		8,550,000	8,756,688
6.25%	05/15/13		9,000,000	9,058,302
HCP, Inc.
6.45%	06/25/12		4,000,000	4,120,524
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,578,857
UDR, Inc. E (MTN)
3.90%	03/15/10		25,000	25,016
WEA Finance LLC/WT Finance
7.50%	06/02/14	[3]	4,000,000	4,511,229
Weingarten Realty Investors A (MTN)
8.25%	01/22/10		3,800,000	3,802,314
Westfield Capital Corp. Ltd. (Multinational)
4.38%	11/15/10	[3,4]	5,690,000	5,847,715

				43,754,628

Services — 0.07%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	356,250
United Rentals North America, Inc.
6.50%	02/15/12		425,000	426,063
7.00%	02/15/14		125,000	113,750

				896,063

Transportation — 1.91%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11	[8]	5,461	5,420
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		4,864,983	4,763,305
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		1,616,126	1,535,320
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		11,870	11,485
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		746,020	750,682
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11		3,994,305	3,979,326
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		8,751,000	8,851,199
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,500,000	1,481,250
United Air Lines, Inc.
10.40%	11/01/16		4,767,000	5,023,226

				26,401,213

Total Corporates (Cost $400,537,828)				399,734,798

BANK LOANS — 0.92%*
Communications — 0.16%
Cebridge 2nd Lien (PIK)
6.26%	05/05/14	[9]	480,677	482,579
Charter Communications, Inc. Term Loan 3rd Lien
2.76%	02/27/14	[6,9]	500,000	457,875
Dex Media West LLC Term Loan B
6.90%	10/24/14	[9]	1,174,100	1,088,000
Univision Communications, Inc. 1st Lien Strip
2.50%	03/15/14	[9]	125,000	109,063

				2,137,517

Electric — 0.04%
TPF Generation Holdings LLC 2nd Lien
4.49%	12/15/14	[9]	250,000	214,688
TXU Energy Term Loan B3
3.73%	10/10/14		488,750	395,643

				610,331

Health Care — 0.53%
Carestream Health, Inc. Term Loan
5.49%	10/30/13	[9]	500,000	426,719
HCA Term Loan A
1.75%	11/18/12	[9]	7,171,333	6,864,557

				7,291,276

Insurance — 0.02%
Asurion Corp. Term Loan
3.24%	07/03/14	[9]	249,375	239,348

Materials — 0.01%
Lyondell Chemical Co. New Money (DIP)
13.00%	12/15/09		93,852	98,145

12 / N-Q Report December 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Materials (continued)
Lyondell Chemical Co. Roll Up (DIP)
5.79%	12/15/09		$93,713	$97,579

				195,724

Services — 0.05%
Cengage Learning Term Loan B
2.75%	07/09/14	[9]	733,125	671,267

Transportation — 0.11%
Delta Air Lines, Inc. Term Loan 1st Lien
2.20%	05/01/12	[9]	1,470,000	1,306,463
United Air Lines, Inc.
2.31%	02/01/14	[9]	348,611	274,531

				1,580,994

Total Bank Loans (Cost $12,930,408)				12,726,457

MORTGAGE-BACKED — 32.30%**
Commercial Mortgage-Backed — 4.56%
Bayview Commercial Asset Trust 2006-3A A1
0.48%	10/25/36	2,3,†	5,208,243	3,592,090
Bayview Commercial Asset Trust 2007-1 A1
0.45%	03/25/37	2,3,†	149,778	105,649
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.02%	12/10/49	[2]	10,025,000	8,782,597
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49	[2]	8,000,000	8,173,547
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		3,072,472	3,066,516
GE Capital Commercial Mortgage Corp. 2005-C4 A3A
5.33%	11/10/45	[2]	2,235,000	2,277,994
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4
4.91%	03/10/38		410,000	403,334
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.92%	07/10/38	[2]	5,955,000	5,443,055
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.75%	02/12/49	[2]	1,918,000	1,682,883
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2
5.80%	06/15/49	[2]	4,179,000	4,241,959
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2
5.83%	02/15/51		7,450,000	7,645,466
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	3,030,000	2,631,348
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		2,830,000	2,394,122
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	4,840,000	4,288,639
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.75%	06/12/50	[2]	7,300,000	6,137,905
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		2,570,000	2,196,267

				63,063,371

Non-Agency Mortgage-Backed — 15.77%
Adjustable Rate Mortgage Trust 2005-1 1A1
4.44%	05/25/35	2,†	11,676,047	7,837,536
American Home Mortgage Assets 2007-2 A1
0.36%	03/25/47	[2]	22,735,006	11,337,731
American Home Mortgage Assets 2007-4 A2
0.42%	08/25/37	[2]	22,500,000	11,568,227
American Home Mortgage Investment Trust 2004-2 2A
2.47%	02/25/44	[2]	15,437,581	13,164,451
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		11,078,619	7,820,039
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		9,429,829	6,840,226
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[3,4,5]	735,998	84,640
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[2]	19,000,000	18,816,055
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
0.43%	11/25/36	[2]	14,137,883	7,121,760
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.44%	06/25/37	[2]	17,254,299	8,663,819
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,5]	9,000	1,080
BlackRock Capital Finance LP 1997-R2 AP
0.00%	12/25/35	[2,3,5]	16,232	16,241
Chase Mortgage Finance Corp. 2007-A2 2A3
3.56%	07/25/37	[2]	12,656,913	11,334,927
Chase Mortgage Finance Corp. 2007-S2 1A7
6.00%	03/25/37		10,404,603	10,049,896

N-Q Report December 2009 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.41%	05/25/36	[2,3]	$2,972,772	$1,631,430
Chevy Chase Mortgage Funding Corp. 2005-AA B2
0.85%	01/25/36	[2,3,5]	714,900	—
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.11%	02/25/34	[2]	230,671	212,831
Countrywide Alternative Loan Trust 2005-27 2A1
1.89%	08/25/35	[2]	2,420,019	1,241,383
Countrywide Alternative Loan Trust 2005-51 2A2A
0.52%	11/20/35	[2]	36,844	34,831
Countrywide Alternative Loan Trust 2005-59 1A1
0.56%	11/20/35	[2]	10,270,683	5,406,889
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		10,432,161	8,814,551
Countrywide Alternative Loan Trust 2006-OA12 A2
0.44%	09/20/46	[2]	5,048,028	2,155,781
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.08%	08/25/34	[2]	126,284	118,006
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.14%	01/25/26	2,3,5,†	99,508	62
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.44%	03/19/45	[2]	3,863,052	2,100,272
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
1.48%	04/19/47	[2]	95,333	51,030
First Horizon Alternative Mortgage Securities 2004-AA3 A1
3.08%	09/25/34	[2]	35,636	28,954
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		29,674	28,848
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.35%	03/19/35	[5,10]	9,686,374	323,888
Harborview Mortgage Loan Trust 2006-3 2A1A
6.32%	06/19/36	[2]	3,108,302	1,757,979
Harborview Mortgage Loan Trust 2007-2 2A1A
0.39%	05/25/38	[2]	17,439,096	7,988,588
Impac CMB Trust 2005-5 A1
0.55%	08/25/35	[2]	5,925,578	3,062,028
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.62%	12/25/34	[2]	688,198	427,108
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.63%	11/25/34	[2]	2,663,371	1,372,736
JPMorgan Mortgage Trust 2005-A3 5A3
3.67%	06/25/35	[2]	161,755	127,880
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.17%	01/25/34	[2]	145,931	140,891
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.18%	01/25/34	[2]	269,484	232,814
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
3.84%	06/25/34	[2]	276,741	238,189
MASTR Seasoned Securities Trust 2004-1 4A1
3.72%	10/25/32	[2]	666,990	636,090
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.50%	06/25/37	[2]	7,987,922	3,953,635
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		2,821,377	2,772,155
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		5,477,087	5,047,764
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		13,368,502	9,643,580
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.16%	12/27/35	[2]	18,389,815	8,920,366
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.43%	10/25/36	[2]	16,210,547	8,438,040
Structured Asset Securities Corp. 2002-5A 6A
6.16%	04/25/32	[2]	1,528	1,340
Thornburg Mortgage Securities Trust 2007-1 A2B
0.33%	03/25/37	[2]	15,171,792	14,467,672
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.31%	04/25/47	[2]	16,545,067	8,393,453
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.77%	01/25/33	[2]	385,164	353,291
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
0.56%	01/25/45	[2]	1,573,230	911,672

14 / N-Q Report December 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
2.77%	07/25/46	[2]	$11,202,353	$2,580,902

				218,273,557

U.S. Agency Mortgage-Backed — 11.97%
Fannie Mae 1997-76 FS
0.70%	09/17/27	[2]	61,245	59,616
Fannie Mae 2006-B2 AB
5.50%	05/25/14		8,469,564	8,769,689
Fannie Mae 2007-64 FA
0.70%	07/25/37	[2]	10,684,397	10,090,152
Fannie Mae FNCL (TBA)
4.50%	01/01/40		854,000	852,532
Fannie Mae G92-10 Z
7.75%	01/25/22		18,612	20,678
Fannie Mae Pool 555177
3.26%	01/01/33	[2]	92,927	96,111
Fannie Mae Pool 555284
7.50%	10/01/17		5,259	5,663
Fannie Mae Pool 567002
8.00%	05/01/23		140,647	160,169
Fannie Mae Pool 735861
6.50%	09/01/33		61,347	66,380
Fannie Mae Pool 745383
3.70%	12/01/35	[2]	3,261,350	3,379,761
Fannie Mae Pool 770900
3.58%	04/01/34	[2]	832,597	859,790
Fannie Mae Pool 805256
5.11%	01/01/35	[2]	1,362,046	1,407,093
Fannie Mae Pool 942553
5.94%	08/01/37	[2,11]	24,010,562	25,364,542
Freddie Mac 2174 PN
6.00%	07/15/29		3,845,031	4,129,239
Freddie Mac 2454 FQ
1.23%	06/15/31	[2]	66,017	66,527
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		632,053	32,680
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		40,723	4,470
Freddie Mac 3437 BI (IO)
1.55%	05/15/12	†	101,835,411	2,333,463
Freddie Mac 3447 AI (IO)
1.24%	03/15/12		43,878,314	779,340
Freddie Mac Gold A45796
7.00%	01/01/33		42,563	47,477
Freddie Mac Gold C46104
6.50%	09/01/29		50,427	54,595
Freddie Mac Gold G13032
6.00%	09/01/22	[11]	14,206,047	15,242,644
Freddie Mac Gold G13475
6.00%	01/01/24		1,716,226	1,836,053
Freddie Mac Non Gold Pool 1B1928
3.46%	08/01/34	[2]	2,523,148	2,593,038

Freddie Mac Non Gold Pool 1G2627
6.01%	03/01/37	[2]	13,148,770	13,794,809
Freddie Mac Non Gold Pool 1J1393
6.37%	10/01/36	[2]	15,267,108	16,195,818
Freddie Mac Non Gold Pool 1J1509
6.31%	11/01/36	[2]	10,866,353	11,512,658
Freddie Mac Non Gold Pool 1L0113
3.82%	05/01/35	[2]	2,299,413	2,365,467
Freddie Mac Non Gold Pool 1N0371
6.22%	01/01/37	[2]	16,564,906	17,596,491
Freddie Mac Non Gold Pool 1N1446
5.23%	01/01/37	[2]	9,065,292	9,507,889
Freddie Mac Non Gold Pool 1Q0196
5.88%	02/01/37	[2]	12,946,034	13,708,189
Freddie Mac Non Gold Pool 786781
3.98%	08/01/29	[2]	179,339	184,444
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		773,194	41,102
Ginnie Mae GNSF (TBA)
5.00%	01/01/40		1,020,000	1,049,245
Ginnie Mae I Pool 422972
6.50%	07/15/29		71,851	77,630
Ginnie Mae II Pool 1849
8.50%	08/20/24		1,916	2,202
Ginnie Mae II Pool 2020
8.50%	06/20/25		4,386	5,049
Ginnie Mae II Pool 2286
8.50%	09/20/26		4,417	5,091
Ginnie Mae II Pool 2487
8.50%	09/20/27		22,940	26,466
Ginnie Mae II Pool 80059
4.38%	04/20/27	[2]	60,494	62,218
Ginnie Mae II Pool 80589
4.50%	03/20/32	[2]	219,213	225,662
Ginnie Mae II Pool 80610
4.38%	06/20/32	[2]	44,184	45,421
Ginnie Mae II Pool 80968
3.63%	07/20/34	[2]	986,084	1,017,490
Ginnie Mae II Pool 81201
4.00%	01/20/35	[2]	29,530	30,448

N-Q Report December 2009 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8599
4.38%	02/20/25	[2]	$52,223	$54,352

				165,759,843

Total Mortgage-Backed (Cost $520,328,695)				447,096,771

MUNICIPAL BONDS — 0.45%*
California — 0.45%
State of California Water Utility Improvements G.O. Taxable Variable Purpose 3
5.45%	04/01/15		1,715,000	1,727,262
State of California, Refunding Bonds G.O. Taxable Variable Purpose
4.85%	10/01/14		4,500,000	4,447,260

				6,174,522

Total Municipal Bonds (Cost $6,227,367)				6,174,522

U.S. AGENCY SECURITIES — 1.07%
Federal Home Loan Bank
0.50%	03/30/11		8,190,000	8,195,127

Freddie Mac
2.00%	10/01/12		6,660,000	6,665,481

Total U.S. Agency Securities (Cost $14,872,147)				14,860,608

Total Bonds – 79.02% (Cost $1,255,122,551)				1,093,766,999

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 26.06%
Commercial Paper — 3.36%
BNP Paribas Finance, Inc.
0.13%[12]	02/05/10		23,435,000	23,432,292
Rabobank USA Financial Corp.
0.13%[12]	02/04/10		23,060,000	23,056,870

				46,489,162

Money Market Fund — 10.80%
Dreyfus Cash Advantage Fund
1.51%			62,209,000	62,209,000
Goldman Sachs Group, Inc. (The)
0.05%[11]			87,254,100	87,254,100

				149,463,100

U.S. Agency Discount Notes — 11.82%
Fannie Mae
0.05%[12]	02/04/10		11,850,000	11,849,490
Federal Home Loan Bank
0.07%[12]	02/05/10		17,235,000	17,234,310
0.07%[12]	02/19/10		32,510,000	32,508,754
Freddie Mac
0.06%[12]	02/18/10		102,000,000	101,992,350

				163,584,904

U.S. Treasury Bills — 0.08%
U.S. Treasury Bills
0.05%[12]	02/18/10	[13]	1,120,000	1,119,983

Total Short Term Investments (Cost $360,655,814)				360,657,149

Total Investments – 105.08% (Cost $1,615,778,365)[1]				1,454,424,148

Liabilities in Excess of Other Assets — (5.08)%				(70,358,280)

Net Assets — 100.00%				$1,384,065,868

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
2,400	U.S. Treasury Two Year Note, Expiration March 2010	$(623,018)
372	U.S. Treasury Five Year Note, Expiration March 2010	(783,779)

	Net unrealized depreciation	$(1,406,797)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

Six month forward rate swap based upon the spread between the CMM30-FNMA rate and 10 year CMS rate plus 0.49%. The Fund receives an amount equal to the difference between the CMM30-FNMA rate minus the 10 year CMS rate plus 0.49% times the notional amount if positive. The Fund owes a comparable amount if negative. Counterparty: Goldman Sachs Group, Inc. (The)

	05/27/10	$10,060	$45,842

			$45,842

16 / N-Q Report December 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED)—SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$4,250	$(19,783)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

	12/20/12	1,425	(15,330)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	1,325	(13,468)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	1,850	(152,397)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	2,800	(223,260)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	1,250	(1,390)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	2,750	(6,322)

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	2,550	1,414

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	2,725	16,303

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	12/20/12	295	895

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	900	(43,047)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	900	(43,047)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	1,600	(58,303)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

	12/20/13	275	(36,688)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	275	(15,405)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	1,905	(10,167)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	1,905	(35,317)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	2,935	(39,318)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	2,930	(39,251)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	2,930	(66,417)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	2,935	(66,530)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	1,800	(126,476)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	1,170	89,635

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	895	68,567

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	890	68,184

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	9,950	338,156

N-Q Report December 2009 / 17

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED)—SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	$1,170	$141,206

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	4,200	224,795

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	3,600	192,682

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	1,900	101,693

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	1,900	101,693

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	2,275	121,764

			$455,071

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN)—SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$3,250	$179,181	$179,181

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	5,500	219,593	219,593

				$398,774	$398,774

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	$(750,470)	$2,000	$(555,541)	$(1,306,011)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(2,003,798)	3,700	(412,322)	(2,416,120)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(3,248,405)	6,600	(1,061,432)	(4,309,837)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(1,548,261)	3,200	(541,357)	(2,089,618)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(2,756,223)	5,600	(900,608)	(3,656,831)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(1,915,030)	11,630	(5,679,425)	(7,594,455)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(13,520,611)	21,850	(70,143)	(13,590,754)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(2,628,750)	4,000	140,740	(2,488,010)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	(4,124,657)	6,000	392,642	(3,732,015)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(3,263,698)	4,146	(432,568)	(3,696,266)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(4,450,497)	5,653	(589,866)	(5,040,363)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(3,086,679)	3,957	(441,575)	(3,528,254)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(2,596,123)	3,298	(344,089)	(2,940,212)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(2,440,265)	3,109	(331,935)	(2,772,200)

18 / N-Q Report December 2009

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	$(1,814,032)	$4,964	$(892,839)	$(2,706,871)

		$(50,147,499)		$(11,720,318)	$(61,867,817)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $1,616,620,911 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$43,849,344
Gross unrealized depreciation	(206,046,107)

Net unrealized depreciation	$(162,196,763)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2009.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2009 was $99,244,093 representing 7.17% of total net assets.

[4]	U.S. dollar denominated security issued by foreign domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $7,470,352 which is 0.54% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Expected maturity date.
[9]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.24%, 07/03/14	$247,768	$239,348	0.02%
06/01/07	Carestream Health, Inc. Term Loan, 5.49%, 10/30/13	504,113	426,719	0.03%
02/01/08	Cebridge 2nd Lien (PIK), 6.26%, 05/05/14	480,677	482,579	0.03%
06/27/07	Cengage Learning Term Loan B, 2.75%, 07/09/14	728,389	671,267	0.05%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 2.76%, 02/27/14	502,018	457,875	0.03%
04/25/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.20%, 05/01/12	1,470,000	1,306,463	0.09%
12/30/08	Dex Media West LLC Term Loan B, 6.90%, 10/24/14	653,991	1,088,000	0.08%
10/10/07	HCA Term Loan A, 1.75%, 11/18/12	6,962,755	6,864,557	0.50%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 4.49%, 12/15/14	242,580	214,688	0.02%
02/01/07	United Air Lines, Inc., 2.31%, 02/01/14	348,611	274,531	0.02%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.50%, 03/15/14	118,474	109,063	0.01%

		$12,259,376	$12,135,090	0.88%

[10]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2009.
[11]	Securities, or a portion there of, pledged as collateral for swaps.
†

Fair valued security. The aggregate value of fair valued securities is $62,480,964 which is 4.51% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Represents annualized yield at date of purchase.
[13]	Securities, or a portion there of, pledged as collateral for futures.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(G.O.): General Obligation

(IO): Interest only

(MTN): Medium term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

N-Q Report December 2009 / 19

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.55%
ASSET-BACKED SECURITIES — 11.20%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$9,701	$9,578
Ameriquest Mortgage Securities, Inc. 2005-R6 A2
0.43%	08/25/35	2,†	995,979	919,060
Bayview Financial Acquisition Trust 2005-A A1
1.23%	02/28/40	[2,3],†	1,303,628	814,167
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
1.23%	12/28/40	2,3,†	1,213,626	751,889
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		15,547	13,925
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.42%	01/25/47	[2]	144,331	127,318
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	3,4,†	650,000	552,002
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-2 1A4
5.32%	02/25/35		18,530	16,963
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.41%	03/25/37	[2]	1,376,500	539,303
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	172,517	162,276
Conseco Finance 2002-A A5 (STEP)
7.55%	04/15/32		297,965	302,870
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	314,654	164,405
Conseco Finance 2002-C MF2
6.98%	06/15/32	[2]	27,478	27,244
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	129,898	120,288
Countrywide Asset-Backed Certificates 2004-AB1 2A3
0.75%	02/25/35	[2]	848,520	794,686
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.29%	04/25/37	[2]	584,667	427,507
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF18 M1
0.46%	12/25/37	[2]	2,500,000	71,817
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		41	32
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		554,869	510,156
GSAMP Trust 2007-FM2 A2A
0.29%	01/25/37	[2]	478,172	437,169
GSAMP Trust 2007-HE2 A2A
0.36%	03/25/47	[2]	936,102	840,623
HFC Home Equity Loan Asset Backed Certificates 2006-4 A3V
0.38%	03/20/36	[2]	1,500,000	1,339,653
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.53%	07/20/36	[2]	150,000	61,671
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.54%	07/20/36	2,†	590,000	336,276
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		595,890	433,076
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		197,416	144,180
JPMorgan Mortgage Acquisition Corp. 2006-FRE1 A3
0.42%	05/25/35	[2]	1,160,025	1,014,556
JPMorgan Mortgage Acquisition Corp. 2007-CH4 A3
0.34%	05/25/37	[2]	1,195,000	511,164
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	17,558	17,134
MASTR Asset Backed Securities Trust 2007-HE1 A1
0.31%	05/25/37	[2]	412,166	372,381
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.41%	06/25/37	[2]	43,900	16,665
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.48%	06/25/37	[2]	1,500,000	575,389
Mid-State Trust 11 A1
4.86%	07/15/38		1,393,902	1,248,662
Mid-State Trust 2004-1 A
6.01%	08/15/37		332,318	313,166
Mid-State Trust 2004-1 B
8.90%	08/15/37		242,848	227,723
Mid-State Trust 2005-1 M2
7.08%	01/15/40		1,094,104	925,065
Morgan Stanley ABS Capital I 2006-HE6 A2B
0.33%	09/25/36	[2]	270,000	225,478
Nationstar Home Equity Loan Trust 2006-B AV4
0.51%	09/25/36	[2]	2,450,000	1,028,157

20 / N-Q Report December 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nationstar Home Equity Loan Trust 2007-C 2AV2
0.36%	06/25/37	[2]	$1,150,000	$657,913
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		42,844	39,510
Option One Mortgage Loan Trust 2007-6 2A4
0.48%	07/25/37	[2]	1,255,000	422,998
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 (STEP)
6.16%	08/25/32		2,220	814
Residential Asset Mortgage Products, Inc. 2003-RS1 AI5 (STEP)
5.69%	03/25/33		16,216	7,838
Residential Funding Mortgage Securities II, Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		28,127	23,779
Resmae Mortgage Loan Trust 2006-1 A1B
0.50%	02/25/36	[2,3]	128,471	30,051
Securitized Asset Backed Receivables LLC Trust 2006-HE2 A2C
0.38%	07/25/36	[2]	2,700,000	955,415
SG Mortgage Securities Trust 2006-FRE1 A1B
0.50%	02/25/36	[2]	96,808	55,457
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.37%	12/25/36	[2]	1,680,000	1,248,527
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.38%	06/25/37	[2]	1,872,000	732,308
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.36%	08/25/37	[2]	1,170,000	583,516
Soundview Home Equity Loan Trust 2007-OPT4 2A1
1.13%	09/25/37	[2]	508,418	498,035
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[3]	65,101	61,045
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	33,545	31,120
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	3,657	1,406
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		118,429	100,139

Total Asset-Backed Securities (Cost $25,007,404)				21,843,545

CORPORATES — 30.56%*
Banking — 5.58%
ANZ National International Ltd. (New Zealand)
6.20%	07/19/13	[3,4]	600,000	646,435
BAC Capital Trust XV
1.06%	06/01/56	[2]	1,432,000	924,104
Bank of America N.A.
0.55%	06/15/17	[2]	600,000	510,726
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[4]	850,000	901,913
Credit Suisse/Guernsey 1 (Switzerland)
0.96%	05/29/49	[2,4]	770,000	513,013
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	700,000	747,083
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	500,000	543,124
6.00%	02/15/18	[4]	575,000	602,610
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[4]	760,000	808,036
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	88,200
HBOS Plc (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	850,353
JPMorgan Chase & Co.
6.30%	04/23/19		670,000	738,364
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	380,000	393,237
JPMorgan Chase Bank NA
0.58%	06/13/16	[2]	600,000	556,783
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[2]	1,070,000	758,260
Nationsbank Capital Trust III
0.83%	01/15/27	[2]	616,000	430,149
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	825,000	865,334

				10,877,724

Communications — 0.70%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%	02/01/14		350,000	380,194
Qwest Corp.
7.88%	09/01/11		575,000	605,188
Sprint Nextel Corp.
0.65%	06/28/10	[2]	385,000	378,979

				1,364,361

Electric — 3.26%
Cedar Brakes II LLC
9.88%	09/01/13	[3]	364,107	370,992
CenterPoint Energy Houston Electric LLC U
7.00%	03/01/14		300,000	341,880

N-Q Report December 2009 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Louisiana LLC
5.83%	11/01/10		$758,000	$759,824
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		1,060,000	1,228,109
Nisource Finance Corp.
10.75%	03/15/16		450,000	555,135
PG&E Corp.
5.75%	04/01/14		910,000	981,799
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	497,989
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	572,920
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	800,000	985,430
Union Electric Co.
6.70%	02/01/19		54,000	59,721

				6,353,799

Energy — 2.33%
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		450,000	507,235
Sabine Pass LNG LP
7.25%	11/30/13		935,000	853,187
Southern Union Co.
7.20%	11/01/66	[2]	910,000	782,600
Valero Energy Corp.
9.38%	03/15/19		1,071,000	1,275,888
Williams Cos., Inc. (The)
7.88%	09/01/21		150,000	172,392
8.75%	01/15/20		800,000	956,037

				4,547,339

Finance — 11.31%
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		1,140,000	1,310,593
Capital One Financial Corp. (MTN)
5.70%	09/15/11		876,000	925,047
Citigroup Funding, Inc. 2
0.61%	04/30/12	[2]	655,000	661,475
Citigroup, Inc.
0.56%	11/05/14	[2]	625,000	564,520
0.81%	08/25/36	[2]	205,000	115,877
5.50%	04/11/13		451,000	467,929
5.50%	10/15/14		371,000	376,040
6.01%	01/15/15		250,000	255,549
6.38%	08/12/14		535,000	557,339
6.50%	08/19/13		408,000	434,949
8.50%	05/22/19		300,000	347,002
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		625,000	664,354
Ford Motor Credit Co. LLC
8.63%	11/01/10		319,000	328,522
General Electric Capital Corp.
5.63%	05/01/18		730,000	749,164
General Electric Capital Corp. (MTN)
1.17%	05/22/13	[2]	340,000	332,350
6.88%	01/10/39		300,000	310,794
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[2]	1,394,000	1,315,016
General Electric Capital Corp. E (MTN)
0.40%	03/20/14	2,†	300,000	270,363
Goldman Sachs Group, Inc. (The)
0.46%	02/06/12	[2]	210,000	208,542
1.03%	12/05/11	[2]	785,000	798,220
5.13%	01/15/15		750,000	788,936
6.15%	04/01/18		600,000	643,342
7.50%	02/15/19		800,000	928,210
Goldman Sachs Group, Inc. (The) (MTN)
6.00%	05/01/14		250,000	273,704
Goldman Sachs Group, Inc. B (The) (MTN)
0.68%	07/22/15	[2]	100,000	88,929
LBG Capital No. 1 Plc (United Kingdom)
8.00%	12/15/49	4,†	775,000	596,746
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[5,6]	452,000	89,553
0.00%	11/07/16	[5,6]	502,000	99,459
0.00%	02/16/17	[5,6]	260,000	51,513
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[5,6]	271,000	53,692
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	523,082
8.95%	05/18/17	[2]	410,000	422,813
9.57%	06/06/17	[2]	319,000	332,573
Morgan Stanley
0.53%	01/18/11	[2]	345,000	343,450
0.76%	10/15/15	[2]	187,000	175,611
5.38%	10/15/15		800,000	827,626
6.75%	04/15/11		180,000	190,766
Morgan Stanley (FRN)
0.60%	06/20/12	[2]	1,150,000	1,158,864
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	570,000	524,098
Morgan Stanley G (MTN)
0.58%	01/09/14	[2]	615,000	587,752
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	4,†	100,000	103,643

22 / N-Q Report December 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Power Receivable Finance LLC
6.29%	01/01/12		$214,838	$219,127
Prudential Holdings LLC (FSA)
1.13%	12/18/17	[2,3]	500,000	411,689
Wachovia Bank N.A.
6.00%	11/15/17		643,000	674,110
Wachovia Corp.
0.62%	10/28/15	[2]	250,000	219,422
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	254,090
ZFS Finance USA Trust I
6.15%	12/15/65	[2,3]	500,000	460,000

				22,036,445

Health Care — 1.09%
HCA, Inc.
8.50%	04/15/19	[3]	430,000	463,325
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	795,733
WellPoint, Inc.
6.00%	02/15/14		800,000	868,386

				2,127,444

Insurance — 1.57%
Allied World Assurance Co. Holdings Ltd. (Bermuda)
7.50%	08/01/16	[4]	244,000	260,892
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[4]	375,000	389,063
Metlife, Inc.
7.72%	02/15/19		270,000	317,822
Metropolitan Life Global Funding I
5.13%	06/10/14	[3]	800,000	847,476
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	339,750
Pricoa Global Funding I
5.45%	06/11/14	[3]	850,000	902,773

				3,057,776

Materials — 0.19%
Barrick Gold Corp. (Canada)
6.95%	04/01/19	[4]	335,000	377,846

Real Estate Investment Trust (REIT) — 2.25%
CPG Partners LP
8.25%	02/01/11		670,000	701,058
Duke Realty LP
6.25%	05/15/13		790,000	795,118
HCP, Inc.
7.07%	06/08/15		200,000	205,437
HCP, Inc. (MTN)
5.95%	09/15/11		820,000	846,349
Prime Property Funding II, Inc.
5.60%	06/15/11	[3]	206,000	196,023
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	71,223
UDR, Inc. (MTN)
5.00%	01/15/12		80,000	80,468
WEA Finance LLC
7.13%	04/15/18	[3]	775,000	848,674
WEA Finance LLC/WT Finance
7.50%	06/02/14	[3]	570,000	642,850

				4,387,200

Transportation — 2.28%
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		17,514	17,148
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		850,000	943,500
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		295,520	280,744
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		83,092	80,391
Continental Airlines, Inc. 1999-2 A-1
7.26%	03/15/20		395,203	389,275
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		373,000	359,240
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		23,906	24,056
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		1,202,000	1,215,763
JetBlue Airways 2004-2 G1 Pass Through Trust
0.65%	08/15/16	2,†	21,048	16,404
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		400,000	395,000
Northwest Airlines, Inc. 2001-1 A1
7.04%	04/01/22		214,284	195,534
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10	[7]	108,957	108,957

N-Q Report December 2009 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
United Air Lines, Inc.
9.75%	01/15/17		$400,000	$411,000

				4,437,012

Total Corporates (Cost $56,117,241)				59,566,946

BANK LOANS — 0.26%*
Health Care — 0.26%
HCA Term Loan A
1.75%	11/18/12	[8]	536,705	513,746

Total Bank Loans (Cost $527,243)
MORTGAGE-BACKED — 37.73%**
Commercial Mortgage-Backed — 10.08%
Bear Stearns Commercial Mortgage Securities 2007-PW18 AM
6.08%	06/11/50	[2]	155,000	104,456
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[2]	40,000	40,843
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.15%	10/12/42	[2]	950,000	933,044
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	458,592
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.70%	12/10/49	[2]	40,000	35,777
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49		1,100,000	957,077
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.02%	12/10/49	[2]	1,705,000	1,493,698
Commercial Mortgage Loan Trust 2008-LS1 AJ
6.02%	12/10/49	[2]	210,000	95,316
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		370,000	309,558
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48		1,060,000	926,746
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.92%	07/10/38	[2]	1,605,000	1,467,020
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		1,740,000	1,541,284
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		935,000	820,823
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
5.87%	04/15/45	[2]	1,330,000	1,284,293
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.75%	02/12/49	[2]	955,000	837,932
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	1,685,000	1,463,308
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.06%	02/15/51	[2]	170,000	114,512
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		1,540,000	1,302,808
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		639,127	648,786
LB-UBS Commercial Mortgage Trust 2007-C2 AM
5.49%	02/15/40	[2]	190,000	128,877
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	760,000	673,423
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-9 AM
5.86%	09/12/49	[2]	365,000	262,472
Morgan Stanley Capital I 2006-HQ10 AM
5.36%	11/12/41		365,000	301,396
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		2,060,000	1,760,432
Structured Asset Mortgage Investments, Inc. 2005-AR3 1A1
0.50%	08/25/35	[2]	1,527,507	782,870
Structured Asset Mortgage Investments, Inc. 2005-AR8 A2
2.02%	02/25/36	[2]	1,672,954	897,495

				19,642,838

Non-Agency Mortgage-Backed — 3.96%
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		12,973	13,124
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.51%	01/25/35	[2,3]	379,843	218,940
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.41%	05/25/36	[2,3]	386,725	212,231

24 / N-Q Report December 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.11%	02/25/34	[2]	$60,175	$55,521
Countrywide Alternative Loan Trust 2003-3T1 A2
4.50%	05/25/33		27,277	27,033
Countrywide Alternative Loan Trust 2005-27 2A1
1.89%	08/25/35	[2]	421,409	216,167
Countrywide Alternative Loan Trust 2005-27 3A2
1.64%	08/25/35	[2]	43,742	21,363
Countrywide Alternative Loan Trust 2005-72 A1
0.50%	01/25/36	[2]	905,086	480,007
Countrywide Alternative Loan Trust 2006-OA16 A2
0.42%	10/25/46	[2]	2,557,430	1,390,428
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.08%	08/25/34	[2]	581,308	543,202
Deutsche ALT-A Securities, Inc. 2007-OA2 A1
1.00%	04/25/47	[2]	1,249,467	677,939
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		75,668	73,563
GSR Mortgage Loan Trust 2004-9 5A7
3.89%	08/25/34	2,†	1,469,000	1,194,721
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.35%	03/19/35	[9,10]	787,510	26,332
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.52%	10/25/34	[2]	206,003	168,068
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.63%	11/25/34	[2]	67,351	34,713
IndyMac Index Mortgage Loan Trust 2007-AR5 1A1
5.59%	05/25/37	[2]	24,689	13,447
Lehman XS Trust 2007-12N 1A3A
0.43%	07/25/47	2,†	4,500,000	967,314
Lehman XS Trust 2007-14H A12
0.73%	07/25/47	2,†	9,544,062	533,125
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
5.18%	01/25/34	[2]	3,421	2,956
MASTR Asset Securitization Trust 2002-8 1A1
5.50%	12/25/17		11,139	11,346
MASTR Seasoned Securities Trust 2004-1 4A1
3.72%	10/25/32	[2]	4,335	4,135
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		157,485	159,530
MASTR Seasoned Securities Trust 2005-1 4A1
3.12%	10/25/32	[2]	9,733	8,774
Residential Accredit Loans, Inc. 2003-QS17 NB1
5.25%	09/25/33		14,519	13,462
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		80,548	74,947
Residential Asset Securitization Trust 2004-IP2 2A1
3.20%	12/25/34	[2]	127,289	100,944
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.31%	04/25/47	[2]	892,136	452,588
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.77%	01/25/33	[2]	27,012	24,776

				7,720,696

U.S. Agency Mortgage-Backed — 23.69%
Fannie Mae 1989-25 G
6.00%	06/25/19		4,780	5,156
Fannie Mae 1992-116 B
6.50%	06/25/22		762	828
Fannie Mae 1993-225 SG
26.46%	12/25/13	[2]	124,776	153,715
Fannie Mae 1993-80 S
10.57%	05/25/23	[2]	29,838	31,511
Fannie Mae 2001-52 YZ
6.50%	10/25/31		713,654	775,976
Fannie Mae 2003-27 SG (IO)
7.42%	04/25/17	[2]	8,304,787	638,276
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		29,015	177
Fannie Mae 2003-W6 5T (IO)
0.55%	09/25/42	2,†	42,967,999	644,460
Fannie Mae 2007-64 FA
0.70%	07/25/37	[2]	1,723,908	1,628,027
Fannie Mae 2008-50 SA (IO)
5.82%	11/25/36	[2]	11,070,970	1,155,527
Fannie Mae 2009-9 VM (IO)
3.18%	04/25/13	2,†	12,618,410	678,102
Fannie Mae FNCL (TBA)
4.50%	01/01/40		1,410,000	1,407,576

N-Q Report December 2009 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 253974
7.00%	08/01/31		$35,055	$38,481
Fannie Mae Pool 254232
6.50%	03/01/22		48,745	53,006
Fannie Mae Pool 527247
7.00%	09/01/26		179	199
Fannie Mae Pool 545191
7.00%	09/01/31		18,751	20,584
Fannie Mae Pool 545646
7.00%	09/01/26		109	121
Fannie Mae Pool 549740
6.50%	10/01/27		68,975	73,989
Fannie Mae Pool 555177
3.26%	01/01/33	[2]	49,429	51,123
Fannie Mae Pool 555207
7.00%	11/01/17		2,834	3,057
Fannie Mae Pool 555284
7.50%	10/01/17		2,498	2,690
Fannie Mae Pool 606108
7.00%	03/01/31		2,388	2,655
Fannie Mae Pool 630599
7.00%	05/01/32		22,867	25,243
Fannie Mae Pool 655928
7.00%	08/01/32		15,005	16,898
Fannie Mae Pool 725027
5.00%	11/01/33		1,597,684	1,645,676
Fannie Mae Pool 725425
5.50%	04/01/34		1,562,527	1,643,095
Fannie Mae Pool 735207
7.00%	04/01/34		14,024	15,412
Fannie Mae Pool 735224
5.50%	02/01/35		1,501,660	1,578,542
Fannie Mae Pool 735646
4.50%	07/01/20		33,868	35,227
Fannie Mae Pool 735686
6.50%	12/01/22		280,688	298,743
Fannie Mae Pool 735861
6.50%	09/01/33		355,636	384,809
Fannie Mae Pool 764388
4.94%	03/01/34	[2]	353,773	375,035
Fannie Mae Pool 765387
6.00%	08/01/34		24,391	26,391
Fannie Mae Pool 770869
3.49%	04/01/34	[2]	517,801	533,108
Fannie Mae Pool 776708
5.00%	05/01/34		1,044,226	1,075,118
Fannie Mae Pool 789606
6.00%	08/01/34		19,132	20,408
Fannie Mae Pool 817611
5.32%	11/01/35	[2]	245,283	258,462
Fannie Mae Pool 844773
5.09%	12/01/35	[2]	18,024	18,998
Fannie Mae Pool 888430
5.00%	11/01/33		1,326,593	1,366,443
Fannie Mae Pool 889125
5.00%	12/01/21		1,452,540	1,529,082
Fannie Mae Pool 889184
5.50%	09/01/36		1,485,754	1,562,363
Fannie Mae Pool 895606
5.78%	06/01/36	[2]	620,392	655,569
Fannie Mae Pool 918445
5.86%	05/01/37	[2]	75,987	80,276
Fannie Mae Pool 939419
5.63%	05/01/37	[2]	887,497	941,979
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,501
Freddie Mac 1688 W
7.25%	03/15/14		4,314	4,505
Freddie Mac 2174 PN
6.00%	07/15/29		277,073	297,553
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		136,843	7,075
Freddie Mac 2594 VK
5.00%	02/15/23		1,834	1,841
Freddie Mac 2929 PE
5.00%	05/15/33		55,000	56,484
Freddie Mac Gold A25162
5.50%	05/01/34		1,332,844	1,402,610
Freddie Mac Gold A33262
5.50%	02/01/35		191,524	203,771
Freddie Mac Gold A68781
5.50%	10/01/37		45,351	48,030
Freddie Mac Gold A72702
5.50%	02/01/38		1,529,525	1,620,101
Freddie Mac Gold A72860
6.00%	02/01/38		41,249	43,786
Freddie Mac Gold C90504
6.50%	12/01/21		6,230	6,780
Freddie Mac Gold E01279
5.50%	01/01/18		9,645	10,275
Freddie Mac Gold E90474
6.00%	07/01/17		20,451	21,911
Freddie Mac Gold G01548
7.50%	07/01/32		1,032,268	1,181,359
Freddie Mac Gold G01601
4.00%	09/01/33		26,750	25,880

26 / N-Q Report December 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G01611
4.00%	09/01/33		$10,851	$10,498
Freddie Mac Gold G01644
5.50%	02/01/34		1,310,531	1,379,266
Freddie Mac Gold G01673
5.50%	04/01/34		87,075	92,259
Freddie Mac Gold G02366
6.50%	10/01/36		943,640	1,015,203
Freddie Mac Gold G03243
5.50%	07/01/37		77,615	82,163
Freddie Mac Gold G03436
6.00%	11/01/37		1,832,166	1,963,638
Freddie Mac Gold G03601
6.00%	07/01/37		33,272	35,670
Freddie Mac Gold G03640
5.50%	12/01/37		1,296,578	1,359,921
Freddie Mac Gold G04079
5.50%	03/01/38		1,745,761	1,849,143
Freddie Mac Gold G05119
6.50%	09/01/38		36,090	38,671
Freddie Mac Gold G11707
6.00%	03/01/20		16,257	17,418
Freddie Mac Gold G12393
5.50%	10/01/21		1,476,129	1,572,077
Freddie Mac Gold G12909
6.00%	11/01/22		1,136,867	1,222,310
Freddie Mac Gold G13032
6.00%	09/01/22		1,137,233	1,220,215
Freddie Mac Gold J06246
5.50%	10/01/21		917,881	977,230
Freddie Mac Non Gold Pool 1B3413
5.90%	05/01/37	[2]	1,095,973	1,167,085
Freddie Mac Non Gold Pool 1J0045
5.10%	01/01/36	[2]	25,282	26,583
Freddie Mac R001 AE
4.38%	04/15/15		997,125	1,023,148
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		87,325	4,642
Ginnie Mae 2004-8 SE
13.84%	11/26/23	[2]	182,572	203,601
Ginnie Mae GNSF (TBA)
4.50%	01/01/40		880,000	880,825
5.50%	01/01/40		615,000	644,453
Ginnie Mae I Pool 782810
4.50%	11/15/39		2,900,000	2,902,784
Ginnie Mae II Pool 80968
3.63%	07/20/34	[2]	89,319	92,164

				46,180,542

Total Mortgage-Backed (Cost $72,061,641)				73,544,076

MUNICIPAL BONDS — 0.55%*
California — 0.55%
State of California, Recreational Facility Improvements, G.O., Taxable
5.95%	04/01/16		225,000	228,247
State of California, Refunding Bonds, G.O., Taxable
6.20%	10/01/19		866,000	836,486

				1,064,733

Total Municipal Bonds (Cost $1,101,046)				1,064,733

U.S. TREASURY SECURITIES — 14.25%
U.S. Treasury Notes — 14.25%
2.00%	01/15/16	[11]	1,699,000	1,956,578
2.63%	06/30/14		18,260,000	18,395,524
3.75%	11/15/18		7,423,000	7,423,870

				27,775,972

Total U.S. Treasury Securities (Cost $28,324,654)				27,775,972

Total Bonds – 94.55% (Cost $183,139,229)				184,309,018

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 9.28%
Commercial Paper — 3.42%
BNP Paribas Finance, Inc.
0.13%[12]	02/05/10		3,320,000	3,319,616
Rabobank USA Financial Corp.
0.13%[12]	02/04/10		3,355,000	3,354,545

				6,674,161

Money Market Fund — 5.74%
Dreyfus Cash Advantage Fund
1.51%			6,643,000	6,643,000
Goldman Sachs Group, Inc. (The)
0.05%[13]			4,537,000	4,537,000

				11,180,000

N-Q Report December 2009 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.12%
U.S. Treasury Bills
0.05%[12]	02/18/10	[14]	$225,000	$224,997

Total Short Term Investments (Cost $18,079,228)				18,079,158

Total Investments — 103.83% (Cost $201,218,457)[1]				202,388,176

Liabilities in Excess of Other Assets — (3.83)%				(7,461,966)

Net Assets — 100.00%				$194,926,210

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
83	U.S. Treasury Five Year Note, Expiration March 2010	$(174,877)
67	U.S. Treasury Ten Year Note, Expiration March 2010	(190,243)

	Net unrealized depreciation	$(365,120)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
3	Euro Dollar Ninety Day, Expiration September 2010	$(3,893)
3	Euro Dollar Ninety Day, Expiration December 2010	(3,593)
3	Euro Dollar Ninety Day, Expiration March 2011	(3,255)
3	Euro Dollar Ninety Day, Expiration June 2011	(3,030)
2	Euro Dollar Ninety Day, Expiration September 2011	(1,970)
2	Euro Dollar Ninety Day, Expiration December 2011	(1,920)
2	Euro Dollar Ninety Day, Expiration March 2012	(1,595)
2	Euro Dollar Ninety Day, Expiration June 2012	(1,295)

	Net unrealized depreciation	$(20,551)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

Six month forward rate swap based upon the spread between the CMM30-FNMA rate and 10 year CMS rate plus 0.49%. The Fund receives an amount equal to the difference between the CMM30-FNMA rate minus the 10 year CMS rate plus 0.49% times the notional amount if positive. The Fund owes a comparable amount if negative. Counterparty: Goldman Sachs Group, Inc. (The)

	05/27/10	$1,460	$6,653
The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.
	04/30/11	540	36,021

			$42,674

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$250	$(1,164)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	120	(9,885)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	175	(13,954)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	100	(111)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	175	(402)

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	190	105

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

	12/20/12	175	(1,883)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	175	(1,779)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	175	1,047

28 / N-Q Report December 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	12/20/12	$105	$319

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	75	(3,587)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	75	(3,587)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	80	(2,915)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

	12/20/13	200	(26,682)

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.

	03/20/14	210	(15,838)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	200	(11,203)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	205	(1,094)

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

	03/20/14	135	(11,993)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	205	(3,801)

The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.

	03/20/14	165	(15,809)

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	03/20/14	140	(4,060)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	265	(3,550)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	260	(3,483)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	260	(5,894)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	265	(6,007)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	150	(10,540)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	175	13,407

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	135	10,342

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	135	10,342

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

	09/20/16	125	4,248

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	625	21,241

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	175	21,121

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	175	9,366

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	135	7,226

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	225	12,043

N-Q Report December 2009 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	$225	$12,043

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	340	18,198

			$(18,173)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	$1,866,969	$3,160	$(1,101,406)	$765,563

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	18,541	215	33,546	52,087

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	24,183	250	36,384	60,566

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	1,113,647	1,840	(667,877)	445,771

		$3,023,340		$(1,699,353)	$1,323,987

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$365	$20,123	$20,123

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	800	31,941	31,941

				$52,064	$52,064

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(124,321)	$755	$(368,698)	$(493,019)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(812,351)	1,500	(167,158)	(979,509)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(285,466)	580	(93,277)	(378,743)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(87,090)	180	(30,451)	(117,541)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(442,964)	900	(144,741)	(587,705)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(1,423,222)	2,300	(7,384)	(1,430,606)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(97,694)	150	4,394	(93,300)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(222,525)	283	(29,493)	(252,018)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(259,612)	330	(34,409)	(294,021)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(257,223)	330	(36,798)	(294,021)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(185,437)	236	(24,578)	(210,015)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(147,895)	188	(20,117)	(168,012)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(81,631)	223	(40,178)	(121,809)

		$(4,427,431)		$(992,888)	$(5,420,319)

30 / N-Q Report December 2009

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $201,440,144 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$11,653,582
Gross unrealized depreciation	(10,705,550)

Net unrealized appreciation	$948,032

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2009.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2009 was $11,772,288 representing 6.04% of total net assets.

[4]	U.S. dollar denominated security issued by foreign domiciled entity.
[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Expected maturity date.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA Term Loan A, 1.75%, 11/18/12	$527,243	$513,746	0.26%

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2009.
[10]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $26,332 which is 0.01% of total net assets.
[11]	Inflation protected security. Principal amount reflects original security face amount.
†

Fair valued security. The aggregate value of fair valued securities is $8,542,677 which is 4.38% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Represents annualized yield at date of purchase.
[13]	Securities, or a portion there of, pledged as collateral for swaps.
[14]	Securities, or a portion there of, pledged as collateral for futures.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

N-Q Report December 2009 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 97.73%
ASSET-BACKED SECURITIES — 8.52%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$69,156	$42,528
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		9,162	9,045
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		188,677	139,098
Asset Backed Funding Certificates 2007-WMC1 A2B
1.23%	06/25/37	2,†	41,977,000	18,699,921
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.23%	08/15/33	[2]	3,140,375	1,227,246
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		4,191,743	3,867,238
Bayview Financial Acquisition Trust 2005-D AF3
5.50%	12/28/35	[2]	390,000	315,795
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		97,169	87,032
Bear Stearns Asset Backed Securities Trust 2006-HE10 1A2
0.43%	12/25/36	[2]	23,770,000	12,622,036
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.42%	01/25/47	[2]	1,623,722	1,432,332
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	3,4,†	2,400,000	2,038,163
BNC Mortgage Loan Trust 2007-1 A3
0.33%	03/25/37	[2]	12,881,000	8,233,804
Carrington Mortgage Loan Trust 2007-FRE1 A1
0.35%	02/25/37	[2]	12,127,576	10,728,541
Centex Home Equity 2006-A AV3
0.39%	06/25/36	[2]	16,610,254	12,972,523
Centex Home Equity 2006-A AV4
0.48%	06/25/36	[2]	100,000	48,809
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37		430,000	376,710
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A
0.29%	05/25/37	[2]	16,616,251	14,662,249
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.37%	05/25/37	[2]	21,600,000	9,488,355
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A4
0.43%	01/25/37	[2]	28,000	10,492
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.41%	03/25/37	[2]	195,000	76,400
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M3B
1.23%	07/25/37	[2]	3,090,000	239,720
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		4,840,881	4,604,015
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	181,237	170,478
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[2]	249,807	229,144
Conseco Financial Corp. 1998-6 A7
6.45%	06/01/30		150,487	150,270
Countrywide Asset-Backed Certificates 2005-12 2A5
5.25%	02/25/36	2,†	13,932,843	13,536,149
Countrywide Asset-Backed Certificates 2006-18 2A2
0.39%	03/25/37	[2]	18,183,322	11,608,186
Countrywide Asset-Backed Certificates 2007-10 2A2
0.35%	06/25/47	[2]	14,275,000	9,171,211
Countrywide Asset-Backed Certificates 2007-13 2A2
1.03%	10/25/47	[2]	17,400,801	11,159,454
Countrywide Asset-Backed Certificates 2007-5 2A2
0.40%	09/25/47	[2]	127,000	84,657
Countrywide Asset-Backed Certificates 2007-6 2A1
0.33%	09/25/37	[2]	8,210,540	7,658,296
Countrywide Asset-Backed Certificates 2007-7 2A2
0.39%	10/25/37	[2]	22,122,000	14,023,167
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.38%	07/25/36	[2]	24,475,000	12,995,163
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.34%	10/25/36	[2]	11,240,000	6,758,055
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		132,538	123,715
Ellington Loan Acquisition Trust 2007-2 A2A
1.13%	05/25/37	[2,4]	18,782,092	15,517,614
Embarcadero Aircraft Securitization Trust 2000-A A1
0.71%	08/15/25	[2,4]	1,540,602	539,211

32 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFH2 M1
0.71%	04/25/35	2,4,†	$7,499,077	$7,065,337
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2C
0.37%	01/25/38	[2]	73,000,000	30,926,341
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		109,285	16,401
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.47%	12/19/32	2,3,4,†	12,584,444	9,437,291
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.92%	05/15/35	[2,5]	32,713,934	1,270,560
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		183,235	112,384
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[2]	41,107,454	31,758,665
GSAMP Trust 2007-FM2 A2A
0.29%	01/25/37	[2]	2,655,945	2,428,203
HFC Home Equity Loan Asset Backed Certificates 2007-3 A4
1.73%	11/20/36	2,†	9,985,000	6,489,837
HFC Home Equity Loan Asset Backed Certificates 2007-3 APT
1.43%	11/20/36	[2]	36,509,797	31,097,015
Home Equity Asset Trust 2007-1 2A1
0.29%	05/25/37	[2]	79,683	74,966
HSI Asset Securitization Corp. Trust 2006-OPT2 2A3
0.42%	01/25/36	[2]	13,775,150	12,348,436
IndyMac Residential Asset Backed Trust 2007-A 2A4A
0.55%	04/25/47	[2]	6,256,000	2,673,366
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF6 (STEP)
5.50%	11/25/36		675,000	544,992
JPMorgan Mortgage Acquisition Corp. 2007-CH3 A3
0.38%	03/25/37	[2]	9,300,000	5,126,154
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[4]	381,327	380,741
Lehman XS Trust 2006-GP1 A4A
0.56%	05/25/46	[2]	33,816,605	6,926,520
MASTR Asset Backed Securities Trust 2005-AB1 A3B (STEP)
5.23%	11/25/35		179,525	146,809
MASTR Asset Backed Securities Trust 2007-HE1 A1
0.31%	05/25/37	[2]	8,793	7,944
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.44%	05/25/37	[2]	203,000	80,756
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2C
0.48%	04/25/37	[2]	14,700,000	5,394,694
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.41%	06/25/37	[2]	273,800	103,936
Mid-State Trust 11 A1
4.86%	07/15/38		503,424	450,969
Mid-State Trust 2004-1 A
6.01%	08/15/37		63,907	60,224
Mid-State Trust 2005-1 A
5.75%	01/15/40		27,872,663	26,244,864
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	22,473,592	22,468,938
Mid-State Trust 6 A1
7.34%	07/01/35		75,416	74,359
Morgan Stanley ABS Capital I 2005-HE3 M1
0.72%	07/25/35	[2]	5,100,505	4,957,117
Morgan Stanley ABS Capital, Inc. 2007-HE2 A2B
0.32%	01/25/37	[2]	110,000	43,839
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	27,873,215	19,590,879
Nomura Asset Acceptance Corp. 2006-S1 A1
0.37%	01/25/36	[2,4]	18,783	18,243
Novastar Home Equity Loan 2007-1 A2A1
0.33%	03/25/37	[2]	8,886,255	8,355,075
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		16,807	14,773
Option One Mortgage Loan Trust 2006-3 2A2
0.33%	02/25/37	[2]	26,678,460	16,422,729
Option One Mortgage Loan Trust 2007-6 2A4
0.48%	07/25/37	[2]	100,000	33,705
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.63%	05/01/10	2,3,4,5,†	1,737,903	260,398
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		5,268,745	4,947,020
Popular ABS Mortgage Pass-Through Trust 2005-6 A5 (STEP)
6.09%	01/25/36		165,000	105,762
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.54%	06/25/47	[2]	21,668,500	7,999,172
Residential Asset Mortgage Products, Inc. 2003-RS10 AI6 (STEP)
5.86%	11/25/33		241,679	165,991
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		221,152	183,484

N-Q Report December 2009 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Inc. 2004-RS12 MII2
1.03%	12/25/34	2,†	$3,681,165	$3,469,400
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		488,848	344,151
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		314,562	262,651
Resmae Mortgage Loan Trust 2006-1 A1B
0.50%	02/25/36	[2,4]	4,834,127	1,130,759
Saxon Asset Securities Trust 2005-2 M1
0.65%	10/25/35	2,†	32,400,000	24,703,641
Saxon Asset Securities Trust 2007-1 A2C
0.38%	01/25/47	[2]	8,135,000	3,112,885
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.46%	02/25/37	[2]	10,469,519	4,640,033
Securitized Asset Backed Receivables LLC Trust 2005-FR3 M1
0.70%	04/25/35	2,†	5,367,290	4,964,521
Securitized Asset Backed Receivables LLC Trust 2006-HE2 A2C
0.38%	07/25/36	[2]	15,053,000	5,326,617
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.36%	05/25/37	[2]	16,318,869	11,425,681
Securitized Asset Backed Receivables LLC Trust 2007-NC1 A2B
0.38%	12/25/36	[2]	19,025,000	7,349,108
Securitized Asset Backed Receivables LLC Trust 2007-NC2 A2B
0.37%	01/25/37	[2]	160,000	62,077
SG Mortgage Securities Trust 2006-FRE1 A1B
0.50%	02/25/36	[2]	3,367,581	1,929,113
SG Mortgage Securities Trust 2006-OPT2 A3C
0.38%	10/25/36	[2]	12,348,460	4,944,885
Signature 5 CBO
4.00%	10/15/09		2,000,000	200,000
Soundview Home Equity Loan Trust 2006-EG1 A2
0.34%	10/25/36	[2]	28,771,703	26,681,318
Soundview Home Equity Loan Trust 2006-EQ1 A3
0.39%	10/25/36	[2]	48,751,000	24,159,119
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.37%	12/25/36	[2]	23,000,000	17,092,924
Soundview Home Equity Loan Trust 2007-NS1 A4
0.53%	01/25/37	[2]	12,355,000	4,302,694
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.38%	06/25/37	[2]	95,000	37,163
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.36%	08/25/37	[2]	100,000	49,873
Structured Asset Securities Corp. 2007-EQ1 A4
0.48%	03/25/37	[2]	26,325,800	8,982,974
Terwin Mortgage Trust 2005-7SL A1
0.50%	07/25/35	[2,4]	42,623	41,598
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[2]	5,280,000	5,354,181
Wells Fargo Home Equity Trust 2007-2 A1
0.32%	04/25/37	[2]	13,046,632	12,552,764

Total Asset-Backed Securities (Cost $653,935,969)				645,575,841

CORPORATES — 28.83%*
Banking — 5.13%
BAC Capital Trust VI
5.63%	03/08/35		8,200,000	6,584,165
BAC Capital Trust XV
1.06%	06/01/56	[2]	14,455,000	9,328,158
Bank of America Corp.
5.75%	12/01/17		1,145,000	1,174,353
6.50%	08/01/16		4,780,000	5,146,932
7.63%	06/01/19		17,205,000	19,937,894
Bank of America N.A.
0.55%	06/15/17	[2]	11,140,000	9,482,479
Bank One Corp. (STEP)
8.53%	03/01/19	†	1,485,000	1,755,951
BankAmerica Capital II
8.00%	12/15/26		800,000	790,000
BankAmerica Capital III
0.85%	01/15/27	[2]	1,035,000	721,912
BankAmerica Institutional A
8.07%	12/31/26	[4]	350,000	345,625
BankBoston Capital Trust III
1.00%	06/15/27	[2]	10,755,000	7,353,118
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[3]	11,954,000	12,684,079
Barrick International Bank Corp. (Bermuda)
6.35%	10/15/36	[3,4]	5,000,000	5,028,350
Chase Capital II B
0.78%	02/01/27	[2]	6,700,000	4,793,073
Chase Capital VI
0.91%	08/01/28	[2]	3,640,000	2,604,507
Credit Suisse USA, Inc.
5.13%	08/15/15		15,000	15,968

34 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Credit Suisse/Guernsey 1 (Switzerland)
0.96%	05/29/49	[2,3]	$21,793,000	$14,519,586
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[3]	16,178,000	17,266,165
Credit Suisse/New York (Switzerland)
5.30%	08/13/19	[3]	3,495,000	3,596,009
5.50%	05/01/14	[3]	11,790,000	12,806,876
6.00%	02/15/18	[3]	36,000,000	37,728,612
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[3]	15,740,000	16,734,847
Discover Bank
8.70%	11/18/19		11,645,000	12,496,774
First Chicago NBD Institutional Capital I
0.83%	02/01/27	[2]	140,000	96,281
Fleet Capital Trust II
7.92%	12/11/26		770,000	731,500
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	3,843,180
HBOS Plc (United Kingdom)
5.38%	11/29/49	[3]	2,030,000	1,664,600
6.75%	05/21/18	[3,4]	29,123,000	27,065,373
JPMorgan Chase & Co.
6.30%	04/23/19		7,400,000	8,155,066
6.40%	05/15/38		22,212,000	24,534,353
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	33,837,000	35,015,678
JPMorgan Chase & Co. C (MTN)
8.55%	07/23/13	[2]	2,500,000	2,335,750
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[2]	3,549,000	2,515,013
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[3,4]	20,425,000	22,075,536
National Australia Bank Ltd. A (Australia)
8.60%	05/19/10	[3]	13,144,000	13,548,914
National Capital Trust II (Australia)
5.49%	12/29/49	[2,3,4]	2,717,000	2,172,032
Nationsbank Capital Trust III
0.83%	01/15/27	[2]	8,614,000	6,015,105
NB Capital Trust II
7.83%	12/15/26		5,625,000	5,273,438
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	23,240,000	24,376,204
Wells Fargo & Co. K
7.98%	09/29/49	[2]	6,215,000	6,261,612

				388,575,068

Communications — 0.96%
Cablevision Systems Corp.
8.63%	09/15/17	[4]	700,000	732,375
Cellco Partnership/Verizon Wireless Capital LLC
8.50%	11/15/18		15,930,000	19,791,496
Cincinnati Bell, Inc.
8.25%	10/15/17		1,000,000	1,020,000
Comcast Cable Communications LLC
6.75%	01/30/11		75,000	79,173
CSC Holdings, Inc.
7.63%	07/15/18		850,000	879,750
Frontier Communications Corp.
7.13%	03/15/19		1,825,000	1,733,750
Intelsat Jackson Holdings Ltd. (Bermuda)
9.50%	06/15/16	[3]	500,000	537,500
Qwest Communications International, Inc.
7.25%	02/15/11		1,200,000	1,212,000
Qwest Communications International, Inc. B
7.50%	02/15/14		4,000,000	4,035,000
Qwest Corp.
7.88%	09/01/11		17,150,000	18,050,375
Sprint Nextel Corp.
0.65%	06/28/10	[2]	23,885,000	23,511,486
Visant Holding Corp.
8.75%	12/01/13		925,000	955,063

				72,537,968

Electric — 2.68%
Cedar Brakes I LLC
8.50%	02/15/14	[4]	5,944,624	6,039,850
Cedar Brakes II LLC
9.88%	09/01/13	[4]	7,262,630	7,399,967
CenterPoint Energy Houston Electric LLC U
7.00%	03/01/14		63,000	71,795
Cleco Power LLC
6.65%	06/15/18		20,000,000	20,805,720
Consolidated Edison Co. of New York, Inc.
7.13%	12/01/18		1,019,000	1,179,504
Consolidated Edison Co. of New York, Inc. 08-A
5.85%	04/01/18		834,000	894,804
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		17,500,000	18,355,820
Entergy Gulf States, Inc.
5.25%	08/01/15		2,054,000	2,029,124
Entergy Louisiana LLC
5.83%	11/01/10		260,000	260,626
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	386,659	367,323
FPL Energy Wind Funding LLC
6.88%	06/27/17	[4]	1,825,050	1,779,424

N-Q Report December 2009 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
FPL Group Capital, Inc.
1.13%	06/17/11	[2]	$1,000,000	$1,011,795
5.35%	06/15/13		955,000	1,032,928
GWF Energy LLC
6.13%	12/30/11	[4]	1,476,810	1,513,726
Kansas City Power & Light Co.
6.38%	03/01/18		7,102,000	7,592,777
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		7,375,000	7,710,540
11.88%	07/01/12		23,934,000	27,729,765
Midwest Generation LLC B
8.56%	01/02/16		11,299,021	11,412,012
Mirant Mid Atlantic LLC A
8.63%	06/30/12		12,163,174	12,406,437
Nisource Finance Corp.
10.75%	03/15/16		6,590,000	8,129,648
NRG Energy, Inc.
7.25%	02/01/14		1,845,000	1,872,675
7.38%	02/01/16		825,000	828,094
Power Contract Financing LLC
6.26%	02/01/10	[4]	1,506,041	1,509,019
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,365,330
Public Service Co. of New Mexico
7.95%	05/15/18		17,849,000	18,712,838
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		126,000	136,010
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		14,188,012	14,791,002
Southwestern Electric Power Co.
6.45%	01/15/19		150,000	160,932
TECO Energy, Inc.
2.28%	05/01/10	[2]	11,825,000	11,856,715
Union Electric Co.
6.70%	02/01/19		431,000	476,665
Virginia Electric & Power Co.
5.10%	11/30/12		9,295,000	10,045,357

				203,478,222

Energy — 2.63%
AES Corp. (The)
8.75%	05/15/13	[4]	800,000	824,000
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		1,000,000	870,000
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
10.75%	02/01/18		1,000,000	1,110,000
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		170,000	191,622
Chesapeake Energy Corp.
7.00%	08/15/14		925,000	941,187
Comstock Resources, Inc.
6.88%	03/01/12		850,000	856,375
8.38%	10/15/17		900,000	924,750
Corral Petroleum Holdings AB (PIK) (Sweden)
1.78%	04/15/10	3,4,†	546,403	450,780
Dynegy Holdings, Inc.
6.88%	04/01/11		725,000	757,625
Dynegy Roseton/Danskammer Pass Through Trust A
7.27%	11/08/10		625,858	625,075
Dynegy Roseton/Danskammer Pass Through Trust B
7.67%	11/08/16		7,000,000	6,755,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	2,175,000	2,142,375
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,505,625
Newfield Exploration Co.
7.13%	05/15/18		500,000	507,500
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[3]	750,000	609,375
Sabine Pass LNG LP
7.25%	11/30/13		36,971,000	33,736,037
Sonat, Inc.
7.63%	07/15/11		1,600,000	1,657,122
Southern Union Co.
7.20%	11/01/66	[2]	50,608,000	43,522,880
Tesoro Corp.
6.50%	06/01/17		1,175,000	1,098,625
Valero Energy Corp.
7.50%	04/15/32		20,000,000	20,623,820
9.38%	03/15/19		17,258,000	20,559,542
10.50%	03/15/39		3,575,000	4,605,551
Williams Cos., Inc. (The)
7.88%	09/01/21		24,585,000	28,255,049
8.75%	01/15/20		19,725,000	23,572,302
Williams Cos., Inc. (The) A
7.50%	01/15/31		2,525,000	2,731,232

				199,433,449

Finance — 11.29%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	14,575,000	12,980,859
Barnett Capital III
0.91%	02/01/27	[2]	3,100,000	2,107,647

36 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		$4,330,000	$4,250,110
5.70%	11/15/14		3,525,000	3,882,819
7.25%	02/01/18		20,455,000	23,515,948
Capital One Financial Corp.
7.38%	05/23/14		10,000,000	11,333,050
Capital One Financial Corp. (MTN)
5.70%	09/15/11		100,000	105,599
Citigroup Capital III
7.63%	12/01/36		7,438,000	6,005,687
Citigroup Capital XXI
8.30%	12/21/57	[2]	7,990,000	7,730,325
Citigroup Funding, Inc. 2
0.61%	04/30/12	[2]	30,870,000	31,175,181
Citigroup, Inc.
0.56%	11/05/14	[2]	13,940,000	12,591,054
0.81%	08/25/36	[2]	10,000,000	5,652,560
5.30%	10/17/12		50,000	52,121
5.50%	08/27/12		100,000	104,591
6.13%	11/21/17		55,000	55,524
6.13%	05/15/18		7,510,000	7,562,848
6.13%	08/25/36		5,998,000	5,159,342
6.38%	08/12/14		3,950,000	4,114,930
6.50%	08/19/13		7,644,000	8,148,901
6.88%	03/05/38		19,361,000	19,382,510
8.13%	07/15/39		26,821,000	30,362,794
City National Capital Trust I
9.63%	02/01/40		15,000,000	15,972,450
Countrywide Capital III B
8.05%	06/15/27		3,000,000	2,818,860
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		16,530,000	17,570,836
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		7,655,000	7,820,294
Discover Financial Services
0.78%	06/11/10	[2]	10,000,000	9,914,190
10.25%	07/15/19		3,885,000	4,550,178
General Electric Capital Corp.
5.63%	05/01/18		5,718,000	5,868,112
General Electric Capital Corp. (MTN)
0.39%	06/20/14	[2]	1,250,000	1,178,380
0.48%	01/08/16	[2]	6,000,000	5,438,469
0.66%	05/05/26	[2]	1,900,000	1,609,699
1.17%	05/22/13	[2]	4,650,000	4,545,375
6.88%	01/10/39		12,015,000	12,447,312
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[2]	34,577,000	32,617,867
General Electric Capital Corp. E (MTN)
0.40%	03/20/14	2,†	29,900,000	26,946,137
GMAC LLC
2.46%	12/01/14	[2]	9,009,000	7,105,849
Goldman Sachs Group, Inc. (The)
0.46%	02/06/12	[2]	1,190,000	1,181,735
0.70%	03/22/16	[2]	130,000	119,904
0.78%	01/12/15	[2]	3,800,000	3,631,307
1.03%	12/05/11	[2]	30,365,000	30,876,377
4.50%	06/15/10		1,425,000	1,450,842
4.75%	07/15/13		19,150,000	20,062,291
5.00%	10/01/14		22,000	22,851
5.95%	01/18/18		100,000	105,766
6.15%	04/01/18		26,290,000	28,189,111
7.50%	02/15/19		35,704,000	41,425,998
Goldman Sachs Group, Inc. (The) (MTN)
6.00%	05/01/14		6,000,000	6,568,884
Goldman Sachs Group, Inc. B (The) (MTN)
0.68%	07/22/15	[2]	8,690,000	7,727,913
LBG Capital No. 1 Plc (United Kingdom)
8.00%	12/15/49	3,†	39,467,000	30,389,374
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[6,7]	12,736,000	2,523,320
0.00%	11/07/16	[6,7]	12,918,000	2,559,379
0.00%	02/16/17	[6,7]	7,103,000	1,407,282
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[6,7]	6,812,000	1,349,627
M&T Capital Trust III
9.25%	02/01/27		10,200,000	9,888,574
MBNA Capital A
8.28%	12/01/26		7,680,000	7,468,800
MBNA Capital B
1.08%	02/01/27	[2]	21,350,000	14,618,943
MBNA Corp.
6.13%	03/01/13		7,355,000	7,808,495
Merrill Lynch & Co, Inc. (MTN)
6.05%	08/15/12		125,000	133,985
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	2,935,000	3,010,283
8.95%	05/18/17	[2]	4,970,000	5,125,312
9.57%	06/06/17	[2]	11,517,000	12,007,048
Morgan Stanley
0.53%	01/18/11	[2]	10,010,000	9,965,035
0.56%	01/15/10	[2]	2,740,000	2,740,203
0.76%	10/15/15	[2]	1,505,000	1,413,342
4.20%	11/20/14		18,535,000	18,568,215
5.38%	10/15/15		7,900,000	8,172,811
6.00%	05/13/14		24,825,000	26,693,580
6.60%	04/01/12		645,000	700,595
Morgan Stanley (FRN)
0.60%	06/20/12	[2]	47,575,000	47,941,699

N-Q Report December 2009 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley (MTN)
0.73%	10/18/16	[2]	$14,975,000	$13,769,063
5.63%	01/09/12		125,000	132,980
5.95%	12/28/17		125,000	129,134
Morgan Stanley G (MTN)
0.58%	01/09/14	[2]	8,005,000	7,650,330
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	3,†	100,000	103,643
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	31,500,000	29,860,394
Power Receivable Finance LLC
6.29%	01/01/12	[4]	102,136	104,175
6.29%	01/01/12		70,439	71,845
Prudential Holdings LLC
8.70%	12/18/23	[4]	14,390,000	15,436,038
Raymond James Financial, Inc.
8.60%	08/15/19		9,233,000	10,005,294
Wachovia Bank N.A.
6.00%	11/15/17		21,241,000	22,268,682
Wachovia Capital Trust III
5.80%	03/15/42	[2]	4,550,000	3,526,250
Wachovia Corp.
0.62%	10/28/15	[2]	20,000,000	17,553,792
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	37,210
Woodbourne Capital Trust I
2.64%	04/08/49	[2,4,5]	1,525,000	320,250
Woodbourne Capital Trust II
2.64%	04/08/49	[2,4,5]	1,525,000	320,250
Woodbourne Capital Trust III
2.74%	04/08/49	[2,4,5]	1,525,000	320,250
Woodbourne Capital Trust IV
2.74%	04/08/49	[2,4,5]	1,525,000	320,250
ZFS Finance USA Trust I
6.15%	12/15/65	[2,4]	7,656,000	7,043,520
ZFS Finance USA Trust IV
5.88%	05/09/32	[2,4]	21,972,000	17,844,977

				855,345,616

Food — 0.01%
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14	[4]	500,000	568,750

Health Care — 0.24%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		3,775,000	3,907,125
HCA, Inc.
8.50%	04/15/19	[4]	13,035,000	14,045,212
Wellpoint, Inc.
5.88%	06/15/17		125,000	128,975

				18,081,312

Industrials — 0.23%
General Electric Co.
5.25%	12/06/17		16,828,000	17,223,643

Insurance — 1.83%
Allied World Assurance Co. Holdings Ltd. (Bermuda)
7.50%	08/01/16	[3]	375,000	400,961
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[3]	6,902,000	7,160,825
Farmers Exchange Capital
7.05%	07/15/28	[4]	15,176,000	13,252,897
7.20%	07/15/48	[4]	2,700,000	2,226,320
Farmers Insurance Exchange
8.63%	05/01/24	[4]	13,860,000	13,425,919
MetLife Capital Trust X
9.25%	04/08/38	[2,4]	11,500,000	13,110,000
Metlife, Inc.
7.72%	02/15/19		16,375,000	19,275,291
Metropolitan Life Global Funding I
2.16%	06/10/11	[2,4]	13,300,000	13,571,573
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,4]	12,403,000	9,808,293
6.60%	04/15/34	[4]	19,518,000	15,071,019
Pricoa Global Funding I
0.38%	01/30/12	[2,4]	15,690,000	15,270,575
5.45%	06/11/14	[4]	15,130,000	16,069,361
Travelers Cos., Inc. (The)
6.25%	03/15/37	[2]	250,000	228,067

				138,871,101

Materials — 0.24%
Barrick Gold Corp. (Canada)
6.95%	04/01/19	[3]	4,780,000	5,391,353
Barrick Gold Finance Co. LLC (MTN) (Canada)
6.13%	09/15/13	[3]	11,750,000	12,926,539

				18,317,892

Real Estate Investment Trust (REIT) — 1.50%
BRE Properties, Inc.
5.50%	03/15/17		100,000	91,476
CPG Partners LP
8.25%	02/01/11		405,000	423,774
Duke Realty LP
6.25%	05/15/13		75,000	75,486

38 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
ERP Operating LP
5.75%	06/15/17		$100,000	$100,161
First Industrial LP (MTN)
7.50%	12/01/17		140,000	109,840
HCP, Inc.
5.65%	12/15/13		3,170,000	3,193,065
6.45%	06/25/12		11,800,000	12,155,546
7.07%	06/08/15		75,000	77,039
HCP, Inc. (MTN)
4.88%	09/15/10		8,055,000	8,220,530
5.95%	09/15/11		165,000	170,302
Highwoods Properties, Inc.
7.50%	04/15/18		6,795,000	6,624,323
Prime Property Funding II, Inc.
5.60%	06/15/11	[4]	125,000	118,946
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	653,576
7.75%	02/22/11		7,200,000	7,578,511
Simon Property Group LP
4.88%	08/15/10		24,080,000	24,570,510
5.30%	05/30/13		5,123,000	5,290,025
6.13%	05/30/18		1,290,000	1,312,762
UDR, Inc.
6.05%	06/01/13		3,360,000	3,413,629
UDR, Inc. (MTN)
5.00%	01/15/12		2,845,000	2,861,643
UDR, Inc. E (MTN)
3.90%	03/15/10		35,000	35,023
Washington Real Estate Investment Trust
5.95%	06/15/11		250,000	254,269
WEA Finance LLC
7.13%	04/15/18	[4]	33,350,000	36,520,384

				113,850,820

Services — 0.03%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	712,500
United Rentals North America, Inc.
6.50%	02/15/12		1,000,000	1,002,500
7.00%	02/15/14		375,000	341,250

				2,056,250

Transportation — 2.06%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11		29,351	29,131
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		3,975,178	3,892,097
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		17,322,000	19,227,420
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		2,124,711	2,018,475
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		4,314,844	4,174,612
Continental Airlines, Inc. 1999-2 A-1
7.26%	03/15/20		6,790,262	6,688,408
Continental Airlines, Inc. 2000-1 A2
7.92%	05/01/10		2,000,000	2,015,000
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		4,760,000	4,584,404
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,500,000	2,175,000
Continental Airlines, Inc. A
7.25%	11/10/19		22,005,000	22,555,125
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	4,095,000	4,192,256
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		896,486	902,089
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		30,303,000	30,649,969
Delta Air Lines, Inc. 2007-1 A
6.82%	08/10/22		1,063,553	1,015,693
Delta Air Lines, Inc. A
7.75%	12/17/19		4,538,000	4,679,812
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		23,530,000	23,235,875
Northwest Airlines, Inc. 2001-1 A1
7.04%	04/01/22		1,103,562	1,007,001
UAL Pass Through Trust 2000-2 A
7.03%	10/01/10		286,813	286,813
UAL Pass Through Trust 2000-2 A2
7.19%	04/01/11		809,418	807,394
United Air Lines, Inc.
9.75%	01/15/17		21,450,000	22,039,875

				156,176,449

Total Corporates (Cost $2,043,957,666)				2,184,516,540

BANK LOANS — 0.61%*
Communications — 0.09%
Cebridge 2nd Lien (PIK)
6.26%	05/05/14	[8]	2,623,340	2,633,723
Charter Communications, Inc. Term Loan 3rd Lien
2.76%	02/27/14	[6,8]	1,000,000	915,750

N-Q Report December 2009 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Dex Media West LLC Term Loan B
6.90%	10/24/14	[8]	$2,817,841	$2,611,200
Univision Communications, Inc. 1st Lien Strip
2.50%	03/15/14	[8]	375,000	327,188

				6,487,861

Consumer Discretionary — 0.01%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[6,7,8]	1,500,000	872,500

Electric — 0.05%
TPF Generation Holdings LLC 2nd Lien
4.49%	12/15/14	[8]	1,000,000	858,750
TXU Energy Term Loan B1
3.78%	10/10/14		992,386	808,795
TXU Energy Term Loan B3
3.73%	10/10/14		2,444,975	1,979,207

				3,646,752

Finance — 0.09%
Kelson 1st Lien
3.50%	03/16/13	[8]	6,862,989	6,734,308

Health Care — 0.32%
Carestream Health, Inc. Term Loan
5.49%	10/30/13	[8]	1,000,000	853,438
HCA Term Loan A
1.75%	11/18/12	[8]	24,705,613	23,648,756

				24,502,194

Insurance — 0.01%
Asurion Corp. Term Loan
3.24%	07/03/14	[8]	748,125	718,044

Materials — 0.01%
Lyondell Chemical Co. New Money (DIP)
13.00%	12/15/09		442,443	462,685
Lyondell Chemical Co. Roll Up (DIP)
5.79%	12/15/09		441,789	460,013

				922,698

Services — 0.02%
Cengage Learning Term Loan B
2.75%	07/09/14	[8]	1,955,000	1,790,047

Transportation — 0.01%
Delta Air Lines, Inc. Term Loan 1st Lien
2.20%	05/01/12	[8]	490,000	435,488

Total Bank Loans (Cost $44,655,546)				46,109,892

MORTGAGE-BACKED — 48.15%**
Commercial Mortgage-Backed — 10.35%
Banc of America Commercial Mortgage, Inc. 2005-3 A3A
4.62%	07/10/43		350,000	348,372
Bayview Commercial Asset Trust 2006-3A A1
0.48%	10/25/36	2,4,†	7,363,379	5,078,473
Bear Stearns Commercial Mortgage Securities 2007-PW18 AM
6.08%	06/11/50	[2]	5,860,000	3,949,117
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	25,903,248
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[2]	38,651,000	39,465,581
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.15%	10/12/42	[2]	23,070,000	22,658,244
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		3,165,000	3,088,175
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.70%	12/10/49	[2]	14,440,000	12,915,454
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49		16,645,000	14,482,309
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 A4
5.89%	11/15/44	[2]	1,925,000	1,727,886
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.02%	12/10/49	[2]	56,300,000	49,322,713
Commercial Mortgage Loan Trust 2008-LS1 AJ
6.02%	12/10/49	[2]	8,018,000	3,639,244
Credit Suisse Mortgage Capital Certificates 2006-C4 A3
5.47%	09/15/39		74,161,000	63,697,988
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		50,025,000	41,853,106
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49	[2]	4,974,000	5,081,903
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48		4,275,000	3,737,582
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2
6.28%	11/15/39		20,000,000	21,029,444
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	34,828,309

40 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.92%	07/10/38	[2]	$45,039,554	$41,167,553
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		26,465,000	23,442,583
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		50,456,000	44,294,591
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A4
5.44%	06/12/47		365,000	318,819
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
5.87%	04/15/45	[2]	32,965,000	31,832,125
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.75%	02/12/49	[2]	17,773,000	15,594,302
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	48,970,000	42,527,105
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.06%	02/15/51	[2]	6,580,000	4,432,302
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		54,471,006	46,081,349
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		20,979,612	21,296,672
LB-UBS Commercial Mortgage Trust 2003-C8 A4
5.12%	11/15/32	[2]	320,000	315,507
LB-UBS Commercial Mortgage Trust 2007-C2 AM
5.49%	02/15/40	[2]	6,560,000	4,449,636
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	32,725,000	28,997,050
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 A4
5.75%	06/12/50	[2]	36,440,000	30,639,076
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-9 AM
5.86%	09/12/49	[2]	14,103,000	10,141,507
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 ASB
5.13%	12/12/49	[2]	25,000,000	24,351,535
Morgan Stanley Capital I 2006-HQ10 AM
5.36%	11/12/41		14,105,000	11,647,102
Morgan Stanley Capital I 2006-T21 A4
5.16%	10/12/52	[2]	16,160,000	15,857,537
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		29,772,500	25,442,944
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	[2]	259,886	259,668
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		6,638,339	6,693,982
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36		65,000	66,473
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4
5.57%	10/15/48		1,980,000	1,836,864

				784,493,430

Non-Agency Mortgage-Backed — 7.87%
American Home Mortgage Assets 2007-4 A2
0.42%	08/25/37	[2]	36,102,000	18,561,605
American Home Mortgage Investment Trust 2006-1 2A3
5.10%	12/25/35	[2]	395,935	227,033
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		117,836	119,207
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		27,748,214	20,128,050
Banc of America Mortgage Securities, Inc. 2005-E 2A6
4.70%	06/25/35	[2]	100,000	78,129
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.18%	11/20/46	[2]	19,701,783	15,806,623
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[3,4,5]	841,140	96,731
Bear Stearns Adjustable Rate Mortgage Trust 2003-4 3A1
4.98%	07/25/33	[2]	181,363	171,192
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[2]	23,003,000	22,780,301
Bear Stearns Alt-A Trust 2005-4 21A1
4.00%	05/25/35	[2]	31,569,776	19,830,403
BHN I Mortgage Fund 1997-2 A1 (Argentina)
1.68%	05/31/17	[2,3,4,5]	13,760	1,926
BHN I Mortgage Fund 1997-2 A2 (Argentina)
7.54%	05/31/17	[3,4,5]	2,500	349
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,5]	6,000	720
BlackRock Capital Finance LP 1997-R2 AP
0.00%	12/25/35	[2,4,5]	4,058	4,060

N-Q Report December 2009 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Corp. 2005-A1 2A3
5.23%	12/25/35	[2]	$1,355,000	$1,058,888
Chase Mortgage Finance Corp. 2007-A2 2A3
3.56%	07/25/37	[2]	19,220,762	17,213,195
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.51%	01/25/35	[2,4]	1,894,965	1,092,247
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.73%	05/25/34	[2,4]	19,094,440	15,887,296
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		58,198	53,690
Countrywide Alternative Loan Trust 2005-27 2A1
1.89%	08/25/35	[2]	9,978,268	5,118,491
Countrywide Alternative Loan Trust 2005-36 2A1A
0.54%	08/25/35	[2]	334,477	148,331
Countrywide Alternative Loan Trust 2005-43 4A1
5.64%	10/25/35	[2]	409,652	303,444
Countrywide Alternative Loan Trust 2005-59 1A1
0.56%	11/20/35	[2]	246,758	129,903
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		11,332,978	9,575,688
Countrywide Alternative Loan Trust 2006-OA10 1A1
2.50%	08/25/46	[2]	6,419,670	3,189,043
Countrywide Alternative Loan Trust 2006-OA14 3A1
1.39%	11/25/46	[2]	962,337	413,064
Countrywide Alternative Loan Trust 2006-OA17 1A1A
0.43%	12/20/46	[2]	43,125,124	21,136,818
Countrywide Alternative Loan Trust 2006-OA18 A1
0.35%	12/25/46	[2]	45,181,491	23,732,251
Countrywide Alternative Loan Trust 2006-OA8 1A1
0.42%	07/25/46	[2]	30,167,138	15,568,165
Countrywide Alternative Loan Trust 2007-22 2A16
6.50%	09/25/37		56,934,610	40,557,745
Countrywide Home Loan Mortgage Pass Through Trust 2007-HY3 2A1
5.51%	06/25/47	[2]	42,728,575	30,080,097
Countrywide Home Loan Mortgage Pass-Through Trust 2001-HYB1 1A1
2.93%	06/19/31	[2]	55,482	45,957
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.08%	08/25/34	[2]	9,619,239	8,988,677
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.04%	09/20/35	[2]	11,516,237	7,292,906
Credit Suisse Mortgage Capital Certificates 2006-6 2A1
0.83%	07/25/36	[2]	249,022	124,779
CS First Boston Mortgage Securities Corp. 2003-AR20 2A4
3.69%	08/25/33	[2]	79,213	68,376
Deutsche Bank Alternate Loan Trust 2005-3 4A5
5.25%	06/25/35		95,109	79,716
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.14%	01/25/26	2,4,5,†	86,350	54
Equity One ABS, Inc. 1998-1 A2 (STEP)
7.48%	11/25/29		39,373	29,493
First Horizon Alternative Mortgage Securities 2004-AA3 A1
3.08%	09/25/34	[2]	118,788	96,513
First Horizon Asset Securities, Inc. 2004-AR5 2A1
3.01%	10/25/34	[2]	24,707	22,057
First Horizon Asset Securities, Inc. 2005-AR6 2A1B
5.53%	01/25/36	[2]	26,990,000	17,870,211
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.35%	03/19/35	[5,9]	20,446,962	683,695
Harborview Mortgage Loan Trust 2007-7 2A1A
1.23%	11/25/47	[2]	2,444,917	1,275,426
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.63%	08/25/34	[2]	30,069	17,727
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.52%	10/25/34	[2]	535,337	436,755
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
0.66%	09/25/34	[2]	32,762	20,698
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.63%	11/25/34	[2]	49,281	25,400
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.54%	10/25/36	[2]	269,905	150,238
IndyMac Index Mortgage Loan Trust 2006-AR19 1A2
5.94%	08/25/36	[2]	38,084,851	20,699,821

42 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Alternative Loan Trust 2007-A2 12A2
0.33%	06/25/37	[2]	$9,031,134	$7,282,489
JPMorgan Mortgage Trust 2003-A2 2A3
4.69%	11/25/33	[2]	705,000	614,852
JPMorgan Mortgage Trust 2004-A5 4A4
4.82%	12/25/34	[2]	1,231,600	1,054,458
JPMorgan Mortgage Trust 2005-A3 11A2
4.49%	06/25/35	[2]	390,000	305,523
JPMorgan Mortgage Trust 2005-A5 3A2
5.36%	08/25/35	[2]	300,000	274,089
JPMorgan Mortgage Trust 2005-A5 TA1
5.43%	08/25/35	[2]	2,721,573	2,453,816
JPMorgan Mortgage Trust 2006-A2 2A2
5.76%	04/25/36	[2]	1,125,000	819,328
JPMorgan Mortgage Trust 2006-A2 2A4
5.76%	04/25/36	[2]	17,325,000	12,957,853
JPMorgan Mortgage Trust 2006-A3 3A4
5.73%	05/25/36	[2]	23,500,000	16,938,603
Lehman XS Trust 2007-15N 2A1
0.48%	08/25/37	[2]	66,459,217	33,971,493
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.17%	01/25/34	[2]	351,642	339,496
MASTR Adjustable Rate Mortgages Trust 2004-13 3A7A
3.10%	11/21/34	[2]	440,000	382,989
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
3.84%	06/25/34	[2]	2,244	1,931
MASTR Asset Securitization Trust 2002-8 1A1
5.50%	12/25/17		89,971	91,640
MASTR Seasoned Securities Trust 2004-1 4A1
3.72%	10/25/32	[2]	75,303	71,815
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		4,720,907	4,782,218
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.50%	06/25/37	[2]	7,835,032	3,877,962
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	[2]	300,000	169,324
Ocwen Residential MBS Corp. 1998-R2 AP
9.66%	11/25/34	[2,4]	22,895	14,898
Residential Accredit Loans, Inc. 2003-QS3 A4
5.50%	02/25/18		69,894	61,609
Residential Accredit Loans, Inc. 2007-QO4 A1
0.43%	05/25/47	[2]	28,653,321	14,952,498
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		151,704	145,893
Residential Asset Mortgage Products, Inc. 2004-SL3 A2
6.50%	12/25/31		211,351	196,388
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		20,610,411	14,867,645
Ryland Mortgage Securities Corp. 1994-5 M3
3.39%	10/25/23	[2]	318,066	221,150
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
3.16%	12/27/35	[2]	4,074,802	1,976,568
Structured Asset Mortgage Investments, Inc. 2007-AR1 1A1
0.39%	01/25/37	[2]	69,165,128	37,224,928
Structured Asset Mortgage Investments, Inc. 2007-AR6 A1
2.04%	08/25/47	[2]	218,397	119,083
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		6,122	6,131
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	12,776	11,507
Thornburg Mortgage Securities Trust 2007-3 3A1
0.45%	06/25/47	[2]	11,798,640	9,352,198
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-3 2A3
0.78%	05/25/35	[2]	16,844,630	11,184,060
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.73%	06/25/35	[2]	25,286,833	15,529,097
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.31%	04/25/47	[2]	27,980,628	14,194,810
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.77%	01/25/33	[2]	30,364	27,851
Washington Mutual Mortgage Pass-Through Certificates 2004-AR3 A2
3.14%	06/25/34	[2]	130,537	120,408
Washington Mutual Mortgage Pass-Through Certificates 2005-AR12 1A6
4.83%	10/25/35	[2]	310,000	236,485
Washington Mutual Mortgage Pass-Through Certificates 2005-AR16 1A4A
5.09%	12/25/35	[2]	320,000	245,746
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
2.77%	07/25/46	[2]	3,768,934	868,322

N-Q Report December 2009 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2007-0A4 1A
1.31%	05/25/47	[2]	$383,400	$201,411
Washington Mutual Mortgage Pass-Through Certificates 2007-0A6 1A
1.35%	07/25/47	[2]	243,945	124,657
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 A1A
1.33%	02/25/47	[2]	511,160	255,905
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1A
1.33%	03/25/47	[2]	64,405,664	35,068,079
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 2A
1.31%	04/25/47	[2]	268,168	137,556
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.74%	06/25/34	[2]	1,565,000	1,299,403
Wells Fargo Mortgage Backed Securities Trust 2004-L A8
4.76%	07/25/34	[2]	1,420,000	1,160,199
Wells Fargo Mortgage Backed Securities Trust 2005-12 1A1
5.50%	11/25/35		96,882	89,019
Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1
5.75%	03/25/36		10,030,521	8,526,934

				595,803,501

U.S. Agency Mortgage-Backed — 29.93%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		5,623	6,060
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,292	1,379
Fannie Mae 1991-65 Z
6.50%	06/25/21		34,291	37,021
Fannie Mae 1992-123 Z
7.50%	07/25/22		4,307	4,818
Fannie Mae 1992-83 Z
7.00%	06/25/22		9,632	9,791
Fannie Mae 1993-132 D (PO)
0.98%	10/25/22	[9]	259,451	224,306
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[2]	828,718	11,660
Fannie Mae 1993-29 PK
7.00%	03/25/23		146,856	158,300
Fannie Mae 1994-55 H
7.00%	03/25/24		123,651	135,215
Fannie Mae 1997-34 SA
6.98%	10/25/23	[2]	26,343	29,837
Fannie Mae 1999-11 Z
5.50%	03/25/29		618,856	649,888
Fannie Mae 2001-52 YZ
6.50%	10/25/31		309,164	336,163
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	32,641,644
Fannie Mae 2003-52 SV
17.45%	05/25/31	[2]	1,866,208	2,028,855
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		870,894	5,304
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		154,892	2,627
Fannie Mae 2003-W2 2A9
5.90%	07/25/42		96,406	101,492
Fannie Mae 2005-92 US (IO)
5.87%	10/25/25	[2]	58,514,862	5,190,877
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	24,581,076
Fannie Mae 2007-34 SB (IO)
5.88%	04/25/37	[2]	64,304,290	5,333,186
Fannie Mae 2008-22 CI (IO)
1.31%	10/25/11	2,†	211,988,610	3,266,148
Fannie Mae 2008-24 NA
6.75%	06/25/37		35,417,954	37,780,502
Fannie Mae FNCL (TBA)
4.50%	01/01/40		240,890,000	240,475,958
Fannie Mae G92-36 Z
7.00%	07/25/22		909	995
Fannie Mae G93-21 Z
7.20%	05/25/23		16,803	18,632
Fannie Mae Pool 190375
5.50%	11/01/36		22,707,619	23,816,982
Fannie Mae Pool 233672
3.50%	09/01/23	[2]	21,874	22,238
Fannie Mae Pool 254232
6.50%	03/01/22		137,591	149,620
Fannie Mae Pool 254868
5.00%	09/01/33		49,500,269	51,011,061
Fannie Mae Pool 308798
3.36%	04/01/25	[2]	6,882	6,977
Fannie Mae Pool 312155
4.30%	03/01/25	[2]	24,264	24,246
Fannie Mae Pool 313182
7.50%	10/01/26		13,477	15,194
Fannie Mae Pool 383124
6.48%	01/01/11		147,606	150,033
Fannie Mae Pool 384569
6.20%	01/01/12		100,000	106,671

44 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 384762
6.01%	02/01/12		$158,335	$168,779
Fannie Mae Pool 545191
7.00%	09/01/31		25,813	28,336
Fannie Mae Pool 545269
5.98%	11/01/11		180,914	190,565
Fannie Mae Pool 545322
5.94%	11/01/11		91,330	95,489
Fannie Mae Pool 545831
6.50%	08/01/17		91,104	98,917
Fannie Mae Pool 555207
7.00%	11/01/17		46,562	50,227
Fannie Mae Pool 555284
7.50%	10/01/17		11,175	12,033
Fannie Mae Pool 613142
7.00%	11/01/31		94,672	104,564
Fannie Mae Pool 625666
7.00%	01/01/32		53,367	59,466
Fannie Mae Pool 633698
7.50%	02/01/31		62,246	71,482
Fannie Mae Pool 637093
8.50%	03/01/32		24,041	27,654
Fannie Mae Pool 642322
3.67%	05/01/32	[2]	1,287	1,335
Fannie Mae Pool 646884
2.17%	05/01/32	[2]	9,215	9,342
Fannie Mae Pool 655928
7.00%	08/01/32		645,208	726,601
Fannie Mae Pool 725027
5.00%	11/01/33		57,877,220	59,615,800
Fannie Mae Pool 725232
5.00%	03/01/34		134,432	138,535
Fannie Mae Pool 725257
5.50%	02/01/34		11,525,148	12,115,212
Fannie Mae Pool 725372
7.07%	12/01/10		301,984	303,187
Fannie Mae Pool 725425
5.50%	04/01/34		43,186,068	45,412,849
Fannie Mae Pool 730957
5.00%	08/01/33		17,860,445	18,396,957
Fannie Mae Pool 734922
4.50%	09/01/33		16,993,013	17,100,989
Fannie Mae Pool 735207
7.00%	04/01/34		112,191	123,299
Fannie Mae Pool 735224
5.50%	02/01/35		59,234,759	62,267,458
Fannie Mae Pool 735646
4.50%	07/01/20		18,109,922	18,836,377
Fannie Mae Pool 735651
4.50%	06/01/35		63,319,660	63,524,130
Fannie Mae Pool 735686
6.50%	12/01/22		472,901	503,321
Fannie Mae Pool 735883
6.00%	03/01/33		11,387,921	12,347,572
Fannie Mae Pool 740297
5.50%	10/01/33		41,122	43,227
Fannie Mae Pool 741862
5.50%	09/01/33		40,204	42,262
Fannie Mae Pool 745592
5.00%	01/01/21		82,160	86,573
Fannie Mae Pool 765387
6.00%	08/01/34		409,226	442,777
Fannie Mae Pool 770284
5.00%	04/01/34		7,786,103	8,017,557
Fannie Mae Pool 770332
5.00%	04/01/34		29,586,368	30,465,870
Fannie Mae Pool 789606
6.00%	08/01/34		121,167	129,251
Fannie Mae Pool 817611
5.32%	11/01/35	[2]	6,861,225	7,229,856
Fannie Mae Pool 836952
5.50%	10/01/35	[2]	194,885	205,812
Fannie Mae Pool 841031
5.27%	11/01/35	[2]	465,694	490,428
Fannie Mae Pool 844773
5.09%	12/01/35	[2]	110,716	116,703
Fannie Mae Pool 888412
7.00%	04/01/37		16,615,088	18,156,310
Fannie Mae Pool 888430
5.00%	11/01/33		45,074,585	46,428,585
Fannie Mae Pool 888873
6.50%	08/01/37		10,573,038	11,356,929
Fannie Mae Pool 889125
5.00%	12/01/21		51,136,160	53,830,796
Fannie Mae Pool 889184
5.50%	09/01/36		52,682,369	55,398,804
Fannie Mae Pool 895606
5.78%	06/01/36	[2]	283,745	299,834
Fannie Mae Pool 908408
5.55%	04/01/37	[2]	28,570,291	30,164,028
Fannie Mae Pool 918445
5.86%	05/01/37	[2]	943,838	997,117
Fannie Mae Pool 928920
6.50%	12/01/37		32,282,070	34,612,432
Fannie Mae Pool 933033
6.50%	10/01/37		34,198,834	36,504,584

N-Q Report December 2009 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 1004 H
7.95%	10/15/20		$1,024	$1,023
Freddie Mac 1073 G
7.00%	05/15/21		4,031	4,396
Freddie Mac 1107 ZC
6.50%	07/15/21		15,297	16,379
Freddie Mac 165 K
6.50%	09/15/21		664	664
Freddie Mac 1980 Z
7.00%	07/15/27		481,695	525,807
Freddie Mac 1983 Z
6.50%	12/15/23		268,981	289,563
Freddie Mac 2043 CJ
6.50%	04/15/28		75,991	80,545
Freddie Mac 2098 TZ
6.00%	01/15/28		870,730	906,353
Freddie Mac 2209 TC
8.00%	01/15/30		308,153	327,727
Freddie Mac 2389 CD
6.00%	03/15/16		7,079	7,077
Freddie Mac 2481 AW
6.50%	08/15/32		132,270	141,683
Freddie Mac 2624 QE
5.00%	09/15/28		160,000	165,764
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		2,328,690	146,411
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		108,588	15,447
Freddie Mac 2929 PE
5.00%	05/15/33		1,225,000	1,258,048
Freddie Mac 2971 AB
5.00%	05/15/20		3,688	3,839
Freddie Mac Gold A14189
4.00%	10/01/33		162,417	157,130
Freddie Mac Gold A24156
6.50%	10/01/31		2,087,135	2,257,693
Freddie Mac Gold A25162
5.50%	05/01/34		20,341,987	21,406,764
Freddie Mac Gold A39012
5.50%	06/01/35		20,547	21,770
Freddie Mac Gold A54856
5.00%	01/01/34		28,141,661	28,965,024
Freddie Mac Gold A61164
5.00%	04/01/36		150,002	154,463
Freddie Mac Gold A64183
6.00%	08/01/37		135,358	145,071
Freddie Mac Gold A65805
6.00%	09/01/37		2,985,641	3,199,884
Freddie Mac Gold A73260
6.00%	02/01/38		41,721	44,287
Freddie Mac Gold A83009
6.00%	11/01/38		31,077,709	33,050,416
Freddie Mac Gold C01492
5.00%	02/01/33		9,874,410	10,166,400
Freddie Mac Gold C03094
6.00%	11/01/37		257,273	275,734
Freddie Mac Gold C46104
6.50%	09/01/29		109,154	118,176
Freddie Mac Gold C55789
7.50%	10/01/27		41,772	47,044
Freddie Mac Gold C90573
6.50%	08/01/22		453,128	492,704
Freddie Mac Gold E02402
6.00%	10/01/22		171,704	183,424
Freddie Mac Gold G00992
7.00%	11/01/28		6,858	7,553
Freddie Mac Gold G01515
5.00%	02/01/33	[10]	10,391,411	10,698,688
Freddie Mac Gold G01601
4.00%	09/01/33		892,797	863,735
Freddie Mac Gold G01611
4.00%	09/01/33		296,776	287,116
Freddie Mac Gold G01644
5.50%	02/01/34	[10]	38,307,066	40,316,192
Freddie Mac Gold G01673
5.50%	04/01/34		2,859,307	3,029,526
Freddie Mac Gold G02366
6.50%	10/01/36		16,618,246	17,878,529
Freddie Mac Gold G02461
6.50%	11/01/36		17,037,067	18,329,178
Freddie Mac Gold G02579
5.00%	12/01/34		19,014,493	19,579,976
Freddie Mac Gold G02884
6.00%	04/01/37		40,043,575	42,577,582
Freddie Mac Gold G02955
5.50%	03/01/37		27,385,146	29,011,142
Freddie Mac Gold G03357
5.50%	08/01/37		12,503,675	13,242,174
Freddie Mac Gold G03436
6.00%	11/01/37		59,759,731	64,047,958
Freddie Mac Gold G03601
6.00%	07/01/37		42,860,384	45,949,345
Freddie Mac Gold G03676
5.50%	12/01/37		30,030,272	31,808,628
Freddie Mac Gold G03739
6.00%	11/01/37		34,518,448	36,995,415

46 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G03783
5.50%	01/01/38		$13,479,013	$14,277,224
Freddie Mac Gold G03985
6.00%	03/01/38		183,329	195,510
Freddie Mac Gold G04053
5.50%	03/01/38		162,172	170,086
Freddie Mac Gold G04079
5.50%	03/01/38		58,104,393	61,545,265
Freddie Mac Gold G04438
5.50%	05/01/38		57,077,180	59,862,427
Freddie Mac Gold G04484
6.00%	08/01/38		205,309	219,978
Freddie Mac Gold G04516
6.00%	07/01/38		134,623	144,241
Freddie Mac Gold G04703
5.50%	08/01/38		81,416,540	85,525,535
Freddie Mac Gold G04706
5.50%	09/01/38		678,655	718,844
Freddie Mac Gold G04710
6.00%	09/01/38		11,327,699	12,024,424
Freddie Mac Gold G04711
6.00%	09/01/38		203,213	215,712
Freddie Mac Gold G11707
6.00%	03/01/20		5,480,240	5,871,434
Freddie Mac Gold G12393
5.50%	10/01/21		48,835,051	52,009,330
Freddie Mac Gold G12399
6.00%	09/01/21		26,569	28,424
Freddie Mac Gold G12824
6.00%	08/01/22		12,966,007	13,946,560
Freddie Mac Gold G12909
6.00%	11/01/22		34,540,678	37,136,624
Freddie Mac Gold G13032
6.00%	09/01/22		11,093,573	11,903,056
Freddie Mac Gold G13058
4.50%	10/01/20		31,419,348	32,728,785
Freddie Mac Gold H00790
5.50%	05/01/37		524,997	549,496
Freddie Mac Gold H05069
5.50%	05/01/37		38,920,031	40,641,028
Freddie Mac Gold H09082
6.50%	09/01/37		267,408	285,229
Freddie Mac Non Gold Pool 1J0045
5.10%	01/01/36	[2]	303,387	318,993
Freddie Mac Non Gold Pool 781415
3.23%	04/01/34	[2]	4,516,092	4,650,974
Freddie Mac Non Gold Pool 781469
2.74%	04/01/34	[2]	3,714,160	3,808,262
Freddie Mac Non Gold Pool 781817
2.74%	08/01/34	[2]	82,606	84,711

Freddie Mac Non Gold Pool 788498
3.63%	02/01/30	[2]	15,719	16,243
Freddie Mac Non Gold Pool 847288
3.05%	05/01/34	[2]	5,854,358	6,012,460
Ginnie Mae 2000-22 SG (IO)
10.57%	05/16/30	[2]	1,544,556	247,462
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		2,131,452	113,304
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		20,676,302	20,781,908
Ginnie Mae 2004-80 IP (IO)
5.50%	07/20/34		29,695	268
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		19,205,015	18,678,414
Ginnie Mae 2009-61 SG (IO)
6.47%	08/20/39	[2],†	63,044,338	6,147,316
Ginnie Mae GNSF (TBA)
5.00%	01/01/40		115,225,000	118,528,720
5.50%	01/01/40		22,745,000	23,834,272
Ginnie Mae I Pool 782817
4.50%	09/15/39		79,947,489	79,994,651
Ginnie Mae II Pool 2631
7.00%	08/20/28		9,074	9,892
Ginnie Mae II Pool 80968
3.63%	07/20/34	[2]	60,737	62,671
Ginnie Mae II Pool 81018
3.63%	08/20/34	[2]	49,057	49,620

				2,268,223,767

Total Mortgage-Backed (Cost $3,485,364,591)				3,648,520,698

MUNICIPAL BONDS — 0.56%*
California — 0.52%
State of California School Improvements G.O. Build America Bonds Variable Purpose
7.55%	04/01/39		21,264,000	20,627,568
State of California, Public Improvements G.O. Taxable Variable Purpose
7.30%	10/01/39		19,880,000	18,744,057

				39,371,625

Pennsylvania — 0.04%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements Revenue Bonds 06/01/2011 @ 103
6.75%	12/01/36		2,985,000	3,054,073

N-Q Report December 2009 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas — 0.00%
County of Harris, Flood Control District Contract G.O., Series B, Refunded 10/01/13 @ 100
5.25%	10/01/20		$7,000	$7,934

Total Municipal Bonds (Cost $42,374,401)				42,433,632

U.S. AGENCY SECURITIES — 0.13%
Foreign Sovereign — 0.13%
Indonesia Government AID Bond (Indonesia)
9.30%	07/01/20	[3]	8,057,500	10,247,118

Total U.S. Agency Securities (Cost $10,108,752)				10,247,118

U.S. TREASURY SECURITIES — 10.93%
U.S. Treasury Bonds — 4.16%
8.00%	11/15/21		46,113,000	62,821,760
1.75%	01/15/28	[11]	131,379,000	130,342,854
2.38%	01/15/27	[11]	35,085,000	39,587,013
6.13%	11/15/27		51,905,000	21,862,127
8.00%	11/15/21		103,555,000	61,047,847

				315,661,601

U.S. Treasury Notes — 6.77%
2.00%	01/15/16	[11]	27,945,000	32,181,625
2.63%	06/30/14		338,685,000	341,198,686
3.75%	11/15/18		139,330,000	139,346,330

				512,726,641

Total U.S. Treasury Securities (Cost $831,446,371)				828,388,242

Total Bonds – 97.73% (Cost $7,111,843,296)				7,405,791,963

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 10.77%
Commercial Paper — 3.35%
BNP Paribas Finance, Inc.
0.13%[12]	02/05/10		127,480,000	127,465,269
Rabobank USA Financial Corp.
0.13%[12]	02/04/10		126,090,000	126,072,887

				253,538,156

Money Market Fund — 7.26%
Dreyfus Cash Advantage Fund
1.51%			338,267,000	338,267,000
Goldman Sachs Group, Inc. (The)
0.05%[10]			211,832,000	$211,832,000

				550,099,000

U.S. Treasury Bills — 0.16%
U.S. Treasury Bills
0.09%[12]	02/18/10	[13]	$12,495,000	12,494,810

Total Short Term Investments (Cost $816,133,717)				816,131,966

Total Investments — 108.50% (Cost $7,927,977,013)[1]				8,221,923,929

Liabilities in Excess of Other
Assets — (8.50)%				(643,796,064)

NET ASSETS — 100.00%				$7,578,127,865

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
4,240	U.S. Treasury Five Year Note, Expiration March 2010	$(9,082,207)
3,044	U.S. Treasury Ten Year Note, Expiration March 2010	(9,754,911)

	Net unrealized depreciation	$(18,837,118)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
13	Euro Dollar Ninety Day, Expiration September 2010	$(22,067)
13	Euro Dollar Ninety Day, Expiration December 2010	(21,092)
13	Euro Dollar Ninety Day, Expiration March 2011	(20,118)
13	Euro Dollar Ninety Day, Expiration June 2011	(19,630)
13	Euro Dollar Ninety Day, Expiration September 2011	(19,305)
13	Euro Dollar Ninety Day, Expiration December 2011	(19,142)
13	Euro Dollar Ninety Day, Expiration March 2012	(17,843)
13	Euro Dollar Ninety Day, Expiration June 2012	(15,893)

	Net unrealized depreciation	$(155,090)

48 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

Six month forward rate swap based upon the spread between the CMM30-FNMA rate and 10 year CMS rate plus 0.49%. The Fund receives an amount equal to the difference between the CMM30-FNMA rate minus the 10 year CMS rate plus 0.49% times the notional amount if positive. The Fund owes a comparable amount if negative. Counterparty: Goldman Sachs Group, Inc. (The)

	05/27/10	$54,680	$249,167
The Fund pays a fixed rate equal to 4.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	9,002	(263,740)
The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	8,884	(394,282)
The Fund pays a fixed rate equal to 4.54% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	14,788	(687,397)
The Fund pays a fixed rate equal to 4.70% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
	11/15/21	24,457	(1,694,499)
The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.
	10/24/38	56,660	3,485,630

			$694,879

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$8,000	$(37,238)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	3,010	(247,954)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	5,500	(438,546)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

	12/20/12	5,900	(63,470)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	6,000	(60,985)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	6,250	37,392

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	12/20/12	1,375	4,173

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	3,200	(3,559)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	6,000	(13,794)

The Fund pays a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: Citigroup, Inc.

	12/20/12	915	771

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	5,810	3,222

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	2,500	(119,575)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	2,550	(121,967)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	5,220	(190,213)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

	12/20/13	7,875	(1,050,619)

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.

	03/20/14	7,335	(553,193)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	5,100	(285,687)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	7,400	(39,492)

N-Q Report December 2009 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

	03/20/14	$5,490	$(487,726)

The Fund pays a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

	03/20/14	660	(74,298)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	7,400	(137,191)

The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.

	03/20/14	5,430	(520,250)

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	03/20/14	4,865	(141,080)

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	03/20/14	660	(25,891)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	6,475	(86,740)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	6,610	(88,548)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	5,000	(66,981)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	6,610	(149,834)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	5,000	(113,339)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	6,475	(146,774)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	5,050	(354,836)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	4,410	337,855

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	5,510	422,127

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	5,750	440,514

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	4,410	532,237

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	4,690	251,021

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	2,515	134,609

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	7,945	425,237

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	8,825	472,337

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	6,925	370,644

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	7,725	413,462

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

	09/20/16	7,605	258,460

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	16,500	560,761

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	6,465	219,716

			$(735,242)

50 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 1.09% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 2, due 03/15/49. Counterparty: JPMorgan Chase & Co.

	03/15/49	$128,834	$1,075	$256,658	$385,492

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	1,258,432	2,130	(742,404)	516,028

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	15,105,163	25,000	(9,048,496)	6,056,667

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

	10/12/52	12,269,252	20,450	(7,314,899)	4,954,353

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	1,330,669	15,430	2,407,506	3,738,175

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	2,072,485	21,425	3,118,078	5,190,563

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	4,905,421	8,525	(2,840,098)	2,065,323

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

	10/12/52	801,947	1,325	(480,944)	321,003

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	2,812,134	4,720	(1,668,635)	1,143,499

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	5,348,115	9,070	(3,150,756)	2,197,359

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	14,894,776	25,000	(8,838,109)	6,056,667

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Citigroup, Inc.

	10/12/52	14,894,776	25,000	(8,838,110)	6,056,667

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

	10/12/52	483,815	805	(288,790)	195,024

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

	10/12/52	8,219,828	13,825	(4,870,491)	3,349,337

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.

	10/12/52	98,547	1,310	218,822	317,369

		$84,624,194		$(42,080,668)	$42,543,526

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$12,270	$676,476	$676,476

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	12,800	511,053	511,053

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Morgan Stanley

	03/20/11	AAA	21,800	870,386	870,386

				$2,057,915	$2,057,915

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	$(227,255)	$1,385	$(677,158)	$(904,413)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(4,193,966)	25,470	(12,438,086)	(16,632,052)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

	08/25/37	(1,741,090)	4,640	(1,288,856)	(3,029,946)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(14,622,311)	27,000	(3,008,839)	(17,631,150)

N-Q Report December 2009 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	$(12,058,474)	$24,500	$(3,940,162)	$(15,998,636)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(3,038,461)	6,280	(1,062,414)	(4,100,875)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(11,320,200)	23,000	(3,698,928)	(15,019,128)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(14,384,689)	22,200	576,234	(13,808,455)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(12,928,191)	19,850	581,442	(12,346,749)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(9,857,814)	15,000	527,777	(9,330,037)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	(7,286,894)	10,600	693,668	(6,593,226)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

	01/25/38	(24,746,868)	35,000	2,976,782	(21,770,086)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.

	01/25/38	(16,024,971)	25,000	476,493	(15,548,478)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.

	01/25/38	(15,993,794)	25,000	445,316	(15,548,478)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(11,348,768)	14,415	(1,504,158)	(12,852,926)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	14,093,241	17,901	(30,054,391)	(15,961,150)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(10,288,931)	13,190	(1,471,916)	(11,760,847)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(8,826,819)	11,212	(1,169,901)	(9,996,720)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(8,134,216)	10,364	(1,106,450)	(9,240,666)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(5,010,356)	13,711	(2,466,022)	(7,476,378)

		$(177,940,827)		$(57,609,569)	$(235,550,396)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $7,930,186,509 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$503,245,614
Gross unrealized depreciation	(211,508,194)

Net unrealized appreciation	$291,737,420

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2009.
[3]	U.S. dollar denominated security issued by foreign domiciled entity.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2009 was $440,542,654 representing 5.81% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $3,599,493 which is 0.05% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.24%, 07/03/14	$743,305	$718,044	0.01%
06/01/07	Carestream Health, Inc. Term Loan, 5.49%, 10/30/13	1,008,225	853,438	0.01%

52 / N-Q Report December 2009

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/06/08	Cebridge 2nd Lien (PIK), 6.26%, 05/05/14	$2,422,629	$2,633,723	0.04%
06/27/07	Cengage Learning Term Loan B, 2.75%, 07/09/14	1,942,369	1,790,047	0.02%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 2.76%, 02/27/14	1,004,036	915,750	0.01%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.20%, 05/01/12	478,850	435,488	0.01%
12/30/08	Dex Media West LLC Term Loan B, 6.90%, 10/24/14	1,589,614	2,611,200	0.04%
10/10/07	HCA Term Loan A, 1.75%, 11/18/12	23,609,966	23,648,756	0.31%
03/07/07	Kelson 1st Lien, 3.50%, 03/16/13	6,017,073	6,734,308	0.09%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 4.49%, 12/15/14	970,319	858,750	0.01%
11/25/08	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	450,000	872,500	0.01%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.50%, 03/15/14	355,424	327,188	0.00%

		$40,591,810	$42,399,192	0.56%

[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2009.
[10]	Securities, or a portion there of, pledged as collateral for swaps.
[11]	Inflation protected security. Principal amount reflects original security face amount.
†

Fair valued security. The aggregate value of fair valued securities is $163,046,583 which is 2.15% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Represents annualized yield at date of purchase.
[13]	Securities, or a portion there of, pledged as collateral for futures.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(DIP): Defaulted interest payment

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium Term Note

(PIK): Paid in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

N-Q Report December 2009 / 53

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 92.81%
ASSET-BACKED SECURITIES — 1.76%**
Bear Stearns Asset Backed Securities Trust 2006-SD4 3A1
1.52%	10/25/36	[2]	$2,825,534	$970,648
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.37%	05/25/37	[2]	4,900,000	2,152,451
Countrywide Asset-Backed Certificates 2007-13 2A1
1.13%	10/25/47	[2]	643,075	385,993
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.38%	07/25/36	[2]	4,000,000	2,123,826
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.34%	10/25/36	[2]	3,800,000	2,284,752
HFC Home Equity Loan Asset Backed Certificates 2007-3 M1
2.48%	11/20/36	[2]	3,800,000	1,949,561
Home Equity Asset Trust 2007-1 2A1
0.29%	05/25/37	[2]	202,583	190,592
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.46%	02/25/37	[2]	438,842	194,492

Total Asset-Backed Securities (Cost $8,062,913)				10,252,315

CORPORATES — 75.93%*
Automotive — 0.68%
Navistar International Corp.
8.25%	11/01/21		2,485,000	2,559,550
Tenneco, Inc.
8.13%	11/15/15		875,000	888,125
Tenneco, Inc. B
10.25%	07/15/13		500,000	519,375

				3,967,050

Banking — 3.16%
Bank of America N.A.
0.55%	06/15/17	[2]	2,000,000	1,702,420
Chase Capital II B
0.78%	02/01/27	[2]	8,390,000	6,002,072
Chase Capital VI
0.91%	08/01/28	[2]	1,000,000	715,524
Discover Bank
8.70%	11/18/19		2,265,000	2,430,673
Fleet Capital Trust V
1.25%	12/18/28	[2]	1,750,000	1,203,402
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	300,000	198,000
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[2]	1,100,000	779,519
JPMorgan Chase Capital XXI U
1.23%	02/02/37	[2]	4,750,000	3,281,048
Nationsbank Capital Trust III
0.83%	01/15/27	[2]	1,742,000	1,216,428
Nationsbank Capital Trust IV
8.25%	04/15/27		815,000	812,963

				18,342,049

Communications — 11.04%
Belo Corp.
8.00%	11/15/16		750,000	770,625
Cablevision Systems Corp.
8.63%	09/15/17	[4]	1,300,000	1,360,125
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%	04/30/12	[4,5]	500,000	516,250
8.38%	04/30/14	[4]	2,000,000	2,050,000
Cincinnati Bell, Inc.
8.25%	10/15/17		2,000,000	2,040,000
CSC Holdings, Inc.
7.63%	07/15/18		650,000	672,750
Frontier Communications Corp.
7.13%	03/15/19		3,000,000	2,850,000
GCI, Inc.
7.25%	02/15/14		500,000	498,125
8.63%	11/15/19	[4]	1,700,000	1,723,375
Global Crossing, Ltd. (Bermuda)
12.00%	09/15/15	[3,4]	2,000,000	2,205,000
Intelsat Bermuda Ltd. (PIK) (Bermuda)
11.50%	02/04/17	[3,4]	4,288,084	4,234,483
Intelsat Bermuda, Ltd. (STEP) (Bermuda)
11.25%	02/04/17	[3,4]	1,500,000	1,511,250
Intelsat Jackson Holdings Ltd. (Bermuda)
8.50%	11/01/19	[3,4]	1,000,000	1,021,250
9.50%	06/15/16	[3]	2,250,000	2,418,750
11.25%	06/15/16	[3]	1,500,000	1,618,125
Intelsat, Ltd. (Bermuda)
7.63%	04/15/12	[3]	1,000,000	985,000
Level 3 Financing, Inc.
4.60%	02/15/15	[2]	6,500,000	4,940,000
LIN Television Corp.
6.50%	05/15/13		2,695,000	2,614,150
Nextel Communications, Inc. E
6.88%	10/31/13		6,750,000	6,581,250
Qwest Communications International, Inc.
7.25%	02/15/11		3,735,000	3,772,350
Qwest Corp.
7.88%	09/01/11		3,000,000	3,157,500

54 / N-Q Report December 2009

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sinclair Television Group, Inc.
9.25%	11/01/17	[4]	$1,500,000	$1,567,500
Sprint Nextel Corp.
0.65%	06/28/10	[2]	2,900,000	2,854,650
6.00%	12/01/16		1,750,000	1,605,625
Telesat Canada LLC (Canada)
12.50%	11/01/17	[3]	2,000,000	2,210,000
Umbrella Acquisitions, Inc. (PIK)
9.75%	03/15/15	[4]	2,000,000	1,762,500
UPC Holding BV (Netherlands)
9.88%	04/15/18	[3,4]	1,750,000	1,855,000
Visant Corp.
7.63%	10/01/12		325,000	328,250
Visant Holding Corp.
8.75%	12/01/13		875,000	903,437
Visant Holding Corp. (STEP)
10.25%	12/01/13		560,000	581,000
Windstream Corp.
7.88%	11/01/17	[4]	3,000,000	2,977,500

				64,185,820

Consumer Products — 0.12%
Steinway Musical Instruments
7.00%	03/01/14	[4]	785,000	716,312

Electric — 9.88%
Calpine Construction Finance Co., LP
8.00%	06/01/16	[4]	5,000,000	5,175,000
Edison Mission Energy
7.00%	05/15/17		5,685,000	4,519,575
7.75%	06/15/16		1,750,000	1,435,000
Energy Future Holdings Corp.
10.88%	11/01/17		7,500,000	6,168,750
Energy Future Holdings Corp. (PIK)
11.25%	11/01/17		1,812,600	1,291,478
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	5,302,268	5,037,118
Indiantown Cogeneration LP A-10
9.77%	12/15/20		1,665,000	1,640,025
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	635,000	639,763
8.63%	11/14/11		420,000	441,000
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		400,000	418,199
11.88%	07/01/12		3,710,000	4,298,380
Midwest Generation LLC B
8.56%	01/02/16		1,460,900	1,475,509
Mirant Americas Generation LLC
8.30%	05/01/11		1,250,000	1,281,250
8.50%	10/01/21		3,750,000	3,581,250
9.13%	05/01/31		1,000,000	905,000
Nisource Finance Corp.
5.25%	09/15/17		2,700,000	2,659,805
NRG Energy, Inc.
7.25%	02/01/14		1,000,000	1,015,000
7.38%	02/01/16		3,000,000	3,011,250
PNM Resources, Inc.
9.25%	05/15/15		4,525,000	4,779,531
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		2,265,378	2,361,656
Texas Competitive Electric Holdings Co. LLC A
10.25%	11/01/15		6,500,000	5,297,500

				57,432,039

Energy — 19.88%
AES Corp. (The)
8.75%	05/15/13	[4]	4,500,000	4,635,000
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		6,295,000	5,476,650
Antero Resources Finance Corp.
9.38%	12/01/17	[4]	3,350,000	3,433,750
Aquilex Holdings LLC/Aquilex Finance Corp.
11.13%	12/15/16	[4]	1,500,000	1,503,750
Arch Coal, Inc.
8.75%	08/01/16	[4]	2,500,000	2,637,500
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
10.75%	02/01/18		5,100,000	5,661,000
12.13%	08/01/17		2,198,000	2,505,720
Chaparral Energy, Inc.
8.50%	12/01/15		1,500,000	1,323,750
8.88%	02/01/17		4,310,000	3,841,288
Chesapeake Energy Corp.
2.25%	12/15/38		3,000,000	2,283,750
2.50%	05/15/37		2,750,000	2,475,000
6.88%	01/15/16		1,765,000	1,751,762
7.00%	08/15/14		1,205,000	1,226,088
Comstock Resources, Inc.
6.88%	03/01/12		3,075,000	3,098,063
8.38%	10/15/17		2,600,000	2,671,500
Continental Resources, Inc.
8.25%	10/01/19	[4]	500,000	523,750
Corral Petroleum Holdings AB (PIK) (Sweden)
1.78%	04/15/10	3,4,†	1,092,810	901,563
Delta Petroleum Corp.
7.00%	04/01/15		1,000,000	710,000

N-Q Report December 2009 / 55

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Dynegy Holdings, Inc.
6.88%	04/01/11		$1,275,000	$1,332,375
7.75%	06/01/19		2,000,000	1,745,000
Dynegy Roseton/Danskammer Pass Through Trust A
7.27%	11/08/10		340,140	339,715
Dynegy Roseton/Danskammer Pass Through Trust B
7.67%	11/08/16		1,431,000	1,380,915
Forest Oil Corp.
8.50%	02/15/14	[4]	1,000,000	1,050,000
Foundation PA Coal Co. LLC
7.25%	08/01/14		400,000	407,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	1,875,000	1,846,875
James River Coal Co.
9.38%	06/01/12		3,750,000	3,862,500
Massey Energy Co.
3.25%	08/01/15		8,375,000	7,359,531
Newfield Exploration Co.
7.13%	05/15/18		500,000	507,500
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[3]	4,550,000	3,696,875
8.25%	12/15/14	[3]	2,100,000	1,740,375
Parker Drilling Co.
2.13%	07/15/12		1,000,000	897,500
9.63%	10/01/13		1,025,000	1,058,312
Penn Virginia Corp.
10.38%	06/15/16		750,000	821,250
Petrohawk Energy Corp.
10.50%	08/01/14		2,160,000	2,370,600
Quicksilver Resources, Inc.
7.13%	04/01/16		1,000,000	937,500
8.25%	08/01/15		3,925,000	4,042,750
9.13%	08/15/19		1,000,000	1,045,000
11.75%	01/01/16		500,000	570,000
Sabine Pass LNG LP
7.25%	11/30/13		9,200,000	8,395,000
SandRidge Energy, Inc.
8.75%	01/15/20	[4]	1,750,000	1,723,750
9.88%	05/15/16	[4]	2,500,000	2,643,750
Southern Union Co.
7.20%	11/01/66	[2]	8,992,000	7,733,120
Tesoro Corp.
6.50%	06/01/17		4,075,000	3,810,125
9.75%	06/01/19		1,000,000	1,040,000
Western Refining, Inc.
11.25%	06/15/17	[4]	5,000,000	4,550,000
Williams Cos., Inc. (The)
8.75%	01/15/20		1,000,000	1,195,047
Williams Cos., Inc. (The) A
7.50%	01/15/31		750,000	811,257

				115,573,506

Finance — 10.06%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	5,000,000	4,453,125
Barnett Capital III
0.91%	02/01/27	[2]	800,000	543,909
Capital One Capital V
10.25%	08/15/39		1,875,000	2,185,341
CIT Group, Inc.
7.00%	05/01/13		5,456,884	5,129,471
City National Capital Trust I
9.63%	02/01/40		3,000,000	3,194,490
Ford Motor Credit Co. LLC
1.85%	01/15/10	[2]	1,534,000	1,535,918
3.03%	01/13/12	[2]	900,000	834,750
5.50%	06/15/11	[2]	2,500,000	2,478,125
7.25%	10/25/11		1,000,000	1,024,000
7.50%	08/01/12		2,000,000	2,005,000
9.88%	08/10/11		2,450,000	2,572,500
General Electric Capital Corp. (MTN)
0.47%	05/11/16	[2]	600,000	537,126
General Electric Capital Corp. E (MTN)
0.40%	03/20/14	2,†	800,000	720,967
GMAC LLC
7.75%	01/19/10	[4]	2,000,000	2,002,500
GMAC, Inc.
2.46%	12/01/14	[2,4]	6,053,000	4,880,231
7.25%	03/02/11	[4]	2,949,000	2,949,000
LBG Capital No. 1 Plc (United Kingdom)
8.00%	12/15/49	3,†	640,000	492,796
Lehman Brothers Holdings, Inc. (MTN)
0.00%	11/07/16	[5,6]	383,000	75,882
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[5,6]	294,000	58,249
MBNA Capital B
1.08%	02/01/27	[2]	4,000,000	2,738,912
National Money Mart Co. (Canada)
10.38%	12/15/16	[3,4]	750,000	770,625
Prudential Holdings LLC
8.70%	12/18/23	[4]	2,500,000	2,681,730
Raymond James Financial, Inc.
8.60%	08/15/19		2,300,000	2,492,383
UPC Germany GmbH (Germany)
8.13%	12/01/17	[3,4]	650,000	654,062

56 / N-Q Report December 2009

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Wind Acquisition Holdings Finance SpA (Italy)
12.25%	07/15/17	[3,4]	$3,000,000	$2,970,000
ZFS Finance USA Trust I
6.15%	12/15/65	[2,4]	7,495,000	6,895,400
ZFS Finance USA Trust IV
5.88%	05/09/32	[2,4]	2,000,000	1,624,338

				58,500,830

Food — 2.05%
Dole Food Co., Inc.
8.00%	10/01/16	[4]	1,000,000	1,020,000
13.88%	03/15/14	[4]	1,311,000	1,583,032
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14	[4]	3,500,000	3,981,250
Smithfield Foods, Inc.
10.00%	07/15/14	[4]	3,000,000	3,270,000
Tyson Foods, Inc.
7.85%	04/01/16		2,000,000	2,060,000

				11,914,282

Gaming — 0.84%
Herbst Gaming, Inc.
8.13%	06/01/12	[5]	575,000	3,234
MGM Mirage, Inc.
10.38%	05/15/14	[4]	2,400,000	2,616,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		2,350,000	2,282,438

				4,901,672

Health Care — 2.49%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		1,725,000	1,785,375
HCA, Inc.
7.50%	12/15/23		2,905,000	2,668,951
8.50%	04/15/19	[4]	3,939,000	4,244,273
9.13%	11/15/14		1,500,000	1,586,250
Inverness Medical Innovations, Inc.
9.00%	05/15/16		1,500,000	1,541,250
Tenet Healthcare Corp.
6.88%	11/15/31		3,500,000	2,646,875

				14,472,974

Homebuilding — 0.63%
K. Hovnanian Enterprises, Inc.
10.63%	10/15/16	[4]	3,500,000	3,675,000

Industrials — 2.81%
Berry Plastics Corp.
5.03%	02/15/15	[2]	3,150,000	2,894,062
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.
8.25%	11/15/15	[4]	1,250,000	1,262,500
Casella Waste Systems, Inc.
11.00%	07/15/14	[4]	4,500,000	4,893,750
General Cable Corp.
0.88%	11/15/13		2,175,000	1,908,563

Graham Packaging Co. LP/GPC Capital Corp. I
8.25%	01/01/17	[4]	2,500,000	2,481,250
Sealy Mattress Co.
10.88%	04/15/16	[4]	1,100,000	1,229,250
Solo Cup Co.
10.50%	11/01/13	[4]	1,100,000	1,163,250
Spirit Aerosystems, Inc.
7.50%	10/01/17	[4]	500,000	495,000

				16,327,625

Insurance — 0.42%
Farmers Exchange Capital
7.05%	07/15/28	[4]	1,500,000	1,309,920
MetLife Capital Trust X
9.25%	04/08/38	[2,4]	1,000,000	1,140,000

				2,449,920

Materials — 2.05%
Boise Paper Holdings LLC/Boise Finance Co.
9.00%	11/01/17	[4]	125,000	130,156
Cellu Tissue Holdings, Inc.
11.50%	06/01/14		2,000,000	2,230,000
Georgia-Pacific LLC
9.50%	12/01/11		1,750,000	1,898,750
NewPage Corp.
11.38%	12/31/14	[4]	2,000,000	2,030,000
Noranda Aluminium Holding Corp. (PIK)
7.02%	11/15/14		733,614	496,107
Terra Capital, Inc.
7.75%	11/01/19	[4]	2,000,000	2,150,000
Verso Paper Holdings LLC/Verso Paper, Inc. B
4.03%	08/01/14	[2]	3,737,000	2,970,915

				11,905,928

Retail — 0.56%
Toys R Us Property Co. LLC
8.50%	12/01/17	[4]	3,150,000	3,220,875

Services — 2.67%
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15	[4]	1,975,000	1,898,469

N-Q Report December 2009 / 57

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
Geo Group, Inc. (The)
7.75%	10/15/17	[4]	$1,000,000	$1,028,750
Mobile Mini, Inc.
6.88%	05/01/15		1,500,000	1,425,000
Service Corp. International
8.00%	11/15/21		1,650,000	1,625,250
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.25%	12/01/17	[4]	3,950,000	4,038,875
United Rentals North America, Inc.
1.88%	10/15/23		500,000	488,750
7.00%	02/15/14		3,450,000	3,139,500
9.25%	12/15/19		1,275,000	1,322,812
10.88%	06/15/16		500,000	546,250

				15,513,656

Transportation — 6.59%
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		1,000,000	1,110,000
American Airlines, Inc. 2001-2 A2
7.86%	10/01/11		4,337,000	4,337,000
Commercial Barge Line Co.
12.50%	07/15/17	[4]	1,500,000	1,567,500
Continental Airlines, Inc.
9.00%	07/08/16		1,700,000	1,819,000
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		395,786	375,997
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		500,000	481,555
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		6,842,000	5,952,540
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	2,000,000	2,047,500
12.25%	03/15/15	[4]	2,000,000	1,935,000
Delta Air Lines, Inc. 2000-1 A2
7.57%	11/18/10	[5]	750,000	757,500
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		2,500,000	2,528,625
Delta Air Lines, Inc. B
9.75%	12/17/16		2,500,000	2,543,750
JetBlue Airways 2004-2 G1 Pass Through Trust
0.65%	08/15/16	2,†	2,455,601	1,913,757
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)
8.88%	11/01/17	[3,4]	625,000	652,344
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,250,000	1,234,375
Northwest Airlines, Inc. 2001-1 A1
7.04%	04/01/22		803,565	733,253
RailAmerica, Inc.
9.25%	07/01/17		2,682,000	2,866,387
UAL Pass Through Trust 2000-2 A2
7.19%	04/01/11		137,429	137,086
UAL Pass Through Trust 2000-2 B
7.81%	04/01/11		1,067,300	1,430,182
United Air Lines, Inc.
9.75%	01/15/17		1,500,000	1,541,250
10.40%	11/01/16		2,250,000	2,370,938

				38,335,539

Total Corporates (Cost $393,059,510)				441,435,077

BANK LOANS — 13.72%*
Automotive — 0.40%
Ford Motor Co. Term Loan B 1st Lien
3.29%	12/16/13		2,471,504	2,296,440

Communications — 3.61%
Cebridge 2nd Lien (PIK)
6.26%	05/05/14	[7]	3,991,509	4,007,307
Charter Communications, Inc. Term Loan 3rd Lien
2.76%	02/27/14	[5,7]	5,000,000	4,578,750
Dex Media West LLC Term Loan B
6.90%	10/24/14	[7]	4,510,150	4,179,407
Dex Media West Term Loan A
6.66%	10/24/13	[7]	1,850,000	1,714,334
Idearc, Inc.
0.00%	11/17/14	[5,6,7]	6,700,845	3,508,174
Mediacom LLC Term Loan A
1.47%	09/30/12	[7]	1,733,333	1,716,000
Univision Communications, Inc. 1st Lien Strip
2.50%	03/15/14	[7]	1,500,000	1,308,750

				21,012,722

Consumer Discretionary — 1.35%
Harrah’s Entertainment, Inc. Term Loan B2
3.28%	01/28/15		7,500,000	6,095,310
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[5,6,7]	2,979,962	1,733,346

				7,828,656

Electric — 1.39%
Boston Generating LLC 1st Lien
1.96%	12/19/13	[7]	6,959,591	5,412,328

58 / N-Q Report December 2009

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
TPF Generation Holdings LLC 2nd Lien
4.49%	12/15/14	[7]	$1,250,000	$1,073,437
TXU Energy Term Loan B1
3.78%	10/10/14		1,967,754	1,603,720

				8,089,485

Energy — 1.37%
MACH Gen LLC Term Loan C
7.76%	02/20/15	[7]	11,702,881	7,963,810

Finance — 2.41%
First Data Corp. Term Loan B1
2.98%	09/27/14	[7]	2,969,620	2,642,962
Kelson 1st Lien
3.50%	03/16/13	[7]	5,662,844	5,556,666
Kelson 2nd Lien (PIK)
6.75%	03/01/14	[7]	6,439,295	5,827,562

				14,027,190

Health Care — 0.47%
Carestream Health, Inc. Term Loan
5.49%	10/30/13	[7]	1,500,000	1,280,157
HCA Term Loan A
1.75%	11/18/12	[7]	1,544,265	1,478,204

				2,758,361

Insurance — 0.33%
Asurion Corp. Term Loan
3.24%	07/03/14	[7]	1,995,000	1,914,785

Materials — 0.42%
Lyondell Chemical Co. New Money (DIP)
13.00%	12/15/09		1,671,042	1,747,493
Lyondell Chemical Co. Roll Up (DIP)
5.79%	12/15/09		670,051	697,690

				2,445,183

Services — 0.49%
Rental Services Term Loan 2nd Lien
3.79%	11/30/13	[7]	3,069,674	2,872,702

Transportation — 1.48%
Delta Air Lines, Inc. Term Loan 1st Lien
2.20%	05/01/12	[7]	1,232,424	1,095,317
8.75%	09/16/13	[7]	1,995,000	2,000,486
United Air Lines, Inc.
2.31%	02/01/14	[7]	6,964,399	5,484,464

				8,580,267

Total Bank Loans (Cost $73,737,712)				79,789,601

MORTGAGE-BACKED — 0.07%**
Non-Agency Mortgage-Backed — 0.06%
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,8]	2,890	347
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.35%	03/19/35	[8,9]	847,804	28,348
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.85%	08/25/46	8,9,†	29,344,135	312,263

				340,958

U.S. Agency Mortgage-Backed — 0.01%
Fannie Mae 1993-225 SG
26.46%	12/25/13	[2]	55,313	68,142
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		36,386	1,934

				70,076

Total Mortgage-Backed (Cost $66,209)				411,034

MUNICIPAL BONDS — 1.33%*
Pennsylvania — 1.33%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements Revenue Bonds 06/01/2011 @ 103
6.75%	12/01/36		7,535,000	7,709,360

Total Municipal Bonds (Cost $6,341,528)				7,709,360

Total Bonds – 92.81% (Cost $481,267,872)				539,597,387

			Shares
COMMON STOCK — 0.04%
Finance — 0.04%
CIT Group, Inc.
0.00%			9,200	254,021

Total Common Stock (Cost $219,465)				254,021

N-Q Report December 2009 / 59

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues			Shares	Value
PREFERRED STOCK — 0.00%
U.S. Agency Securities — 0.00%
Fannie Mae S
8.25%[2]			5,000	$5,500

Total Preferred Stock (Cost $52,500)				5,500

Issues			Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Finance — 0.00%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10
			65	650

Total Call Options Purchased (Cost $84,500)				650

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 5.61%
Commercial Paper — 2.18%
BNP Paribas Finance, Inc.
0.13%[10]	02/05/10		$9,685,000	9,683,881
Rabobank USA Financial Corp.
0.13%[10]	02/04/10		3,000,000	2,999,593

				12,683,474

Money Market Fund — 3.39%
Dreyfus Cash Advantage Fund
1.51%			18,994,000	18,994,000
Goldman Sachs Group, Inc. (The)
0.05%[11]			704,000	704,000

				19,698,000

U.S. Treasury Bills — 0.04%
U.S. Treasury Bills
0.05%[10]	02/18/10	[12]	215,000	214,997

Total Short Term Investments (Cost $32,596,533)				32,596,471

Total Investments — 98.46% (Cost $514,220,870)[1]				572,454,029

Cash and Other Assets, Less Liabilities — 1.54%				8,925,408

Net Assets — 100.00%				$581,379,437

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
100	U.S. Treasury Ten Year Note, Expiration March 2010	$(320,301)

	Net unrealized depreciation	$(320,301)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	$150	$897

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	12/20/12	225	683

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	75	(83)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	125	(287)

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	450	249

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	100	(4,783)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	100	(4,783)

The Fund pays a fixed rate equal to 3.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: UBS AG

	06/20/13	1,000	(90,352)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	140	(2,596)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	140	(747)

60 / N-Q Report December 2009

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	06/20/14	$1,000	$31,845

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.90%, due 07/15/17. Counterparty: Morgan Stanley

	09/20/14	1,000	47,436

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Morgan Stanley

	09/20/14	1,000	(7,199)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	200	(14,053)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	350	26,814

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	300	22,983

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	295	22,600

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	350	42,241

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	170	9,099

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	190	10,169

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	300	16,057

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	300	16,057

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	120	6,423

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	$1,000	$33,985

			$162,655

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 12, due 06/20/14. Counterparty: Barclays Capital, Inc.

	06/20/14	$(645,968)	$4,700	$693,121	$47,153

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 12, due 06/20/14. Counterparty: CS First Boston

	06/20/14	(1,581,684)	7,520	1,657,129	75,445

		$(2,227,652)		$2,350,250	$122,598

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $514,781,882 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$60,700,505
Gross unrealized depreciation	(3,028,358)

Net unrealized appreciation	$57,672,147

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2009.
[3]	U.S. dollar denominated security issued by foreign domiciled entity.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2009 was $144,945,416 representing 24.93% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.

N-Q Report December 2009 / 61

[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.24%, 07/03/14	$1,787,252	$1,914,785	0.33%
12/19/06	Boston Generating LLC 1st Lien, 1.96%, 12/19/13	5,431,099	5,412,328	0.93%
04/12/07	Carestream Health, Inc. Term Loan, 5.49%, 10/30/13	1,504,099	1,280,157	0.22%
02/06/08	Cebridge 2nd Lien (PIK), 6.26%, 05/05/14	3,942,460	4,007,307	0.69%
01/05/09	Charter Communications, Inc. Term Loan 3rd Lien, 2.76%, 02/27/14	3,887,419	4,578,750	0.79%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.20%, 05/01/12	1,147,303	1,095,317	0.19%
09/29/09	Delta Air Lines, Inc. Term Loan 1st Lien, 8.75%, 09/16/13	1,957,721	2,000,486	0.34%
05/29/09	Dex Media West Term Loan A, 6.66%, 10/24/13	1,579,424	1,714,334	0.30%
12/30/08	Dex Media West LLC Term Loan B, 6.90%, 10/24/14	2,555,226	4,179,407	0.72%
01/28/09	First Data Corp. Term Loan B1, 2.98%, 09/27/14	2,110,268	2,642,962	0.45%
06/22/09	HCA Term Loan A, 1.75%, 11/18/12	1,422,358	1,478,204	0.25%
11/06/08	Idearc, Inc., 0.00%, 11/17/14	3,153,525	3,508,174	0.60%
04/16/08	Kelson 1st Lien, 3.50%, 03/16/13	5,019,539	5,556,666	0.96%
09/16/08	Kelson 2nd Lien (PIK), 6.75%, 03/01/14	5,235,492	5,827,562	1.00%
01/08/09	MACH Gen LLC Term Loan C, 7.76%, 02/20/15	8,242,615	7,963,810	1.37%
01/09/09	Mediacom LLC Term Loan A, 1.47%, 09/30/12	1,487,379	1,716,000	0.30%
06/25/09	Rental Services Term Loan 2nd Lien, 3.79%, 11/30/13	2,688,564	2,872,702	0.49%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 4.49%, 12/15/14	1,227,739	1,073,437	0.18%
05/17/07	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	2,142,194	1,733,346	0.30%
02/03/09	United Air Lines, Inc., 2.31%, 02/01/14	4,430,880	5,484,464	0.94%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.50%, 03/15/14	1,074,963	1,308,750	0.23%

		$62,027,519	$67,348,948	11.58%

[8]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $340,958 which is 0.06% of total net assets.
[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2009.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral for swaps.
†

Fair valued security. The aggregate value of fair valued securities is $4,341,346 which is 0.75% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Securities, or a portion there of, pledged as collateral for futures.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

62 / N-Q Report December 2009

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 81.90%
ASSET-BACKED SECURITIES — 25.97%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$4,985	$4,922
Aerco Ltd. 2A A3 (United Kingdom)
0.69%	07/15/25	[2,3,4]	3,421,795	1,864,878
Asset Backed Funding Certificates 2007-WMC1 A2B
1.23%	06/25/37	3,†	5,000,000	2,227,401
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
0.28%	12/25/36	[3]	55,472	52,403
Aviation Capital Group Trust 2003-2A B1
3.23%	09/20/33	3,4,†	2,452,858	858,399
Bayview Financial Acquisition Trust 2004-B A1
1.23%	05/28/39	[3,4]	1,803,589	1,158,417
Centex Home Equity 2006-A AV4
0.48%	06/25/36	[3]	4,300,000	2,098,797
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37		1,750,000	1,533,122
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.41%	03/25/37	[3]	5,000,000	1,958,965
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 M1
0.63%	03/25/37	[3]	6,500,000	359,437
Conseco Finance 2002-C BF1
8.00%	06/15/32	[3]	3,763,000	3,365,335
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,4,†	1,112,378	581,212
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[3]	130,840	129,484
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	3,5,†	158,666	8,720
Conseco Financial Corp. 1996-10 M1
7.24%	11/15/28	[3]	2,700,000	2,326,542
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	44,038	44,769
Conseco Financial Corp. 1998-4 A7
6.87%	04/01/30	[3]	754,087	702,926
Conseco Financial Corp. 1999-1 A5
6.11%	09/01/23		1,611	1,610
Conseco Financial Corp. 1999-5 A5
7.86%	03/01/30	[3]	155,777	131,598
Countrywide Asset-Backed Certificates 2007-4 A2
5.53%	09/25/37		930,000	809,756
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
0.38%	05/25/36	3,†	6,900,000	3,208,214
Crystal River 2005-1A A (Cayman Islands)
0.62%	03/02/46	2,3,4,†	661,026	66,075
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		74,921	71,211
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
0.45%	01/25/38	[3]	6,900,000	2,879,542
Green Tree 2008-MH1 A3
8.97%	04/25/38	[3,4]	2,853,798	2,912,613
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		48,761	38,118
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		115,914	84,452
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		19,703	15,114
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		11,226	8,510
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
0.58%	09/20/33	[3]	959,557	856,243
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
0.61%	03/20/36	[3]	660,000	356,660
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.54%	07/20/36	3,†	650,000	370,473
HFC Home Equity Loan Asset Backed Certificates 2007-2 M2
0.60%	07/20/36	3,†	650,000	423,284
HSI Asset Securitization Corp. Trust 2006-HE2 2A1
0.28%	12/25/36	[3]	69,248	50,246
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		842,405	612,236
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		415,957	303,789
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		212,581	147,127
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	[3]	759,218	535,358

N-Q Report December 2009 / 63

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		$162,005	$147,199
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[3]	344,863	321,886
JP Morgan Mortgage Acquisition Corp. 2007-CH5 A3
0.34%	05/25/37	[3]	1,575,000	809,437
Lehman ABS Mortgage Loan Trust 2007-1 2A1
0.32%	06/25/37	[3,4]	151,400	64,513
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
0.81%	08/25/35	[3]	1,389,210	983,808
Mid-State Trust 11 B
8.22%	07/15/38		18,721	17,169
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,425,387	1,336,616
Mid-State Trust 6 A4
7.79%	07/01/35		55,305	51,588
Nationstar Home Equity Loan Trust 2007-A AV4
0.46%	03/25/37	3,†	5,000,000	2,374,793
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		3,056	2,686
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		192,798	177,797
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		209,630	174,995
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	[5]	176,245	714
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	5,†	1,807,582	43,288
Origen Manufactured Housing 2006-A A1
0.38%	11/15/18	[3]	2,903,606	2,672,371
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.63%	05/01/10	2,3,4,5,†	827,573	123,999
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
0.30%	02/25/37	[3]	60,507	56,858
Residential Asset Securities Corp. 2007-KS2 AI1
0.30%	02/25/37	[3]	81,108	77,203
Specialty Underwriting & Residential Finance 2004-BC4 A2C
0.72%	10/25/35	[3]	2,272,064	1,649,077
Structured Asset Receivables Trust 2005-1A Certificates
0.78%	01/21/15	3,4,†	12,601,930	10,079,457
Structured Asset Securities Corp. 2007-BC3 2A2
0.37%	05/25/47	[3]	1,960,000	1,062,429
Terwin Mortgage Trust 2004-7HE A1
0.78%	07/25/34	[3,4]	122,539	98,979
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	585	225
Wells Fargo Home Equity Trust 2007-2 M1
0.60%	04/25/37	[3]	5,000,000	29,191

Total Asset-Backed Securities (Cost $88,429,297)				55,514,236

CORPORATES — 27.10%*
Banking — 5.45%
BAC Capital Trust XV
1.06%	06/01/56	[3]	2,000,000	1,290,648
Chase Capital II B
0.78%	02/01/27	[3]	3,144,000	2,249,168
Chase Capital VI
0.91%	08/01/28	[3]	1,000,000	715,524
Credit Suisse/Guernsey 1 (Switzerland)
0.96%	05/29/49	[2,3]	4,900,000	3,264,625
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	1,000,000	735,000
Fleet Capital Trust V
1.25%	12/18/28	[3]	950,000	653,275
JPMorgan Chase & Co. 1
7.90%	12/31/49	[3]	1,000,000	1,034,834
Nationsbank Capital Trust III
0.83%	01/15/27	[3]	1,000,000	698,294
Nationsbank Capital Trust IV
8.25%	04/15/27		1,010,000	1,007,475

				11,648,843

Communications — 0.42%
Qwest Corp.
7.88%	09/01/11		850,000	894,625

Electric — 0.75%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		876,000	1,014,927
Power Contract Financing LLC
6.26%	02/01/10	[4]	593,256	594,430

				1,609,357

Energy — 2.73%
Dynegy Roseton/Danskammer Pass Through Trust A
7.27%	11/08/10		107,711	107,576
Sabine Pass LNG LP
7.25%	11/30/13		3,930,000	3,586,125

64 / N-Q Report December 2009

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Southern Union Co.
7.20%	11/01/66	[3]	$1,000,000	$860,000
Valero Energy Corp.
10.50%	03/15/39		1,000,000	1,288,266

				5,841,967

Finance — 7.74%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	1,200,000	1,068,750
Barnett Capital III
0.91%	02/01/27	[3]	1,000,000	679,886
Citigroup, Inc.
0.81%	08/25/36	[3]	2,350,000	1,328,352
General Electric Capital Corp. (MTN)
0.66%	05/05/26	[3]	2,319,000	1,964,680
GMAC, Inc.
2.46%	12/01/14	[3,4]	1,538,000	1,240,012
7.25%	03/02/11	[4]	1,266,000	1,266,000
Goldman Sachs Group, Inc. (The)
0.46%	02/06/12	[3]	750,000	744,791
0.78%	01/12/15	[3]	750,000	716,705
1.03%	12/05/11	[3]	1,775,000	1,804,893
Morgan Stanley (MTN)
0.73%	10/18/16	[3]	4,050,000	3,723,854
Prudential Holdings LLC
8.70%	12/18/23	[4]	1,000,000	1,072,692
Raymond James Financial, Inc.
8.60%	08/15/19		860,000	931,935

				16,542,550

Insurance — 0.41%
Farmers Exchange Capital
7.05%	07/15/28	[4]	1,000,000	873,280

Materials — 0.63%
Noranda Aluminium Holding Corp. (PIK)
7.02%	11/15/14		1,983,476	1,341,326

Real Estate Investment Trust (REIT) — 1.06%
HCP, Inc.
7.07%	06/08/15	[6]	500,000	513,592
HRPT Properties Trust
0.85%	03/16/11	[3]	750,000	696,752
Shurgard Storage Centers LLC
7.75%	02/22/11		1,000,000	1,052,571

				2,262,915

Transportation — 7.91%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11		28,668	28,453
American Airlines Pass Through Trust 2009-1A
10.38%	07/02/19		1,250,000	1,387,500
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		3,686,747	3,502,409
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		2,950,000	2,841,174
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,650,000	2,305,500
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	700,000	716,625
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		3,070,000	3,105,152
JetBlue Airways 2004-2 G1 Pass Through Trust
0.65%	08/15/16	3,†	1,122,561	874,861
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,200,000	1,185,000
United Air Lines, Inc.
10.40%	11/01/16		900,000	948,375

				16,895,049

Total Corporates (Cost $53,156,114)				57,909,912

BANK LOANS — 5.96%*
Consumer Discretionary — 1.08%
Tribune 1st Lien Term Loan B
0.00%	06/04/14	[7,8,9]	3,969,987	2,309,211

Electric — 1.47%
Boston Generating LLC 1st Lien
1.96%	12/19/13	[7]	2,929,862	2,278,492
TPF Generation Holdings LLC 2nd Lien
4.49%	12/15/14	[7]	1,000,000	858,750

				3,137,242

Finance — 1.62%
Kelson 1st Lien
3.50%	03/16/13	[7]	3,539,368	3,473,005

Health Care — 0.90%
Carestream Health, Inc. Term Loan
5.49%	10/30/13	[7]	2,250,000	1,920,235

Insurance — 0.45%
Asurion Corp. Term Loan
3.24%	07/03/14	[7]	997,500	957,392

N-Q Report December 2009 / 65

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation — 0.44%
United Air Lines, Inc.
2.31%	02/01/14	[7]	$1,193,271	$939,701

Total Bank Loans (Cost $14,518,994)				12,736,786

MORTGAGE-BACKED — 22.87%**
Commercial Mortgage-Backed — 1.48%
Bayview Commercial Asset Trust 2007-1 A1
0.45%	03/25/37	3,4,†	4,493,337	3,169,457

Non-Agency Mortgage-Backed — 3.55%
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	525,713	60,457
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	110	13
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.35%	03/19/35	[5,10]	5,355,069	179,060
Lehman XS Trust 2007-12N 1A3A
0.43%	07/25/47	3,†	10,120,000	2,175,381
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	[3]	3,500,000	1,975,445
Opteum Mortgage Acceptance Corp. 2005-5 2A1B
5.64%	12/25/35	[3]	1,006,302	813,208
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.85%	08/25/46	5,10,†	217,204,135	2,311,357
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		61,367	61,859

				7,576,780

U.S. Agency Mortgage-Backed — 17.84%
Fannie Mae 1993-80 S
10.57%	05/25/23	[3]	17,306	18,276
Fannie Mae 2000-45 SA (IO)
7.72%	12/18/30	[3]	2,775,474	418,475
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	2,345	2,397
Fannie Mae 2003-107 SQ (IO)
7.42%	05/25/33	[3]	249,271	10,440
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		162,110	13,347
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	42,282	44,331
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		1,145,512	121,619
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		36,366	617
Fannie Mae 2005-47 SL
7.50%	06/25/35	[3]	465,556	459,092
Fannie Mae 2005-92 US (IO)
5.87%	10/25/25	[3]	12,291,194	1,090,357
Fannie Mae 2008-50 SA (IO)
5.82%	11/25/36	[3]	11,387,283	1,188,542
Fannie Mae 2009-9 VM (IO)
3.18%	04/25/13	3,†	17,570,659	944,231

Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	15,501
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		399,764	28,837
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		950,298	49,134
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		237,938	4,124
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		132,514	18,850
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		684,977	75,186
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		93,686	95
Freddie Mac 2764 CT
7.50%	03/15/34	[3]	288,614	271,488
Freddie Mac 2764 SH
7.50%	03/15/34	[3]	219,396	213,673
Freddie Mac 2827 JT
8.50%	12/15/32	[3]	77,227	76,624
Freddie Mac 2856 ST
7.00%	09/15/23	[3]	446,127	447,960
Freddie Mac 3242 SA (IO)
6.12%	11/15/36	3,†	44,552,206	4,506,094
Freddie Mac 3247 SI (IO)
0.15%	08/15/36	[3]	105,205,615	229,990
Freddie Mac 3260 AS (IO)
6.15%	01/15/37	[3]	50,726,810	4,365,762
Freddie Mac 3280 SI (IO)
6.21%	02/15/37	[3]	30,779,072	3,098,258
Freddie Mac 3289 SD (IO)
5.89%	03/15/37	3,†	17,991,833	1,528,561
Freddie Mac 3430 IA (IO)
0.82%	07/15/12	†	88,860,451	1,161,895
Ginnie Mae 2001-31 SJ
27.18%	02/20/31	[3]	85,934	133,257
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		100,970	5,367

66 / N-Q Report December 2009

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae 2004-8 SE
13.84%	11/26/23	[3]	$385,430	$429,825
Ginnie Mae 2009-61 SG (IO)
6.47%	08/20/39	3,†	11,462,607	1,117,694
Ginnie Mae GNSF (TBA)
5.00%	01/01/40		15,600,000	16,047,282

				38,137,181

Total Mortgage-Backed (Cost $39,183,387)				48,883,418

Total Bonds — 81.90% (Cost $195,287,792)				175,044,352

Issues	Maturity Date		Shares	Value
PREFERRED STOCK — 0.61%
Automotive — 0.09%
Corts Trust for Ford Motor Co.
8.00%	07/16/31		700	15,505
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31		8,100	179,415

				194,920

Communications — 0.52%
Corts Trust for US West Communications
7.50%	11/15/43		7,118	146,275
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46		12,100	248,050
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31		9,650	184,508
8.00%	02/15/31		19,500	380,250
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30		6,100	155,123

				1,114,206

Finance — 0.00%
Terwin Mortgage Trust 2005-P1 A
0.00%[5,7]			570	1

Total Preferred Stock (Cost $1,490,573)				1,309,127

	Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Finance — 0.00%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10
	135	$1,350

Total Call Options Purchased (Cost $175,500)		1,350

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 43.24%
Commercial Paper — 3.32%
BNP Paribas Finance, Inc.
0.13%[11]	02/05/10	$3,630,000	3,629,580

Rabobank USA Financial Corp.
0.13%[11]	02/04/10		3,465,000	3,464,530

				7,094,110

Money Market Fund — 27.02%
Dreyfus Cash Advantage Fund
1.51%			9,624,500	9,624,500
Goldman Sachs Group, Inc. (The)
0.05%[6]			48,133,000	48,133,000

				57,757,500

U.S. Agency Discount Notes — 12.85%
Fannie Mae
0.05%[11]	02/01/10		635,000	634,975
0.05%[11]	02/04/10		350,000	349,985
Federal Home Loan Bank
0.07%[11]	02/05/10		1,850,000	1,849,926
0.07%[11]	02/12/10		1,220,000	1,219,947
0.07%[11]	02/19/10		11,930,000	11,929,543
Freddie Mac
0.06%[11]	02/18/10		11,485,000	11,484,138

				27,468,514

U.S. Treasury Bills — 0.05%
U.S. Treasury Bills
0.05%[11]	02/18/10	[6]	100,000	99,999

Total Short Term Investments (Cost $92,419,594)				92,420,123

Total Investments – 125.75% (Cost $289,373,459)[1]				268,774,952

Liabilities in Excess of Other Assets – (25.75)%				(55,029,676)

NET ASSETS – 100.00%				$213,745,276

N-Q Report December 2009 / 67

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
12	Euro Dollar Ninety Day, Expiration September 2010	$(14,020)
12	Euro Dollar Ninety Day, Expiration December 2010	(13,395)
12	Euro Dollar Ninety Day, Expiration March 2011	(12,595)
12	Euro Dollar Ninety Day, Expiration June 2011	(11,995)
12	Euro Dollar Ninety Day, Expiration September 2011	(11,507)
7	Euro Dollar Ninety Day, Expiration December 2011	(8,257)
7	Euro Dollar Ninety Day, Expiration March 2012	(7,308)
7	Euro Dollar Ninety Day, Expiration June 2012	(6,258)

	Net unrealized depreciation	$(85,335)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

Six month forward rate swap based upon the spread between the CMM30-FNMA rate and 10 year CMS rate plus 0.49%. The Fund receives an amount equal to the difference between the CMM30-FNMA rate minus the 10 year CMS rate plus 0.49% times the notional amount if positive. The Fund owes a comparable amount if negative. Counterparty: Goldman Sachs Group, Inc. (The)

	05/27/10	$1,500	$6,835
The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.
	10/24/38	2,025	124,575

			$131,410

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

	09/20/12	$2,500	$(11,637)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc., 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc. (The)

	12/20/12	700	4,188

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	300	(334)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

	12/20/12	750	(1,724)

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc., 6.13%, due 12/01/12. Counterparty: UBS AG

	12/20/12	1,000	555

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	700	(55,815)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

	12/20/12	475	(39,129)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	300	(14,349)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	300	(14,349)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	345	(1,841)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	345	(6,396)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

	12/20/14	640	(14,507)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsch Bank AG

	12/20/14	635	(14,394)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Deutsch Bank AG

	12/20/14	635	(8,507)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Kohl’s Corp., 6.25%, due 12/15/17. Counterparty: Morgan Stanley

	12/20/14	640	(8,574)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	600	(42,159)

68 / N-Q Report December 2009

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	$170	$13,024

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	130	9,959

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	130	9,959

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	170	20,517

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	45	2,409

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	800	42,818

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	2,100	112,398

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	2,500	84,964

The Fund pays a fixed rate equal to 3.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Securitized Asset Backed Receivables LLC Trust 2005-EC1 B3, 3.37%, due 01/25/35. Counterparty: JPMorgan Chase & Co.

	01/25/35	69	66,152

			$133,228

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$460	$25,361	$25,361

The Fund receives a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Ameriquest Mortgage Securities, Inc. 2004-R7 A4, 1.04%, due 08/25/34. Counterparty: Deutsche Bank AG5

	07/25/34	AAA	$676	$(14,011)	$(14,011)

				$11,350	$11,350

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(1,624,701)	$3,000	$(334,316)	$(1,959,017)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(2,362,477)	4,800	(771,950)	(3,134,427)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(561,244)	1,160	(196,242)	(757,486)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(1,033,584)	2,100	(337,728)	(1,371,312)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(969,865)	5,890	(2,876,338)	(3,846,203)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(2,654,055)	5,000	(620,457)	(3,274,512)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston

	01/25/38	(2,787,953)	5,300	(683,030)	(3,470,983)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc

	01/25/38	(1,644,882)	3,200	(450,806)	(2,095,688)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc. (The)

	01/25/38	(1,670,584)	3,250	(457,849)	(2,128,433)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley

	01/25/38	(1,043,034)	2,400	(528,732)	(1,571,766)

N-Q Report December 2009 / 69

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	$(2,966,998)	$3,769	$(393,244)	$(3,360,242)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(3,708,748)	4,711	(491,554)	(4,200,302)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

	05/25/46	(2,866,202)	3,674	(410,034)	(3,276,236)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(2,521,948)	3,203	(334,258)	(2,856,206)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(2,070,528)	2,638	(281,641)	(2,352,169)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(399,087)	1,092	(196,425)	(595,512)

		$(30,885,890)		$(9,364,604)	$(40,250,494)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $290,029,773 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$28,350,481
Gross unrealized depreciation	(49,605,302)

Net unrealized depreciation	$(21,254,821)

[2]	U.S. dollar denominated security issued by foreign domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2009.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2009 was $28,605,258 representing 13.38% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $2,713,598 which is 1.27% of total net assets.
[6]	Securities, or a portion there of, pledged as collateral for swaps.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.24%, 07/03/14	$991,073	$957,392	0.45%
12/19/06	Boston Generating LLC 1st Lien, 1.96%, 12/19/13	2,929,862	2,278,492	1.07%
04/12/07	Carestream Health, Inc. Term Loan, 5.49%, 10/30/13	2,262,296	1,920,235	0.90%
04/16/08	Kelson 1st Lien, 3.50%, 03/16/13	3,297,312	3,473,005	1.62%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%,	2,893	1	0.00%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 4.49%, 12/15/14	1,000,000	858,750	0.40%
05/17/07	Tribune 1st Lien Term Loan B, 0.00%, 06/04/14	2,845,180	2,309,211	1.08%
02/01/07	United Air Lines, Inc., 2.31%, 02/01/14	1,193,271	939,701	0.44%

		$14,521,887	$12,736,787	5.96%

[8]	Security is currently in default with regards to scheduled interest or principal payments.
[9]	Non-income producing security.
[10]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2009.
[11]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $37,037,152 which is 17.33% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

(TBA): To be announced

70 / N-Q Report December 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 97.38%
ASSET-BACKED SECURITIES — 30.43%**
ACE Securities Corp. 2004-FM1 B1A
5.48%	09/25/33	[2]	$17,188	$2,681
ACE Securities Corp. 2006-SL1 A
0.39%	09/25/35	[2]	371,003	68,257
Aerco Ltd. 2A A4 (United Kingdom)
0.75%	07/15/25	2,3,4,†	19,224	17,685
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.23%	08/15/33	[2]	82,854	32,379
Asset Backed Securities Corp. Home Equity 2005-HE6 A2D
0.51%	07/25/35	[2]	37,138	36,707
Aviation Capital Group Trust 2003-2A B1
3.23%	09/20/33	2,4,†	75,126	26,291
Aviation Capital Group Trust 2003-2A G2
1.03%	09/20/33	2,4,†	62,839	42,099
Bayview Financial Acquisition Trust 2005-A A1
1.23%	02/28/40	2,4,†	143,399	89,558
Bayview Financial Acquisition Trust 2006-B 2A2
0.43%	04/28/36	[2]	14,354	14,119
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
1.23%	12/28/40	2,4,†	2,063,164	1,278,211
Carrington Mortgage Loan Trust 2007-FRE1 A1
0.35%	02/25/37	[2]	140,245	124,066
Castle Trust 2003-1AW A1
0.98%	05/15/27	2,4,†	101,419	77,074
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.16%	09/25/36	2,†	484,515	251,928
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M2
2.38%	07/25/37	[2]	114,000	5,360
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,4,†	539,407	281,838
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	37,114	34,368
Conseco Financial Corp. 1997-4 A5
6.88%	02/15/29		81,086	81,780
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		26,110	25,973
Countrywide Asset-Backed Certificates 2004-1 2A
0.47%	04/25/34	[2]	5,852	4,576
Countrywide Asset-Backed Certificates 2007-10 2A2
0.35%	06/25/47	[2]	110,000	70,671
Credit-Based Asset Servicing and Securitization LLC 2003-CB1 AF (STEP)
3.95%	01/25/33		97,704	85,112
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF12 A2
0.27%	09/25/36	[2]	8,964	8,856
GE Capital Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		2,520	2,450
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.67%	06/25/30	[2]	460,032	188,359
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		32,451	25,368
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		86,337	66,228
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15		3,671	3,669
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		35,271	21,633
GSAMP Trust 2007-HE2 A2A
0.36%	03/25/47	[2]	174,159	156,395
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
0.61%	03/20/36	[2]	1,100,000	594,433
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.53%	07/20/36	[2]	125,000	51,392
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.54%	07/20/36	2,†	1,300,000	740,946
Home Equity Asset Trust 2007-3 2A2
0.41%	08/25/37	[2]	1,400,000	671,632
IndyMac Home Equity Loan Asset Backed Trust 2002-A M1
1.36%	05/25/33	[2]	470,335	269,637
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		611,916	444,723
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		218,541	159,609
Lehman XS Trust 2006-2N 1A1
0.49%	02/25/46	[2]	84,247	43,851
MASTR Asset Backed Securities Trust 2007-HE1 A2
0.38%	05/25/37	[2]	315,000	183,779
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.48%	06/25/37	[2]	100,000	38,359

N-Q Report December 2009 / 71

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Merrill Lynch First Franklin Mortgage Loan Trust 2007-4 2A4
0.48%	07/25/37	[2]	$30,000	$10,760
Morgan Stanley ABS Capital I 2004-NC2 M2
2.03%	12/25/33	[2]	28,690	15,719
Nationstar Home Equity Loan Trust 2007-B 2AV4
0.55%	04/25/37	[2]	205,000	72,471
Option One Mortgage Loan Trust 2002-1 A
0.81%	02/25/32	[2]	157,548	100,348
Option One Mortgage Loan Trust 2003-2 A2
0.83%	04/25/33	[2]	111,269	87,905
Option One Mortgage Loan Trust 2003-5 A2
0.87%	08/25/33	[2]	73,514	54,647
Residential Asset Mortgage Products, Inc. 2003-RS1 AII
1.01%	02/25/33	[2]	55,998	28,012
Residential Asset Securities Corp. 2003-KS3 A2
0.83%	05/25/33	[2]	36,561	22,292
Residential Asset Securities Corp. 2007-KS4 A2
0.41%	05/25/37	[2]	100,000	64,272
Resmae Mortgage Loan Trust 2006-1 A1B
0.50%	02/25/36	[2,4]	272,056	63,637
SACO I, Inc. 2005-2 A
0.43%	04/25/35	[2,4]	3,541	1,434
Saxon Asset Securities Trust 2004-1 M1
1.03%	03/25/35	[2]	261,613	155,695
SG Mortgage Securities Trust 2006-FRE1 A1B
0.50%	02/25/36	[2]	193,617	110,913
Soundview Home Equity Loan Trust 2007-NS1 A4
0.53%	01/25/37	[2]	50,000	17,413
Soundview Home Equity Loan Trust 2007-OPT1 2A1
0.31%	06/25/37	[2]	135,758	112,741
Structured Asset Receivables Trust 2005-1A Certificates
0.78%	01/21/15	2,4,†	589,599	471,582
Structured Asset Securities Corp. 2007-BC2 A3
0.36%	03/25/37	2,†	945,000	557,506
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[4,5]	12,818,633	100,858
Terwin Mortgage Trust 2005-7SL A1
0.50%	07/25/35	[2,4]	19,016	18,559
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		260,545	220,307

Total Asset-Backed Securities (Cost $12,471,822)				8,609,123

CORPORATES — 19.23%*
Banking — 5.96%
Chase Capital II B
0.78%	02/01/27	[2]	850,000	608,076
Credit Suisse/Guernsey 1 (Switzerland)
0.96%	05/29/49	[2,3]	605,000	403,081
First Chicago NBD Institutional Capital I
0.83%	02/01/27	[2]	65,000	44,702
JPMorgan Chase Capital XIII M
1.20%	09/30/34	[2]	889,000	629,994

				1,685,853

Electric — 1.32%
Entergy Louisiana LLC
5.83%	11/01/10		8,000	8,019
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		155,000	179,582
Power Contract Financing LLC
6.26%	02/01/10	[4]	137,635	137,908
W3A Funding Corp.
8.09%	01/02/17		48,168	48,383

				373,892

Energy — 0.78%
Williams Cos., Inc. (The)
8.13%	03/15/12		200,000	219,693

Finance — 8.07%
Citigroup, Inc.
0.56%	11/05/14	[2]	369,000	333,293
1.97%	05/15/18	[2]	305,000	283,835
General Electric Capital Corp. (MTN)
0.66%	05/05/26	[2]	925,000	783,669
General Electric Capital Corp. A (MTN)
0.51%	09/15/14	[2]	25,000	23,583
Lehman Brothers Holdings, Inc. (MTN)
0.00%	11/16/09	[6,7]	870,000	172,369
MBNA Capital A
8.28%	12/01/26		250,000	243,125
MBNA Capital B
1.08%	02/01/27	[2]	345,000	236,231
Prudential Holdings LLC (FSA)
1.13%	12/18/17	[2,4]	100,000	82,338
Woodbourne Capital Trust I
2.64%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust II
2.64%	04/08/49	[2,4,5]	150,000	31,500
Woodbourne Capital Trust III
2.74%	04/08/49	[2,4,5]	150,000	31,500

72 / N-Q Report December 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Woodbourne Capital Trust IV
2.74%	04/08/49	[2,4,5]	$150,000	$31,500

				2,284,443

Real Estate Investment Trust (REIT) — 1.42%
CPG Partners LP
8.25%	02/01/11		35,000	36,623
HRPT Properties Trust
0.85%	03/16/11	[2]	392,000	364,169

				400,792

Transportation — 1.68%
American Airlines Pass Through Trust 2001-02
6.98%	04/01/11	[8]	9,556	9,484
American Airlines Pass Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		36,487	35,725
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		356,108	344,535
Continental Airlines, Inc. 2002-1 G1
0.72%	08/15/11	2,†	24,547	22,582
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11	[8]	64,056	63,816

				476,142

Total Corporates (Cost $6,499,343)				5,440,815

BANK LOANS — 2.69%*
Finance — 0.75%
Kelson 1st Lien
3.50%	03/16/13	[9]	215,747	211,702

Transportation — 1.94%
United Air Lines, Inc.
2.31%	02/01/14	[9]	697,222	549,063

Total Bank Loans (Cost $912,969)				760,765

MORTGAGE-BACKED — 45.03%**
Commercial Mortgage-Backed — 6.67%
Bayview Commercial Asset Trust 2004-3 A1
0.60%	01/25/35	[2,4]	67,240	46,352
Bayview Commercial Asset Trust 2005-1A A1
0.53%	04/25/35	[2,4]	1,241,057	861,504
Bayview Commercial Asset Trust 2005-2A A1
0.54%	08/25/35	[2,4]	630,167	404,084
Bayview Commercial Asset Trust 2007-2A A1
0.50%	07/25/37	[2,4]	168,886	99,118
Bayview Commercial Asset Trust 2007-3 A1
0.47%	07/25/37	[2,4]	719,025	476,671

				1,887,729

Non-Agency Mortgage-Backed — 29.88%
American Home Mortgage Investment Trust 2004-2 2A
2.47%	02/25/44	[2]	79,674	67,942
American Home Mortgage Investment Trust 2007-2 11A1
0.46%	03/25/47	[2]	113,254	50,768

Banc of America Mortgage Securities, Inc. 2003-A 2A2
5.42%	02/25/33	[2]	9,980	8,366
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.44%	06/25/37	[2]	1,521,861	764,165
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.51%	01/25/35	[2,4]	680,316	392,130
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.41%	05/25/36	[2,4]	666,027	365,510
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.11%	02/25/34	[2]	538,566	496,915
Countrywide Alternative Loan Trust 2005-16 A5
0.51%	06/25/35	[2]	173,252	51,964
Countrywide Alternative Loan Trust 2005-27 2A1
1.89%	08/25/35	[2]	1,340,622	687,691
Countrywide Alternative Loan Trust 2005-27 3A2
1.64%	08/25/35	[2]	103,566	50,581
Countrywide Alternative Loan Trust 2005-51 2A2A
0.52%	11/20/35	[2]	45,318	42,842
Countrywide Alternative Loan Trust 2005-61 2A1
0.51%	12/25/35	[2]	636,320	384,790
Countrywide Alternative Loan Trust 2005-72 A1
0.50%	01/25/36	[2]	927,757	492,031
CS First Boston Mortgage Securities Corp. 1997-2 A
7.50%	06/25/20	[4]	12,317	11,133
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.32%	02/25/37	[2]	18,181	17,557
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
0.64%	09/19/44	[2]	65,848	38,345

N-Q Report December 2009 / 73

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.60%	07/19/44	[2]	$18,849	$11,084
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.44%	03/19/45	[2]	149,537	81,300
First Horizon Asset Securities, Inc. 2003-AR1 2A1
3.67%	03/25/33	[2]	16,743	15,725
Harborview Mortgage Loan Trust 2004-8 2A4A
0.63%	11/19/34	[2]	91,492	58,896
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.35%	03/19/35	[5,10]	2,065,984	69,081
Harborview Mortgage Loan Trust 2005-11 2A1A
0.54%	08/19/45	[2]	173,589	91,367
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.62%	12/25/34	[2]	237,950	147,676
Indymac Index Mortgage Loan Trust 2004-AR5 2A1A
0.66%	08/25/34	[2]	32,382	19,085
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.63%	08/25/34	[2]	38,935	22,955
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
0.66%	09/25/34	[2]	178,145	112,544
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.63%	11/25/34	[2]	72,827	37,536
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.54%	10/25/36	[2]	179,294	99,801
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
1.01%	10/25/36	[2]	125,313	65,338
IndyMac Index Mortgage Loan Trust 2005-AR2 2A2A
0.57%	02/25/35	[2]	102,057	61,645
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.45%	04/25/46	[2]	133,333	62,155
Lehman XS Trust 2007-12N 1A3A
0.43%	07/25/47	2,†	4,000,000	859,834
MASTR Seasoned Securities Trust 2004-1 4A1
3.72%	10/25/32	[2]	191,760	182,876
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		168,482	167,147
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		44,805	41,689
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		19,115	18,382
Structured Asset Mortgage Investments, Inc. 2006-AR5 1A1
0.44%	05/25/46	[2]	142,725	67,532
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	7,473	6,731
Structured Asset Securities Corp. 2002-5A 6A
6.16%	04/25/32	[2]	23,438	20,553
Structured Asset Securities Corp. 2003-15A 2A1
3.03%	04/25/33	[2]	81,642	60,836
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.31%	04/25/47	[2]	1,881,596	954,550

Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.77%	01/25/33	[2]	104,794	96,122
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
1.94%	06/25/42	[2]	18,415	13,329
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
1.48%	05/25/46	[2]	1,733,593	889,933
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		192,307	193,848

				8,452,280

U.S. Agency Mortgage-Backed — 8.48%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23	[2]	307,594	57,888
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		279,393	29,663
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	204,450
Fannie Mae G-36 ZB
7.00%	11/25/21		3,310	3,601
Fannie Mae Pool 646884
2.17%	05/01/32	[2]	84,470	85,632
Fannie Mae Pool 802665
3.74%	12/01/34	[2]	21,161	21,337
Freddie Mac 2 L
8.00%	11/25/22		25,887	28,541
Freddie Mac Gold G12393
5.50%	10/01/21	[11]	72,241	76,937

74 / N-Q Report December 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 1L0113
3.82%	05/01/35	[2,11]	$424,494	$436,689
Freddie Mac Non Gold Pool 781908
2.79%	09/01/34	[2]	75,908	77,299
Freddie Mac Non Gold Pool 788498
3.63%	02/01/30	[2]	358,037	369,976
Freddie Mac Non Gold Pool 847288
3.05%	05/01/34	[2,11]	712,267	731,503
Ginnie Mae II Pool 80968
3.63%	07/20/34	[2]	265,814	274,280

				2,397,796

Total Mortgage-Backed (Cost $17,943,769)				12,737,805

Total Bonds – 97.38% (Cost $37,827,903)				27,548,508

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 15.01%
Commercial Paper — 1.75%
BNP Paribas Finance, Inc.
0.13%[12]	02/05/10		495,000	494,943

Money Market Fund — 8.10%
Dreyfus Cash Advantage Fund
1.51%			1,312,000	1,312,000
Goldman Sachs Group, Inc. (The)
0.05%[11]			978,000	978,000

				2,290,000

U.S. Treasury Bills — 5.16%
U.S. Treasury Bills
0.05%[12]	02/18/10		225,000	224,996
0.02%[12]	02/18/10	[13]	1,235,000	1,234,981

				1,459,977

Total Short Term Investments (Cost $4,244,899)				4,244,920

Total Investments – 112.39% (Cost $42,072,802)[1]				31,793,428

Liabilities in Excess of Other Assets – (12.39)%				(3,505,466)

Net Assets – 100.00%				$28,287,962

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
1	S&P 500 E Mini Index Expiration March 2010	$71
38	S&P 500 Index, Expiration March 2010	113,639

	Net unrealized appreciation	$113,710

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 3-month USD LIBOR minus 1 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston		$10	$1,335,579

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

	03/20/13	75	(3,587)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

	03/20/13	75	(3,587)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

	06/20/13	100	(3,644)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

	03/20/14	25	(1,400)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc., 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.

	03/20/14	155	(827)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co., 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.

	03/20/14	155	(2,874)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

	03/20/15	150	(10,540)

N-Q Report December 2009 / 75

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	$45	$3,447

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	40	3,065

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	40	3,065

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the KB Homes, Inc., 5.75%, due 02/01/14. Counterparty: Citigroup, Inc.

	09/20/16	45	5,431

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	100	5,352

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	80	4,282

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	240	12,845

			$11,028

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

	12/20/10	AAA	$510	$28,118	$28,118

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

	03/20/11	AAA	400	15,970	15,970

				$44,088	$44,088

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	$(122,674)	$745	$(363,815)	$(486,489)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

	08/25/37	(183,856)	380	(64,286)	(248,142)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

	01/25/38	(286,638)	540	(67,010)	(353,648)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc

	01/25/38	(257,013)	500	(70,438)	(327,451)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

	05/25/46	(259,612)	330	(34,409)	(294,021)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

	05/25/46	(222,525)	283	(29,493)	(252,018)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

	05/25/46	(184,868)	236	(25,147)	(210,015)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

	05/25/46	(108,842)	298	(53,571)	(162,413)

		$(1,626,028)		$(708,169)	$(2,334,197)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $42,135,418 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$660,058
Gross unrealized depreciation	(11,002,048)

Net unrealized depreciation	$(10,341,990)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2009.

76 / N-Q Report December 2009

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

[3]	U.S. dollar denominated security issued by foreign domiciled entity.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2009 was $5,471,574 representing 19.34% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $295,939 which is 1.05% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Expected maturity date.
[9]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets

03/07/07	Kelson 1st Lien, 3.50%, 03/16/13	$215,747	$211,702	0.75%
02/01/07	United Air Lines, Inc., 2.31%, 02/01/14	697,222	549,063	1.94%

		$912,969	$760,765	2.69%

[10]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2009.
[11]	Securities, or a portion there of, pledged as collateral for swaps.
†

Fair valued security. The aggregate value of fair valued securities is $4,717,134 which is 16.68% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

[12]	Represents annualized yield at date of purchase.
[13]	Securities, or a portion there of, pledged as collateral for futures.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

N-Q Report December 2009 / 77

Notes to Schedules of Portfolio Investments

December 31, 2009 (Unaudited)

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees (the “Board’). Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board. The fair valued securities at December 31, 2009 are referenced on each Fund’s schedule of portfolio investments by a footnote.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have net been determined as of December 31, 2009.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, Level 3 securities consist of asset-backed securities, collateralized mortgage obligations, corporate bonds and interest only securities that trade in over the counter markets. These securities are valued using indicative bid and ask quotations from bond dealers and market makers. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used

78 /

Notes to Schedules of Portfolio Investments (continued)

for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to value each Fund’s net assets as of December 31, 2009 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$15,343,000	$14,069,098	$—	$29,412,098
Long Term Investments:
Asset-Backed Securities	—	18,906,188	—	18,906,188
Bank Loans	—	723,144	—	723,144
Corporates	—	11,099,690	—	11,099,690
Mortgage-Backed	—	45,072,144	110,596	45,182,740
Other Financial Instruments *
Assets	—	58,483	168,406	226,889
Liabilities	—	(8,976,353)	—	(8,976,353)

Total	$15,343,000	$80,952,394	$279,002	$96,574,396

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$149,463,100	$211,194,049	$—	$360,657,149
Long Term Investments:
Asset-Backed Securities	—	213,163,902	9,941	213,173,843
Bank Loans	—	12,726,457	—	12,726,457
Corporates	—	399,734,798	—	399,734,798
Mortgage-Backed	—	446,755,562	341,209	447,096,771
Municipal Bonds	—	6,174,522	—	6,174,522
U.S. Agency Securities	—	14,860,608	—	14,860,608
Other Financial Instruments *
Assets	—	1,911,603	297,188	2,208,791
Liabilities	(1,406,797)	(62,879,733)	—	(64,286,530)

Total	$148,056,303	$1,243,641,768	$648,338	$1,392,346,409

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Notes to Schedules of Portfolio Investments (continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$11,180,000	$6,899,158	$—	$18,079,158
Long Term Investments:
Asset-Backed Securities	—	21,843,545	—	21,843,545
Bank Loans	—	513,746	—	513,746
Corporates	—	59,566,946	—	59,566,946
Mortgage-Backed	—	73,517,744	26,332	73,544,076
Municipal Bonds	—	1,064,733	—	1,064,733
U.S. Treasury Securities	—	27,775,972	—	27,775,972
Other Financial Instruments *
Assets	—	1,559,773	—	1,559,773
Liabilities	(385,671)	(5,579,540)	—	(5,965,211)

Total	$10,794,329	$187,162,077	$26,332	$197,982,738

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$550,099,000	$266,032,966	$—	$816,131,966
Long Term Investments:
Asset-Backed Securities	—	645,359,440	216,401	645,575,841
Bank Loans	—	46,109,892	—	46,109,892
Corporates	—	2,184,516,540	—	2,184,516,540
Mortgage-Backed	—	3,647,829,948	690,750	3,648,520,698
Municipal Bonds	—	42,433,632	—	42,433,632
U.S. Agency Securities	—	10,247,118	—	10,247,118
U.S. Treasury Securities	—	828,388,242	—	828,388,242
Other Financial Instruments *
Assets	—	53,220,776	1,310,597	54,531,373
Liabilities	(18,992,208)	(244,210,094)	—	(263,202,302)

Total	$531,106,792	$7,479,928,460	$2,217,748	$8,013,253,000

80 /

Notes to Schedules of Portfolio Investments (continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$19,698,000	$12,898,471	$—	$32,596,471
Long Term Investments:
Asset-Backed Securities	—	10,252,315	—	10,252,315
Bank Loans	—	79,789,601	—	79,789,601
Common Stock	—	254,021	—	254,021
Corporates	—	441,435,077	—	441,435,077
Mortgage-Backed	—	382,339	28,695	411,034
Municipal Bonds	—	7,709,360	—	7,709,360
Preferred Stock	—	5,500	—	5,500
Other Financial Instruments *
Assets	650	410,136	—	410,786
Liabilities	(320,301)	(124,883)	—	(445,184)

Total	$19,378,349	$553,011,937	$28,695	$572,418,981

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$57,757,500	$34,662,623	$—	$92,420,123
Long Term Investments:
Asset-Backed Securities	—	55,514,236	—	55,514,236
Bank Loans	—	12,736,786	—	12,736,786
Corporates	—	57,909,912	—	57,909,912
Mortgage-Backed	—	48,704,345	179,073	48,883,418
Preferred Stock	—	1,309,126	1	1,309,127
Other Financial Instruments *
Assets	1,350	523,714	—	525,064
Liabilities	(85,335)	(40,498,220)	—	(40,583,555)

Total	$57,673,515	$170,862,522	$179,074	$228,715,111

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short Term Investments	$2,290,000	$1,954,920	$—	$4,244,920
Long Term Investments:
Asset-Backed Securities	—	8,605,454	3,669	8,609,123
Bank Loans	—	760,765	—	760,765
Corporates	—	5,440,815	—	5,440,815
Mortgage-Backed	—	12,668,724	69,081	12,737,805
Other Financial Instruments *
Assets	1,449,289	81,575	—	1,530,864
Liabilities	—	(2,360,656)	—	(2,360,656)

Total	$3,739,289	$27,151,597	$72,750	$30,963,636

*	Other financial instruments include (but may not be limited to) reverse repurchase agreements, swap contracts, futures and options.

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Notes to Schedules of Portfolio Investments (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

ULTRA SHORT BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of March 31, 2009	$482,284	$150,841	$98,813
Accrued discounts/premiums	584	(100,146)	—
Realized gain (loss)	(3,489,248)	330,132	—
Change in unrealized appreciation (depreciation)**	3,178,657	172,364	69,593
Net purchases (sales)	(172,277)	(442,595)	—
Transfers in and/or out of Level 3	—	—	—

Balance as of December 31, 2009	$—	$110,596	$168,406

**	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $194,741.

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of March 31, 2009	$998,682	$656,335	$174,375
Accrued discounts/premiums	2,245	(280,859)	—
Realized gain (loss)	(8,640,511)	965,719	—
Change in unrealized appreciation (depreciation)**	7,879,381	759,264	122,813
Net purchases (sales)	(229,856)	(1,610,279)	—
Transfers in and/or out of Level 3	—	(148,971)	—

Balance as of December 31, 2009	$9,941	$341,209	$297,188

**	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $742,842.

INTERMEDIATE BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2009	$27,000	$38,747
Accrued discounts/premiums	—	(22,886)
Realized gain (loss)	(168,750)	88,438
Change in unrealized appreciation (depreciation)**	198,000	39,593
Net purchases (sales)	(56,250)	(117,560)
Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2009	$—	$26,332

**	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $28,215.

82 /

Notes to Schedules of Portfolio Investments (continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES	OTHER FINANCIAL INSTRUMENTS
Balance as of March 31, 2009	$731,041	$6,000	$1,061,289	$768,994
Accrued discounts/premiums	3,757	749	(575,340)	—
Realized gain (loss)	(2,933,323)	5,520	1,751,529	—
Change in unrealized appreciation (depreciation)**	2,678,960	231	1,294,818	541,603
Net purchases (sales)	(264,034)	(12,500)	(2,671,294)	—
Transfers in and/or out of Level 3	—	—	(170,252)	—

Balance as of December 31, 2009	$216,401	$—	$690,750	$1,310,597

**	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $1,508,251.

HIGH YIELD BOND FUND	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2009	$26,657
Accrued discounts/premiums	—
Realized gain (loss)	(16,028)
Change in unrealized appreciation (depreciation)***	112,636
Net purchases (sales)	(94,570)
Transfers in and/or out of Level 3	—

Balance as of December 31, 2009	$28,695

***	Represents the change in unrealized appreciation/depreciation on securities still held at December 31, 2009.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK
Balance as of March 31, 2009	$4,712,725	$558,976	$10,054
Accrued discounts/premiums	5,076	(253,007)	—
Realized gain (loss)	(27,031,447)	1,160,374	(3,418,095)
Change in unrealized appreciation (depreciation)**	24,637,016	432,884	3,408,044
Net purchases (sales)	(1,928,309)	(1,613,746)	(2)
Transfers in and/or out of Level 3	(395,061)	(106,408)	—

Balance as of December 31, 2009	$—	$179,073	$1

**	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $204,889.

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Notes to Schedules of Portfolio Investments (continued)

ALPHATRAK 500 FUND	ASSET- BACKED SECURITIES	MORTGAGE- BACKED SECURITIES
Balance as of March 31, 2009	$322,120	$86,736
Accrued discounts/premiums	168	(61,113)
Realized gain (loss)	(1,972,454)	175,927
Change in unrealized appreciation (depreciation)***	1,797,821	111,783
Net purchases (sales)	(143,986)	(244,252)
Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2009	$3,669	$69,081

**	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $77,400.

The following is a summary of the Funds’ derivative instruments categorized by primary risk exposure as of December 31, 2009:

FUND	TOTAL VALUE AT DECEMBER 31, 2009	ASSET DERIVATIVES VALUE
		EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS
Ultra Short Bond Fund	$58,483	$—	$3,235	$55,248
Low Duration Bond Fund	1,911,603	—	45,842	1,865,761
Intermediate Bond Fund	1,559,773	—	42,674	1,517,099
Total Return Bond Fund	53,220,776	—	3,734,797	49,485,979
High Yield Bond Fund	410,786	650	—	410,136
Strategic Income Fund	525,064	1,350	131,410	392,304
AlphaTrak 500 Fund	1,530,864	1,449,289	—	81,575

Total	$59,217,349	$1,451,289	$3,957,958	$53,808,102

FUND	TOTAL VALUE AT DECEMBER 31, 2009	LIABILITY DERIVATIVES VALUE
		EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS
Ultra Short Bond Fund	$(8,976,353)	$—	$—	$(8,976,353)
Low Duration Bond Fund	(64,286,530)	—	(1,406,797)	(62,879,733)
Intermediate Bond Fund	(5,965,211)	—	(385,671)	(5,579,540)
Total Return Bond Fund	(263,202,302)	—	(22,032,126)	(241,170,176)
High Yield Bond Fund	(445,184)	—	(320,301)	(124,883)
Strategic Income Fund	(40,583,555)	—	(85,335)	(40,498,220)
AlphaTrak 500 Fund	(2,360,656)	—	—	(2,360,656)

Total	$(385,819,791)	$—	$(24,230,230)	$(361,589,561)

Reverse Repurchase Agreements - The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. The derivatives listed on the Schedules of Portfolio Investments are indicative of the activity for the period ended December 31, 2009.

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Notes to Schedules of Portfolio Investments (continued)

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Futures - The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Swaps - The Funds may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds may enter into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The Funds may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset

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Notes to Schedules of Portfolio Investments (continued)

value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may enter into total return swap agreements. Total Return Swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At December 31, 2009, the Funds did not hold swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

Capital Loss Carryforwards:

At March 31, 2009, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017
Ultra Short Bond Fund	$—	$171,312	$1,489,244	$17,068,161
Low Duration Bond Fund	5,831,064	—	—	99,373,584
Intermediate Bond Fund	—	—	—	3,098,824
Total Return Bond Fund	—	—	—	162,902,742
High Yield Bond Fund	112,035	—	161,051	7,454,755
Strategic Income Fund	61,791	1,235,093	9,036,932	47,852,416
AlphaTrak 500 Fund	—	—	—	60,439,961

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www-sec-gov.

86 /

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/S/ DAVID LIPPMAN
David Lippman, President and Principal Executive Officer
(principal executive officer)

Date	3/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID LIPPMAN
David Lippman, President and Principal Executive Officer
(principal executive officer)

Date	3/1/10

By (Signature and Title)*	/S/ JOSEPH D. HATTESOHL
Joseph D. Hattesohl, Treasurer
(principal financial officer)

Date	3/1/10

*	Print the name and title of each signing officer under his or her signature.